UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-04000
Investment Company Act File Number

Calvert Variable Products, Inc.
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(301) 951-4800
(Registrant's telephone number, including area code)

December 31
Date of Fiscal Year End

March 31, 2017
Date of Reporting Period

Item 1. Schedule of Investments.

Calvert VP S&P 500 Index Portfolio
Calvert VP Investment Grade Bond Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP EAFE International Index Portfolio
Calvert VP Volatility Managed Moderate Portfolio
Calvert VP Volatility Managed Moderate Growth Portfolio
Calvert VP Volatility Managed Growth Portfolio
Calvert VP Nasdaq 100 Index Portfolio

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.9%

Aerospace & Defense - 2.1%
Arconic, Inc.	10,482	276,096
Boeing Co. (The)	13,103	2,317,397
General Dynamics Corp.	6,546	1,225,411
L3 Technologies, Inc.	1,846	305,125
Lockheed Martin Corp.	5,743	1,536,827
Northrop Grumman Corp.	4,016	955,165
Raytheon Co.	6,737	1,027,392
Rockwell Collins, Inc.	3,106	301,779
Textron, Inc.	6,442	306,575
TransDigm Group, Inc.	1,197	263,532
United Technologies Corp.	17,240	1,934,500
		10,449,799

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	3,411	263,636
Expeditors International of Washington, Inc.	4,328	244,489
FedEx Corp.	5,640	1,100,646
United Parcel Service, Inc., Class B	15,855	1,701,241
		3,310,012

Airlines - 0.6%
Alaska Air Group, Inc.	2,942	271,311
American Airlines Group, Inc.	11,597	490,553
Delta Air Lines, Inc.	16,810	772,588
Southwest Airlines Co.	14,153	760,865
United Continental Holdings, Inc. *	6,586	465,235
		2,760,552

Auto Components - 0.2%
BorgWarner, Inc.	4,815	201,219
Delphi Automotive plc	6,201	499,118
Goodyear Tire & Rubber Co. (The)	5,789	208,404
		908,741

Automobiles - 0.5%
Ford Motor Co.	89,793	1,045,191
General Motors Co.	31,357	1,108,784
Harley-Davidson, Inc.	4,057	245,448

See notes to Schedule of Investments

		2,399,423

Banks - 6.2%
Bank of America Corp.	231,264	5,455,518
BB&T Corp.	18,596	831,241
Citigroup, Inc.	64,071	3,832,727
Citizens Financial Group, Inc.	11,711	404,615
Comerica, Inc.	4,157	285,087
Fifth Third Bancorp	17,264	438,506
Huntington Bancshares, Inc.	24,979	334,469
JPMorgan Chase & Co.	82,398	7,237,840
KeyCorp	24,670	438,633
M&T Bank Corp.	3,547	548,827
People's United Financial, Inc.	7,434	135,299
PNC Financial Services Group, Inc. (The)	11,183	1,344,644
Regions Financial Corp.	27,725	402,844
SunTrust Banks, Inc.	11,304	625,111
US Bancorp	36,632	1,886,548
Wells Fargo & Co.	103,886	5,782,295
Zions Bancorporation	4,903	205,926
		30,190,130

Beverages - 1.9%
Brown-Forman Corp., Class B	4,069	187,907
Coca-Cola Co. (The)	88,889	3,772,449
Constellation Brands, Inc., Class A	3,973	643,904
Dr Pepper Snapple Group, Inc.	4,212	412,439
Molson Coors Brewing Co., Class B	4,241	405,906
Monster Beverage Corp. *	9,254	427,257
PepsiCo, Inc.	32,831	3,672,476
		9,522,338

Biotechnology - 2.7%
AbbVie, Inc.	36,666	2,389,157
Alexion Pharmaceuticals, Inc. *	5,167	626,447
Amgen, Inc.	16,941	2,779,510
Biogen, Inc. *	4,967	1,358,077
Celgene Corp. *	17,896	2,226,799
Gilead Sciences, Inc.	30,067	2,042,151
Incyte Corp. *	4,052	541,631
Regeneron Pharmaceuticals, Inc. *	1,749	677,755
Vertex Pharmaceuticals, Inc. *	5,715	624,935
		13,266,462

Building Products - 0.3%

See notes to Schedule of Investments

Allegion plc	2,292	173,505
Fortune Brands Home & Security, Inc.	3,679	223,867
Johnson Controls International plc	21,594	909,539
Masco Corp.	7,369	250,472
		1,557,383

Capital Markets - 2.7%
Affiliated Managers Group, Inc.	1,287	210,991
Ameriprise Financial, Inc.	3,544	459,586
Bank of New York Mellon Corp. (The)	23,865	1,127,144
BlackRock, Inc.	2,799	1,073,444
CBOE Holdings, Inc.	2,190	177,543
Charles Schwab Corp. (The)	27,945	1,140,435
CME Group, Inc.	7,813	928,184
E*Trade Financial Corp. *	6,543	228,285
Franklin Resources, Inc.	7,933	334,297
Goldman Sachs Group, Inc. (The)	8,523	1,957,904
Intercontinental Exchange, Inc.	13,703	820,399
Invesco Ltd.	9,283	284,338
Moody's Corp.	3,819	427,881
Morgan Stanley	33,055	1,416,076
Nasdaq, Inc.	2,729	189,529
Northern Trust Corp.	5,092	440,865
Raymond James Financial, Inc.	2,942	224,357
S&P Global, Inc.	5,944	777,119
State Street Corp.	8,259	657,499
T. Rowe Price Group, Inc.	5,599	381,572
		13,257,448

Chemicals - 2.0%
Air Products & Chemicals, Inc.	5,005	677,126
Albemarle Corp.	2,687	283,855
CF Industries Holdings, Inc. (a)	5,573	163,567
Dow Chemical Co. (The)	25,678	1,631,580
E. I. du Pont de Nemours & Co.	19,888	1,597,603
Eastman Chemical Co.	3,531	285,305
Ecolab, Inc.	6,040	757,054
FMC Corp.	3,199	222,618
International Flavors & Fragrances, Inc.	1,902	252,072
LyondellBasell Industries NV, Class A	7,593	692,406
Monsanto Co.	10,087	1,141,848
Mosaic Co. (The)	8,372	244,295
PPG Industries, Inc.	5,914	621,443
Praxair, Inc.	6,558	777,779
Sherwin-Williams Co. (The)	1,867	579,125
		9,927,676

See notes to Schedule of Investments

Commercial Services & Supplies - 0.3%
Cintas Corp.	2,042	258,395
Republic Services, Inc.	5,305	333,207
Stericycle, Inc. *	2,033	168,515
Waste Management, Inc.	9,306	678,594
		1,438,711

Communications Equipment - 1.0%
Cisco Systems, Inc.	115,199	3,893,726
F5 Networks, Inc. *	1,490	212,429
Harris Corp.	2,969	330,361
Juniper Networks, Inc.	9,155	254,784
Motorola Solutions, Inc.	3,790	326,774
		5,018,074

Construction & Engineering - 0.1%
Fluor Corp.	3,329	175,172
Jacobs Engineering Group, Inc.	2,903	160,478
Quanta Services, Inc. *	3,611	134,004
		469,654

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,451	316,681
Vulcan Materials Co.	3,045	366,861
		683,542

Consumer Finance - 0.7%
American Express Co.	17,415	1,377,701
Capital One Financial Corp.	11,057	958,199
Discover Financial Services	8,869	606,551
Navient Corp.	7,579	111,866
Synchrony Financial	17,719	607,762
		3,662,079

Containers & Packaging - 0.3%
Avery Dennison Corp.	2,124	171,194
Ball Corp.	4,165	309,293
International Paper Co.	9,460	480,379
Sealed Air Corp.	4,702	204,913
WestRock Co.	5,760	299,693
		1,465,472

Distributors - 0.1%
Genuine Parts Co.	3,413	315,395
LKQ Corp. *	7,342	214,901

See notes to Schedule of Investments

		530,296

Diversified Consumer Services - 0.0% (b)
H&R Block, Inc. (a)	5,238	121,784

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B *	43,816	7,303,251
Leucadia National Corp.	7,754	201,604
		7,504,855

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	141,678	5,886,721
CenturyLink, Inc. (a)	13,052	307,636
Level 3 Communications, Inc. *	6,720	384,518
Verizon Communications, Inc.	94,099	4,587,326
		11,166,201

Electric Utilities - 1.9%
Alliant Energy Corp.	5,435	215,280
American Electric Power Co., Inc.	11,311	759,307
Duke Energy Corp.	16,094	1,319,869
Edison International	7,495	596,677
Entergy Corp.	4,279	325,033
Eversource Energy	7,290	428,506
Exelon Corp.	21,315	766,914
FirstEnergy Corp.	10,165	323,450
NextEra Energy, Inc.	10,756	1,380,748
PG&E Corp.	11,660	773,758
Pinnacle West Capital Corp.	2,657	221,541
PPL Corp.	15,636	584,630
Southern Co. (The)	22,798	1,134,884
Xcel Energy, Inc.	11,668	518,643
		9,349,240

See notes to Schedule of Investments

Electrical Equipment - 0.5%
Acuity Brands, Inc.	1,049	213,996
AMETEK, Inc.	5,279	285,488
Eaton Corp. plc	10,345	767,082
Emerson Electric Co.	14,839	888,263
Rockwell Automation, Inc.	2,958	460,590
		2,615,419

Electronic Equipment & Instruments - 0.4%
Amphenol Corp., Class A	7,077	503,670
Corning, Inc.	21,350	576,450
FLIR Systems, Inc.	3,282	119,071
TE Connectivity Ltd.	8,173	609,297
		1,808,488

Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	9,784	585,279
Halliburton Co.	19,943	981,395
Helmerich & Payne, Inc. (a)	2,583	171,950
National Oilwell Varco, Inc.	9,029	361,973
Schlumberger Ltd.	32,070	2,504,667
TechnipFMC plc *	10,733	348,822
Transocean Ltd. *	9,278	115,511
		5,069,597

Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	2,044	225,903
American Tower Corp.	9,827	1,194,374
Apartment Investment & Management Co., Class A	3,744	166,046
AvalonBay Communities, Inc.	3,159	579,992
Boston Properties, Inc.	3,539	468,599
Crown Castle International Corp.	8,294	783,368
Digital Realty Trust, Inc.	3,664	389,813
Equinix, Inc.	1,788	715,861
Equity Residential	8,445	525,448
Essex Property Trust, Inc.	1,508	349,147
Extra Space Storage, Inc.	3,007	223,691
Federal Realty Investment Trust	1,695	226,282
GGP, Inc.	13,960	323,593
HCP, Inc.	11,178	349,648
Host Hotels & Resorts, Inc.	17,005	317,313
Iron Mountain, Inc.	5,853	208,776
Kimco Realty Corp.	10,042	221,828
Macerich Co. (The)	2,884	185,730
Mid-America Apartment Communities, Inc.	2,700	274,698
Prologis, Inc.	12,177	631,743

See notes to Schedule of Investments

Public Storage	3,435	751,956
Realty Income Corp.	6,181	367,955
Regency Centers Corp.	3,500	232,365
Simon Property Group, Inc.	7,357	1,265,625
SL Green Realty Corp.	2,398	255,675
UDR, Inc.	6,384	231,484
Ventas, Inc.	8,158	530,596
Vornado Realty Trust	3,960	397,228
Welltower, Inc.	8,340	590,639
Weyerhaeuser Co.	17,230	585,475
		13,570,851

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	10,097	1,693,166
CVS Health Corp.	23,595	1,852,208
Kroger Co. (The)	21,255	626,810
Sysco Corp.	11,433	593,601
Wal-Mart Stores, Inc.	34,640	2,496,851
Walgreens Boots Alliance, Inc.	19,616	1,629,109
Whole Foods Market, Inc.	7,621	226,496
		9,118,241

Food Products - 1.5%
Archer-Daniels-Midland Co.	13,137	604,827
Campbell Soup Co.	4,648	266,052
Conagra Brands, Inc.	9,511	383,674
General Mills, Inc.	13,342	787,311
Hershey Co. (The)	3,212	350,911
Hormel Foods Corp.	6,460	223,710
J. M. Smucker Co. (The)	2,678	351,032
Kellogg Co.	5,816	422,300
Kraft Heinz Co. (The)	13,719	1,245,822
McCormick & Co., Inc.	2,615	255,093
Mead Johnson Nutrition Co.	4,220	375,918
Mondelez International, Inc., Class A	35,118	1,512,883
Tyson Foods, Inc., Class A	6,601	407,348
		7,186,881

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	39,750	1,765,297
Baxter International, Inc.	11,181	579,847
Becton Dickinson and Co.	4,896	898,122
Boston Scientific Corp. *	31,365	780,048
C.R. Bard, Inc.	1,657	411,831
Cooper Cos., Inc. (The)	1,165	232,872
Danaher Corp.	14,034	1,200,328

See notes to Schedule of Investments

DENTSPLY SIRONA, Inc.	5,283	329,870
Edwards Lifesciences Corp. *	4,888	459,814
Hologic, Inc. *	6,632	282,192
IDEXX Laboratories, Inc. *	2,024	312,931
Intuitive Surgical, Inc. *	845	647,667
Medtronic plc	31,489	2,536,754
Stryker Corp.	7,119	937,216
Varian Medical Systems, Inc. *	2,232	203,402
Zimmer Holdings, Inc.	4,626	564,881
		12,143,072

Health Care Providers & Services - 2.5%
Aetna, Inc.	8,090	1,031,880
AmerisourceBergen Corp.	3,799	336,212
Anthem, Inc.	6,082	1,005,841
Cardinal Health, Inc.	7,257	591,808
Centene Corp. *	4,081	290,812
Cigna Corp.	5,913	866,195
DaVita, Inc. *	3,581	243,401
Envision Healthcare Corp. *	2,800	171,696
Express Scripts Holding Co. *	13,934	918,390
HCA Holdings, Inc. *	6,642	591,072
Henry Schein, Inc. *	1,822	309,685
Humana, Inc.	3,435	708,091
Laboratory Corporation of America Holdings *	2,353	337,585
McKesson Corp.	4,878	723,212
Patterson Cos., Inc. (a)	1,992	90,098
Quest Diagnostics, Inc.	3,163	310,575
UnitedHealth Group, Inc.	22,205	3,641,842
Universal Health Services, Inc., Class B	2,154	268,065
		12,436,460

Health Care Technology - 0.1%
Cerner Corp. *	6,750	397,238

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	9,614	566,361
Chipotle Mexican Grill, Inc. *	662	294,934
Darden Restaurants, Inc.	3,018	252,516
Marriott International, Inc., Class A	7,235	681,392
McDonald's Corp.	18,840	2,441,853
Royal Caribbean Cruises Ltd.	3,854	378,116
Starbucks Corp.	33,526	1,957,583
Wyndham Worldwide Corp.	2,415	203,560
Wynn Resorts Ltd. (a)	1,898	217,530
Yum! Brands, Inc.	7,733	494,139

See notes to Schedule of Investments

		7,487,984

Household Durables - 0.4%
D.R. Horton, Inc.	8,099	269,778
Garmin Ltd.	2,754	140,757
Leggett & Platt, Inc.	3,195	160,772
Lennar Corp., Class A	4,491	229,894
Mohawk Industries, Inc. *	1,506	345,612
Newell Brands, Inc.	11,097	523,445
PulteGroup, Inc.	6,580	154,959
Whirlpool Corp.	1,714	293,660
		2,118,877

Household Products - 1.8%
Church & Dwight Co., Inc.	5,857	292,089
Clorox Co. (The)	2,951	397,883
Colgate-Palmolive Co.	20,309	1,486,416
Kimberly-Clark Corp.	8,184	1,077,260
Procter & Gamble Co. (The)	59,013	5,302,318
		8,555,966

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	15,757	176,164
NRG Energy, Inc.	7,546	141,110
		317,274

Industrial Conglomerates - 2.3%
3M Co.	13,715	2,624,091
General Electric Co.	201,262	5,997,607
Honeywell International, Inc.	17,510	2,186,474
Roper Technologies, Inc.	2,343	483,806
		11,291,978

Insurance - 2.6%
Aflac, Inc.	9,234	668,726
Allstate Corp. (The)	8,399	684,435
American International Group, Inc.	21,407	1,336,439
Aon plc	6,041	717,006
Arthur J. Gallagher & Co.	4,232	239,277
Assurant, Inc.	1,280	122,458
Chubb Ltd.	10,715	1,459,919
Cincinnati Financial Corp.	3,580	258,727
Hartford Financial Services Group, Inc. (The)	8,601	413,450
Lincoln National Corp.	5,181	339,096
Loews Corp.	6,608	309,056
Marsh & McLennan Cos., Inc.	11,847	875,375

See notes to Schedule of Investments

MetLife, Inc.	25,011	1,321,081
Principal Financial Group, Inc.	6,150	388,126
Progressive Corp. (The)	13,361	523,484
Prudential Financial, Inc.	9,892	1,055,279
Torchmark Corp.	2,662	205,080
Travelers Cos., Inc. (The)	6,434	775,554
Unum Group	5,273	247,251
Willis Towers Watson plc	2,931	383,639
XL Group Ltd.	6,095	242,947
		12,566,405

Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. *	9,141	8,103,862
Expedia, Inc.	2,773	349,869
Netflix, Inc. *	9,901	1,463,467
Priceline Group, Inc. (The) *	1,131	2,013,146
TripAdvisor, Inc. *(a)	2,731	117,870
		12,048,214

Internet Software & Services - 4.4%
Akamai Technologies, Inc. *	4,177	249,367
Alphabet, Inc.:
Class A *	6,855	5,811,669
Class C *	6,820	5,657,599
eBay, Inc. *	23,256	780,704
Facebook, Inc., Class A *	54,327	7,717,150
VeriSign, Inc. *	2,048	178,401
Yahoo!, Inc. *	20,192	937,111
		21,332,001

IT Services - 3.5%
Accenture plc, Class A	14,323	1,717,041
Alliance Data Systems Corp.	1,286	320,214
Automatic Data Processing, Inc.	10,326	1,057,279
Cognizant Technology Solutions Corp., Class A *	14,001	833,340
CSRA, Inc.	3,481	101,959
Fidelity National Information Services, Inc.	7,563	602,166
Fiserv, Inc. *	4,936	569,170
Global Payments, Inc.	3,503	282,622
International Business Machines Corp.	19,745	3,438,394
MasterCard, Inc., Class A	21,673	2,437,562
Paychex, Inc.	7,347	432,738
PayPal Holdings, Inc. *	25,834	1,111,379
Teradata Corp. *(a)	2,854	88,817
Total System Services, Inc.	3,955	211,434
Visa, Inc., Class A	42,741	3,798,393

See notes to Schedule of Investments

Western Union Co. (The)	11,660	237,281
		17,239,789

Leisure Products - 0.1%
Hasbro, Inc.	2,698	269,315
Mattel, Inc.	8,143	208,542
		477,857

Life Sciences - Tools & Services - 0.6%
Agilent Technologies, Inc.	7,409	391,714
Illumina, Inc. *	3,365	574,204
Mettler-Toledo International, Inc. *	597	285,909
PerkinElmer, Inc.	2,615	151,827
Thermo Fisher Scientific, Inc.	8,980	1,379,328
Waters Corp. *	1,842	287,923
		3,070,905

Machinery - 1.4%
Caterpillar, Inc.	13,491	1,251,425
Cummins, Inc.	3,559	538,121
Deere & Co.	6,742	733,934
Dover Corp.	3,711	298,179
Flowserve Corp.	3,117	150,925
Fortive Corp.	6,925	417,024
Illinois Tool Works, Inc.	7,175	950,472
Ingersoll-Rand plc	5,970	485,480
PACCAR, Inc.	8,072	542,438
Parker-Hannifin Corp.	3,066	491,541
Pentair plc	3,983	250,053
Snap-on, Inc.	1,388	234,114
Stanley Black & Decker, Inc.	3,596	477,801
Xylem, Inc.	4,283	215,092
		7,036,599

Media - 3.1%
CBS Corp., Class B	8,556	593,444
Charter Communications, Inc., Class A *	4,949	1,619,907
Comcast Corp., Class A	109,150	4,102,948
Discovery Communications, Inc.:
Class A *(a)	3,607	104,928
Class C *	5,360	151,741
DISH Network Corp., Class A *	5,400	342,846
Interpublic Group of Cos., Inc. (The)	9,033	221,941
News Corp.:
Class A	9,097	118,261
Class B	2,023	27,310

See notes to Schedule of Investments

Omnicom Group, Inc.	5,395	465,103
Scripps Networks Interactive, Inc., Class A	2,275	178,292
TEGNA, Inc.	5,124	131,277
Time Warner, Inc.	17,813	1,740,508
Twenty-First Century Fox, Inc.:
Class A	24,207	784,065
Class B	11,205	356,095
Viacom, Inc., Class B	7,993	372,634
Walt Disney Co. (The)	33,465	3,794,596
		15,105,896

Metals & Mining - 0.3%
Freeport-McMoRan, Inc. *	30,589	408,669
Newmont Mining Corp.	12,226	402,969
Nucor Corp.	7,335	438,046
		1,249,684

Multi-Utilities - 1.0%
Ameren Corp.	5,800	316,622
CenterPoint Energy, Inc.	10,296	283,861
CMS Energy Corp.	6,670	298,416
Consolidated Edison, Inc.	7,017	544,940
Dominion Resources, Inc.	14,449	1,120,809
DTE Energy Co.	4,128	421,510
NiSource, Inc.	7,702	183,230
Public Service Enterprise Group, Inc.	11,645	516,456
SCANA Corp.	3,416	223,236
Sempra Energy	5,763	636,811
WEC Energy Group, Inc.	7,260	440,174
		4,986,065

See notes to Schedule of Investments

Multiline Retail - 0.4%
Dollar General Corp.	5,847	407,711
Dollar Tree, Inc. *	5,430	426,038
Kohl's Corp.	4,293	170,904
Macy's, Inc.	7,374	218,565
Nordstrom, Inc. (a)	2,778	129,372
Target Corp.	12,794	706,101
		2,058,691

Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	12,859	797,258
Apache Corp.	8,734	448,840
Cabot Oil & Gas Corp.	11,120	265,879
Chesapeake Energy Corp. *(a)	17,803	105,750
Chevron Corp.	43,703	4,692,391
Cimarex Energy Co.	2,270	271,242
Concho Resources, Inc. *	3,398	436,099
ConocoPhillips	28,429	1,417,754
Devon Energy Corp.	12,068	503,477
EOG Resources, Inc.	13,269	1,294,391
EQT Corp.	4,130	252,343
Exxon Mobil Corp.	95,655	7,844,667
Hess Corp.	6,435	310,231
Kinder Morgan, Inc.	44,165	960,147
Marathon Oil Corp.	20,256	320,045
Marathon Petroleum Corp.	12,141	613,606
Murphy Oil Corp. (a)	3,869	110,615
Newfield Exploration Co. *	4,748	175,249
Noble Energy, Inc.	10,272	352,741
Occidental Petroleum Corp.	17,581	1,113,932
ONEOK, Inc.	5,031	278,919
Phillips 66	10,148	803,925
Pioneer Natural Resources Co.	3,906	727,414
Range Resources Corp.	4,494	130,775
Southwestern Energy Co. *	11,797	96,382
Tesoro Corp.	2,839	230,129
Valero Energy Corp.	10,376	687,825
Williams Cos., Inc. (The)	19,429	574,904
		25,816,930

Personal Products - 0.1%
Coty, Inc., Class A	11,150	202,150

See notes to Schedule of Investments

Estee Lauder Cos., Inc. (The), Class A	5,113	433,531
		635,681

Pharmaceuticals - 4.9%
Allergan plc	7,711	1,842,312
Bristol-Myers Squibb Co.	38,479	2,092,488
Eli Lilly & Co.	22,335	1,878,597
Johnson & Johnson	62,592	7,795,834
Mallinckrodt plc *	2,575	114,768
Merck & Co., Inc.	63,158	4,013,059
Mylan NV *	10,594	413,060
Perrigo Co. plc	3,425	227,386
Pfizer, Inc.	137,355	4,698,914
Zoetis, Inc.	11,317	603,988
		23,680,406

Professional Services - 0.3%
Dun & Bradstreet Corp. (The)	868	93,692
Equifax, Inc.	2,853	390,119
Nielsen Holdings plc	7,731	319,368
Robert Half International, Inc.	3,112	151,959
Verisk Analytics, Inc. *	3,559	288,777
		1,243,915

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	7,141	248,435

Road & Rail - 0.9%
CSX Corp.	21,312	992,074
JB Hunt Transport Services, Inc.	2,101	192,746
Kansas City Southern	2,581	221,347
Norfolk Southern Corp.	6,684	748,407
Ryder System, Inc.	1,280	96,563
Union Pacific Corp.	18,720	1,982,822
		4,233,959

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. *	17,746	258,204
Analog Devices, Inc.	8,372	686,085
Applied Materials, Inc.	24,840	966,276
Broadcom Ltd.	9,225	2,019,906
Intel Corp.	108,761	3,923,009
KLA-Tencor Corp.	3,729	354,516
Lam Research Corp.	3,831	491,747
Microchip Technology, Inc.	5,147	379,746

See notes to Schedule of Investments

Micron Technology, Inc. *	23,845	689,121
NVIDIA Corp.	13,549	1,475,893
Qorvo, Inc. *	3,057	209,588
QUALCOMM, Inc.	33,977	1,948,241
Skyworks Solutions, Inc.	4,254	416,807
Texas Instruments, Inc.	22,995	1,852,477
Xilinx, Inc.	5,726	331,478
		16,003,094

Software - 4.4%
Activision Blizzard, Inc.	15,912	793,372
Adobe Systems, Inc. *	11,402	1,483,742
Autodesk, Inc. *	4,505	389,547
CA, Inc.	7,512	238,281
Citrix Systems, Inc. *	3,723	310,461
Electronic Arts, Inc. *	7,190	643,649
Intuit, Inc.	5,590	648,384
Microsoft Corp.	178,261	11,740,269
Oracle Corp.	68,943	3,075,547
Red Hat, Inc. *	4,101	354,737
Salesforce.com, Inc. *	15,065	1,242,712
Symantec Corp.	14,235	436,730
Synopsys, Inc. *	3,600	259,668
		21,617,099

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	1,760	260,938
AutoNation, Inc. *	1,361	57,557
AutoZone, Inc. *	655	473,598
Bed Bath & Beyond, Inc.	3,690	145,607
Best Buy Co., Inc.	6,230	306,205
CarMax, Inc. *	4,304	254,883
Foot Locker, Inc.	3,045	227,796
Gap, Inc. (The)	5,239	127,255
Home Depot, Inc. (The)	28,127	4,129,887
L Brands, Inc. (a)	5,743	270,495
Lowe's Cos., Inc.	19,921	1,637,705
O'Reilly Automotive, Inc. *	2,108	568,823
Ross Stores, Inc.	9,066	597,177
Signet Jewelers Ltd. (a)	1,657	114,780
Staples, Inc.	15,550	136,374
Tiffany & Co.	2,567	244,635
TJX Cos., Inc. (The)	14,996	1,185,884
Tractor Supply Co.	3,007	207,393
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,346	383,920
		11,330,912

See notes to Schedule of Investments

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	121,075	17,393,634
Hewlett Packard Enterprise Co.	38,297	907,639
HP, Inc.	38,954	696,497
NetApp, Inc.	6,233	260,851
Seagate Technology plc	6,790	311,865
Western Digital Corp.	6,796	560,874
Xerox Corp.	20,349	149,362
		20,280,722

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	6,668	275,589
Hanesbrands, Inc. (a)	9,032	187,504
Michael Kors Holdings Ltd. *	4,040	153,964
NIKE, Inc., Class B	30,485	1,698,929
PVH Corp.	1,918	198,456
Ralph Lauren Corp.	1,347	109,942
Under Armour, Inc.:
Class A *(a)	4,384	86,716
Class C *(a)	4,407	80,648
VF Corp.	7,620	418,871
		3,210,619

Tobacco - 1.7%
Altria Group, Inc.	44,614	3,186,332
Philip Morris International, Inc.	35,688	4,029,175
Reynolds American, Inc.	19,025	1,198,956
		8,414,463

Trading Companies & Distributors - 0.2%
Fastenal Co.	6,908	355,762
United Rentals, Inc. *	1,939	242,472
W.W. Grainger, Inc.	1,245	289,786
		888,020

Water Utilities - 0.1%

See notes to Schedule of Investments

American Water Works Co., Inc.	4,253	330,756

Total Common Stocks (Cost $301,376,259)		468,185,315

EXCHANGE-TRADED FUNDS - 1.2%
SPDR S&P 500 ETF Trust	24,000	5,657,760

Total Exchange-Traded Funds (Cost $5,618,430)		5,657,760

RIGHTS - 0.0% (b)

Food & Staples Retailing - 0.0% (b)
Safeway Casa Ley CVR *	4,297	472
Safeway PDC LLC CVR *	4,297	301
		773

Total Rights (Cost $4,555)		773

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bills, 0.573%, 8/17/17 ^	1,500,000	1,495,608

Total U.S. Treasury Obligations (Cost $1,496,705)		1,495,608

TIME DEPOSIT - 2.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	12,872,779	12,872,779

Total Time Deposit (Cost $12,872,779)		12,872,779

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	2,497,000	2,497,000

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $2,497,000)		2,497,000

TOTAL INVESTMENTS (Cost $323,865,728) - 100.5%		490,709,235
Other assets and liabilities, net - (0.5%)		(2,591,530)
NET ASSETS - 100.0%		488,117,705

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini S&P 500 Index	56	6/17	$6,605,760	$30,120)
S&P 500 Index	14	6/17	8,257,200	(58,870)
Total Long				$88,990)

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $2,438,516 as of March 31, 2017.
(b) Amount is less than 0.05%.

Abbreviations:
CVR:	Contingent Value Rights

See notes to Schedule of Investments

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 0.4%

Automobile - 0.1%
Avis Budget Rental Car Funding AESOP LLC ,Series 2014-2A, Class A, 2.50%, 2/20/21 (a)	150,000	150,579

Credit Card - 0.3%
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A, 1.36%, 8/17/20	200,000	200,141
World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	250,000	256,196
		456,337

Other - 0.0% (b)
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30 (a)	32,036	31,921

Total Asset-Backed Securities (Cost $638,838)		638,837

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	422,000	450,324
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645,000	676,029
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625,000	629,836

Total Commercial Mortgage-Backed Securities (Cost $1,720,849)		1,756,189

CORPORATE BONDS - 28.0%

Basic Materials - 1.6%
Arconic, Inc., 5.72%, 2/23/19	149,000	157,195
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	115,888
Dow Chemical Co. (The), 4.375%, 11/15/42	100,000	98,293
Ecolab, Inc., 4.35%, 12/8/21	150,000	161,971
LYB International Finance BV, 5.25%, 7/15/43	100,000	108,122
Mosaic Co. (The), 5.625%, 11/15/43	400,000	411,855
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	208,714
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	400,000	419,573
Rio Tinto Finance USA plc, 3.50%, 3/22/22	150,000	156,207
Vale Overseas Ltd., 4.375%, 1/11/22 (c)	500,000	508,300
Valspar Corp. (The), 4.20%, 1/15/22	300,000	314,215

See notes to Schedule of Investments

		2,660,333

Communications - 3.6%
21st Century Fox America, Inc., 5.40%, 10/1/43	100,000	109,137
Amazon.com, Inc., 2.50%, 11/29/22	200,000	199,195
AT&T, Inc.:
5.20%, 3/15/20	200,000	216,063
3.90%, 3/11/24	200,000	203,218
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500,000	528,334
Comcast Corp., 3.125%, 7/15/22	100,000	102,402
Crown Castle Towers LLC, 4.883%, 8/15/20 (a)	300,000	319,313
Discovery Communications LLC, 5.05%, 6/1/20	200,000	216,281
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	100,276
4.45%, 1/15/43	200,000	201,327
Rogers Communications, Inc., 3.625%, 12/15/25	1,000,000	1,008,988
Time Warner, Inc.:
4.875%, 3/15/20	100,000	107,277
4.00%, 1/15/22	290,000	303,526
5.375%, 10/15/41	100,000	104,640
4.90%, 6/15/42	200,000	195,419
Verizon Communications, Inc.:
5.15%, 9/15/23	300,000	330,180
5.05%, 3/15/34	200,000	203,378
6.55%, 9/15/43	350,000	429,460
Viacom, Inc., 3.875%, 4/1/24	100,000	100,228
WPP Finance 2010, 3.75%, 9/19/24	1,000,000	1,013,800
		5,992,442

Consumer, Cyclical - 1.3%
Cintas Corp. No. 2, 3.25%, 6/1/22	350,000	359,603
CVS Pass-Through Trust, 6.036%, 12/10/28	89,442	100,539
Ford Motor Co., 5.291%, 12/8/46	1,000,000	997,700
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	200,000	222,803
Lowe's Cos., Inc., 3.875%, 9/15/23	100,000	106,363
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	100,000	100,015
6.50%, 8/15/37	250,000	335,122
		2,222,145

See notes to Schedule of Investments

Consumer, Non-cyclical - 3.1%
AbbVie, Inc., 2.90%, 11/6/22	200,000	199,250
Amgen, Inc., 4.10%, 6/15/21	700,000	740,142
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	100,000	98,635
4.00%, 1/17/43	100,000	94,656
4.625%, 2/1/44	1,000,000	1,039,977
Cigna Corp., 4.00%, 2/15/22	400,000	420,378
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	76,706
Equifax, Inc., 3.30%, 12/15/22	450,000	456,259
Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	102,722
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	102,293
Kroger Co. (The), 3.85%, 8/1/23	100,000	103,573
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100,000	102,818
Life Technologies Corp., 6.00%, 3/1/20	100,000	109,556
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	105,490
PepsiCo, Inc., 2.75%, 3/5/22	100,000	101,424
Pfizer, Inc., 4.40%, 5/15/44	1,000,000	1,045,817
Sanofi, 1.25%, 4/10/18	100,000	99,875
Zoetis, Inc., 4.70%, 2/1/43	100,000	101,897
		5,101,468

Energy - 4.1%
BP Capital Markets plc, 2.50%, 11/6/22	500,000	490,225
Chevron Corp., 3.191%, 6/24/23	100,000	102,396
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (a)	100,000	106,094
Colonial Pipeline Co., 6.58%, 8/28/32 (a)	100,000	122,969
Enbridge Energy Partners LP, 5.20%, 3/15/20	300,000	320,912
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (d)	400,000	414,360
HollyFrontier Corp., 5.875%, 4/1/26	1,000,000	1,061,718
Petroleos Mexicanos, 6.375%, 1/23/45	1,000,000	975,220
Shell International Finance BV:
2.25%, 1/6/23	200,000	194,638
4.125%, 5/11/35	1,350,000	1,360,282
4.55%, 8/12/43	100,000	103,819
Texas Eastern Transmission LP, 2.80%, 10/15/22 (a)	400,000	387,236
TransCanada PipeLines Ltd., 4.875%, 1/15/26	1,000,000	1,108,684
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	94,533
		6,843,086

Financial - 8.0%
American International Group, Inc., 4.875%, 6/1/22	250,000	270,602
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (a)	800,000	867,029
Bank of America Corp.:
5.65%, 5/1/18	250,000	260,105

See notes to Schedule of Investments

4.125%, 1/22/24	300,000	313,361
Bank of New York Mellon Corp. (The), 1.30%, 1/25/18	850,000	849,157
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/22	200,000	205,130
4.30%, 5/15/43	1,000,000	1,026,776
Boston Properties LP, 3.85%, 2/1/23	100,000	103,642
Capital One Bank, 3.375%, 2/15/23	200,000	199,595
Citigroup, Inc.:
6.125%, 5/15/18	200,000	209,349
2.50%, 9/26/18	500,000	504,470
5.50%, 9/13/25	80,000	87,461
DDR Corp., 4.75%, 4/15/18	300,000	306,799
Discover Financial Services, 3.85%, 11/21/22	200,000	203,942
ERP Operating LP, 4.625%, 12/15/21	100,000	107,804
Excalibur One 77B LLC, 1.492%, 1/1/25	29,845	28,874
General Electric Co., 4.625%, 1/7/21	100,000	108,485
General Electric Co. / LJ VP Holdings LLC, 3.80%, 6/18/19 (a)	400,000	416,299
Goldman Sachs Group, Inc. (The):
2.375%, 1/22/18	200,000	201,096
2.625%, 1/31/19	200,000	202,255
5.375%, 3/15/20	150,000	162,612
4.00%, 3/3/24	500,000	518,393
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	100,000	110,408
JPMorgan Chase & Co.:
2.35%, 1/28/19	300,000	303,189
4.50%, 1/24/22	400,000	431,078
3.375%, 5/1/23	700,000	701,146
Kimco Realty Corp., 4.30%, 2/1/18	300,000	304,310
Liberty Property LP, 3.375%, 6/15/23	350,000	348,710
MetLife, Inc., 4.875%, 11/13/43	100,000	109,028
Morgan Stanley:
2.125%, 4/25/18	300,000	301,146
4.10%, 5/22/23	500,000	516,395
5.00%, 11/24/25	150,000	161,067
NYSE Holdings LLC, 2.00%, 10/5/17	450,000	451,472
Prudential Financial, Inc., 5.10%, 8/15/43	1,000,000	1,110,665
Regions Bank, 7.50%, 5/15/18	100,000	105,879
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	251,557
Welltower, Inc., 5.25%, 1/15/22	800,000	876,995
		13,236,281

See notes to Schedule of Investments

Industrial - 3.8%
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (d)	540,000	621,000
Cummins, Inc., 4.875%, 10/1/43	100,000	111,225
Deere & Co., 6.55%, 10/1/28	250,000	316,839
GATX Corp., 4.85%, 6/1/21	900,000	968,794
General Electric Co., 4.50%, 3/11/44	100,000	107,580
John Deere Capital Corp., 1.20%, 10/10/17	250,000	249,819
Kennametal, Inc., 2.65%, 11/1/19	950,000	950,050
L3 Technologies, Inc.:
5.20%, 10/15/19	400,000	428,630
4.75%, 7/15/20	800,000	855,244
Northrop Grumman Corp., 3.25%, 8/1/23	150,000	153,390
Stanley Black & Decker, Inc., 2.90%, 11/1/22	650,000	656,644
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	518,950
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	326,617
United Technologies Corp., 4.50%, 6/1/42	100,000	105,836
		6,370,618

Technology - 1.7%
Apple, Inc., 3.85%, 5/4/43	1,100,000	1,053,852
CA, Inc., 5.375%, 12/1/19	200,000	216,084
International Business Machines Corp.:
2.90%, 11/1/21	100,000	102,541
3.625%, 2/12/24	100,000	104,703
NetApp, Inc., 3.25%, 12/15/22	100,000	100,374
Oracle Corp.:
5.75%, 4/15/18	250,000	260,989
2.375%, 1/15/19	900,000	912,381
		2,750,924

Utilities - 0.8%
Connecticut Light & Power Co. (The), 5.65%, 5/1/18	200,000	208,613
PacifiCorp, 4.10%, 2/1/42	100,000	100,310
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	995,335
		1,304,258

Total Corporate Bonds (Cost $44,780,633)		46,481,555

FLOATING RATE LOANS (e) - 0.0% (b)

Financial - 0.0% (b)

See notes to Schedule of Investments

Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 *(f)(g)(h)	96,336	2,553

Total Floating Rate Loans (Cost $96,336)		2,553

MUNICIPAL OBLIGATIONS - 0.6%

New York - 0.6%
New York City GO Bonds, 3.60%, 8/1/28	1,000,000	1,010,470

Total Municipal Obligations (Cost $989,309)		1,010,470

SOVEREIGN GOVERNMENT BONDS - 0.6%
Mexico Government International Bond, 5.55%, 1/21/45	500,000	540,000
Province of Ontario Canada, 2.45%, 6/29/22	400,000	401,196
Province of Quebec Canada, 2.625%, 2/13/23	75,000	75,635

Total Sovereign Government Bonds (Cost $971,423)		1,016,831

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 5.9%
Freddie Mac:
4.875%, 6/13/18	3,500,000	3,650,223
3.75%, 3/27/19	3,200,000	3,350,624
6.75%, 3/15/31	1,300,000	1,860,390
6.25%, 7/15/32	700,000	974,862

Total U.S. Government Agencies and Instrumentalities (Cost $9,549,077)		9,836,099

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 25.8%
Fannie Mae:
5.00%, 11/1/17	2,155	2,214
5.50%, 8/1/18	11,162	11,329
6.50%, 4/1/23	35,317	36,091
2.50%, 12/1/27	472,615	471,111
4.50%, 5/1/31	366,298	393,591
6.50%, 8/1/32	57,771	64,232
5.50%, 7/1/33	125,791	141,725
5.50%, 7/1/33	46,433	52,001
6.00%, 8/1/33	18,470	20,854
5.50%, 11/1/33	60,302	67,528
5.50%, 3/1/34	104,701	116,761
6.00%, 6/1/34	38,322	43,268
5.00%, 7/1/34	102,997	112,713

See notes to Schedule of Investments

5.00%, 10/1/34	92,003	100,655
5.50%, 3/1/35	122,329	136,854
5.50%, 6/1/35	69,661	77,276
5.50%, 9/1/35	52,087	58,137
5.50%, 2/1/36	22,215	24,834
5.50%, 4/1/36	55,558	58,910
6.50%, 9/1/36	54,241	61,314
5.50%, 11/1/36	37,466	41,793
6.00%, 8/1/37	488,241	552,372
6.00%, 5/1/38	41,916	47,326
5.50%, 6/1/38	61,320	68,540
6.00%, 7/1/38	276,343	313,864
2.999%, 9/1/38(d)	297,365	314,588
4.00%, 3/1/39	78,889	82,826
4.50%, 5/1/40	467,076	505,029
4.50%, 7/1/40	162,539	174,815
4.50%, 10/1/40	764,578	823,135
3.50%, 2/1/41	569,847	586,347
3.50%, 3/1/41	571,523	588,072
4.00%, 3/1/41	314,042	330,576
4.50%, 6/1/41	830,398	893,182
3.50%, 3/1/42	1,116,139	1,147,623
4.00%, 8/1/42	927,134	980,868
3.50%, 12/1/42	1,198,610	1,231,900
2.50%, 1/1/43	1,025,406	982,044
3.00%, 1/1/43	1,375,131	1,370,733
3.00%, 5/1/43	1,946,188	1,940,161
3.00%, 8/1/43	1,556,601	1,551,376
3.00%, 8/1/43	2,422,545	2,414,428
3.50%, 8/1/43	1,515,500	1,555,313
4.50%, 11/1/43	1,265,342	1,356,869
4.00%, 5/1/44	1,936,384	2,031,250
4.50%, 11/1/44	1,130,714	1,216,200
4.00%, 6/1/45	726,922	762,655
4.00%, 8/1/46	957,375	1,004,625
3.00%, 9/1/46	1,698,293	1,684,600
Freddie Mac:
4.50%, 9/1/18	14,122	14,460
5.00%, 11/1/20	31,083	32,329
4.00%, 3/1/25	346,241	364,523
3.50%, 11/1/25	343,253	357,827
3.50%, 7/1/26	272,776	284,560
2.50%, 3/1/28	170,388	172,429
2.50%, 1/1/31	1,680,719	1,683,221
5.00%, 2/1/33	2,324	2,528
5.00%, 4/1/35	46,806	51,210

See notes to Schedule of Investments

5.00%, 12/1/35	97,801	106,742
6.00%, 8/1/36	33,965	38,661
5.00%, 10/1/36	193,425	211,409
6.50%, 10/1/37	47,784	50,764
5.00%, 1/1/38	356,900	388,370
5.00%, 7/1/39	110,526	120,934
4.00%, 11/1/39	413,153	434,751
4.50%, 1/1/40	172,106	184,933
5.00%, 1/1/40	713,218	784,643
4.50%, 4/1/40	517,410	556,280
6.00%, 4/1/40	82,750	93,477
4.50%, 5/1/40	142,249	153,336
4.50%, 5/1/40	307,697	330,654
4.50%, 6/1/41	233,514	250,862
3.50%, 10/1/41	665,379	683,613
3.50%, 7/1/42	864,491	888,056
3.00%, 1/1/43	1,189,486	1,185,994
4.50%, 9/1/44	870,204	932,639
Ginnie Mae:
4.50%, 7/20/33	229,812	247,634
5.50%, 7/20/34	95,138	106,638
6.00%, 11/20/37	115,208	132,587
6.00%, 10/15/38	572,661	648,962
5.00%, 12/15/38	198,241	218,517
5.00%, 5/15/39	257,322	286,220
5.00%, 10/15/39	420,815	468,084
4.00%, 12/20/40	999,366	1,070,200
4.00%, 11/20/41	90,160	95,767
4.00%, 8/20/42	643,464	682,821

Total U.S. Government Agency Mortgage-Backed Securities (Cost $42,468,420)		42,921,143

U.S. TREASURY OBLIGATIONS - 36.1%
United States Treasury Bonds:
8.125%, 5/15/21	1,000,000	1,249,727
8.00%, 11/15/21	1,000,000	1,269,414
6.25%, 8/15/23	1,000,000	1,246,133
5.375%, 2/15/31	1,400,000	1,869,382
3.875%, 8/15/40	1,000,000	1,156,094
4.375%, 5/15/41	1,600,000	1,991,938
3.125%, 11/15/41	1,000,000	1,023,320
3.00%, 5/15/42	1,000,000	999,609
3.75%, 11/15/43	1,045,000	1,189,096
3.125%, 8/15/44	1,600,000	1,631,125
2.50%, 2/15/45	1,000,000	898,555

See notes to Schedule of Investments

United States Treasury Notes:
3.50%, 2/15/18	2,000,000	2,041,876
2.375%, 5/31/18	1,000,000	1,014,141
4.00%, 8/15/18	2,000,000	2,078,046
3.75%, 11/15/18	1,000,000	1,040,781
1.625%, 3/31/19	947,000	953,658
3.125%, 5/15/19	4,500,000	4,671,211
3.625%, 8/15/19	1,000,000	1,053,164
1.00%, 8/31/19	2,000,000	1,982,344
0.875%, 9/15/19	1,000,000	987,773
3.375%, 11/15/19	1,100,000	1,155,730
3.625%, 2/15/20	1,000,000	1,060,469
1.125%, 4/30/20	1,000,000	987,344
2.625%, 8/15/20	2,000,000	2,064,296
2.625%, 11/15/20	3,000,000	3,097,851
3.625%, 2/15/21	1,000,000	1,070,625
2.25%, 3/31/21	200,000	203,547
3.125%, 5/15/21	3,500,000	3,682,108
2.00%, 2/15/22	2,000,000	2,008,438
1.75%, 5/15/22	1,600,000	1,583,125
1.625%, 11/15/22	2,500,000	2,442,578
2.75%, 11/15/23	1,000,000	1,035,352
2.75%, 2/15/24	3,000,000	3,104,298
2.25%, 11/15/24	2,000,000	1,995,078
2.00%, 2/15/25	700,000	684,551
2.00%, 11/15/26	2,000,000	1,932,032
2.25%, 2/15/27	1,500,000	1,480,841

Total U.S. Treasury Obligations (Cost $58,595,883)		59,935,650

TIME DEPOSIT - 0.8%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	1,386,844	1,386,844

Total Time Deposit (Cost $1,386,844)		1,386,844

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	518,513	518,513

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $518,513)		518,513

TOTAL INVESTMENTS (Cost $161,716,125) - 99.6%		165,504,684
Other assets and liabilities, net - 0.4%		611,744

See notes to Schedule of Investments

NET ASSETS - 100.0%	166,116,428

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $2,401,440, which represents 1.5% of the net assets of the Portfolio as of March 31, 2017.

(b) Amount is less than 0.05%.
(c) Security, or portion of security, is on loan. Total value of securities on loan is $507,950 as of March 31, 2017.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2017.
(e) Floating rate loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(f) For fair value measurement disclosure purposes, security is categorized as Level 3.
(g) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(h) Restricted Security. Total market value of restricted securities amounts to $2,553, which represents less than 0.05% of the net assets of the Portfolio as of March 31, 2017.

Abbreviations:
GO:	General Obligation

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	96,336

See notes to Schedule of Investments

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 94.8%

Aerospace & Defense - 2.0%
B/E Aerospace, Inc.	29,911	1,917,594
Curtiss-Wright Corp.	13,126	1,197,879
Esterline Technologies Corp. *	8,752	753,110
Huntington Ingalls Industries, Inc.	13,569	2,717,057
KLX, Inc. *	15,479	691,911
Orbital ATK, Inc.	16,964	1,662,472
Teledyne Technologies, Inc. *	10,381	1,312,781
		10,252,804

Airlines - 0.4%
JetBlue Airways Corp. *	99,353	2,047,665

Auto Components - 0.6%
Cooper Tire & Rubber Co.	15,526	688,578
Dana, Inc.	42,454	819,787
Gentex Corp.	84,691	1,806,459
		3,314,824

Automobiles - 0.3%
Thor Industries, Inc.	14,106	1,356,010

Banks - 7.2%
Associated Banc-Corp.	44,776	1,092,534
BancorpSouth, Inc.	25,144	760,606
Bank of Hawaii Corp.	12,571	1,035,348
Bank of the Ozarks, Inc.	26,875	1,397,769
Cathay General Bancorp	22,373	843,015
Chemical Financial Corp.	20,950	1,071,592
Commerce Bancshares, Inc.	25,761	1,446,738
Cullen/Frost Bankers, Inc.	16,890	1,502,703
East West Bancorp, Inc.	42,499	2,193,373
First Horizon National Corp.	68,885	1,274,372
FNB Corp.	94,467	1,404,724
Fulton Financial Corp.	51,321	916,080
Hancock Holding Co.	25,151	1,145,628
International Bancshares Corp.	17,489	619,111
MB Financial, Inc.	20,979	898,321
PacWest Bancorp	35,336	1,881,995

See notes to Schedule of Investments

PrivateBancorp, Inc.	23,591	1,400,598
Prosperity Bancshares, Inc.	20,481	1,427,730
Signature Bank *	15,825	2,348,272
SVB Financial Group *	15,420	2,869,508
Synovus Financial Corp.	36,052	1,478,853
TCF Financial Corp.	50,353	857,008
Texas Capital Bancshares, Inc. *	14,500	1,210,025
Trustmark Corp.	19,953	634,306
UMB Financial Corp.	12,921	973,081
Umpqua Holdings Corp.	64,954	1,152,284
Valley National Bancorp	77,776	917,757
Webster Financial Corp.	27,125	1,357,335
Wintrust Financial Corp.	15,500	1,071,360
		37,182,026

Beverages - 0.1%
Boston Beer Company, Inc. (The), Class A *	2,729	394,750

Biotechnology - 0.7%
Bioverativ, Inc. *	31,823	1,733,081
United Therapeutics Corp. *	13,254	1,794,326
		3,527,407

Building Products - 0.8%
A.O. Smith Corp.	43,415	2,221,111
Lennox International, Inc.	11,403	1,907,722
		4,128,833

Capital Markets - 2.7%
Eaton Vance Corp. (a)	33,833	1,521,132
FactSet Research Systems, Inc.	11,663	1,923,345
Federated Investors, Inc., Class B	27,281	718,582
Janus Capital Group, Inc.	43,143	569,488
Legg Mason, Inc.	25,566	923,188
MarketAxess Holdings, Inc.	11,092	2,079,639
MSCI, Inc.	26,691	2,594,098
SEI Investments Co.	39,415	1,988,093
Stifel Financial Corp. *	19,971	1,002,344
Waddell & Reed Financial, Inc., Class A (b)	24,864	422,688
		13,742,597

See notes to Schedule of Investments

Chemicals - 3.2%
Ashland Global Holdings, Inc.	18,341	2,270,799
Cabot Corp.	18,333	1,098,330
Chemours Co. (The)	53,991	2,078,654
Minerals Technologies, Inc.	10,328	791,125
NewMarket Corp.	2,725	1,235,052
Olin Corp.	48,758	1,602,675
PolyOne Corp.	24,222	825,728
RPM International, Inc.	39,376	2,166,861
Scotts Miracle-Gro Co. (The), Class A	13,054	1,219,113
Sensient Technologies Corp.	13,077	1,036,483
Valspar Corp. (The)	21,548	2,390,535
		16,715,355

Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. *	15,365	854,601
Copart, Inc. *	30,131	1,866,013
Deluxe Corp.	14,300	1,032,031
Herman Miller, Inc.	17,660	557,173
HNI Corp.	12,966	597,603
MSA Safety, Inc.	9,385	663,426
Pitney Bowes, Inc.	54,948	720,368
Rollins, Inc.	28,280	1,050,036
Travel Centers of America LLC *(c)	60,000	—
		7,341,251

Communications Equipment - 1.4%
ARRIS International plc *	56,076	1,483,210
Brocade Communications Systems, Inc.	120,185	1,499,909
Ciena Corp. *	41,622	982,695
InterDigital, Inc.	10,113	872,752
NetScout Systems, Inc. *	27,057	1,026,813
Plantronics, Inc.	9,782	529,304
ViaSat, Inc. *(b)	15,564	993,295
		7,387,978

Construction & Engineering - 1.1%
AECOM *	45,785	1,629,488
Dycom Industries, Inc. *(b)	9,263	860,996
EMCOR Group, Inc.	17,587	1,107,102
Granite Construction, Inc.	11,681	586,269
KBR, Inc.	42,118	633,034

See notes to Schedule of Investments

Valmont Industries, Inc.	6,639	1,032,364
		5,849,253

Construction Materials - 0.3%
Eagle Materials, Inc.	14,271	1,386,285

Consumer Finance - 0.3%
SLM Corp. *	126,493	1,530,565

Containers & Packaging - 1.7%
AptarGroup, Inc.	18,374	1,414,614
Bemis Co., Inc.	27,253	1,331,582
Greif, Inc., Class A	7,865	433,283
Owens-Illinois, Inc. *	47,813	974,429
Packaging Corp. of America	27,771	2,544,379
Silgan Holdings, Inc.	11,035	655,038
Sonoco Products Co.	29,256	1,548,227
		8,901,552

Distributors - 0.3%
Pool Corp.	12,132	1,447,711

Diversified Consumer Services - 0.7%
DeVry Education Group, Inc.	17,232	610,874
Graham Holdings Co., Class B	1,371	821,983
Service Corp. International	55,487	1,713,439
Sotheby's *(b)	13,890	631,717
		3,778,013

Diversified Telecommunication Services - 0.1%
Frontier Communications Corp. (b)	345,806	740,025

Electric Utilities - 1.8%
Great Plains Energy, Inc.	63,492	1,855,236
Hawaiian Electric Industries, Inc.	32,056	1,067,785
IDACORP, Inc.	14,856	1,232,454
OGE Energy Corp.	58,870	2,059,273
PNM Resources, Inc.	23,481	868,797
Westar Energy, Inc.	41,873	2,272,448
		9,355,993

Electrical Equipment - 0.7%
EnerSys	12,803	1,010,669
Hubbell, Inc.	15,201	1,824,880
Regal-Beloit Corp.	13,203	998,807
		3,834,356

See notes to Schedule of Investments

Electronic Equipment & Instruments - 4.4%
Arrow Electronics, Inc. *	26,215	1,924,443
Avnet, Inc.	37,996	1,738,697
Belden, Inc.	12,435	860,378
Cognex Corp.	25,367	2,129,560
Coherent, Inc. *	7,238	1,488,422
IPG Photonics Corp. *	11,043	1,332,890
Jabil Circuit, Inc.	53,719	1,553,553
Keysight Technologies, Inc. *	53,918	1,948,596
Knowles Corp. *(b)	26,145	495,448
Littelfuse, Inc.	6,672	1,066,919
National Instruments Corp.	31,310	1,019,454
SYNNEX Corp.	8,591	961,677
Tech Data Corp. *	10,195	957,310
Trimble, Inc. *	74,370	2,380,584
VeriFone Systems, Inc. *	33,624	629,777
Vishay Intertechnology, Inc. (b)	40,346	663,692
Zebra Technologies Corp., Class A *	15,587	1,422,314
		22,573,714

Energy Equipment & Services - 1.4%
Diamond Offshore Drilling, Inc. *(b)	19,400	324,174
Dril-Quip, Inc. *(b)	11,328	617,942
Ensco plc, Class A	89,334	799,539
Nabors Industries Ltd.	84,116	1,099,396
Noble Corp. plc (b)	74,208	459,348
Oceaneering International, Inc.	28,910	782,883
Oil States International, Inc. *	15,144	502,024
Patterson-UTI Energy, Inc.	49,033	1,190,031
Rowan Companies plc, Class A *	36,994	576,367
Superior Energy Services, Inc. *(b)	45,052	642,441
		6,994,145

Equity Real Estate Investment Trusts (REITs) - 8.8%
American Campus Communities, Inc.	39,292	1,869,906
Camden Property Trust	25,801	2,075,948
Care Capital Properties, Inc.	24,778	665,785
CoreCivic, Inc.	34,687	1,089,866
Corporate Office Properties Trust	28,879	955,895
Cousins Properties, Inc.	123,328	1,019,923
CyrusOne, Inc.	21,906	1,127,502
DCT Industrial Trust, Inc.	27,090	1,303,571
Douglas Emmett, Inc.	42,873	1,646,323
Duke Realty Corp.	104,813	2,753,437
Education Realty Trust, Inc.	21,565	880,930

See notes to Schedule of Investments

EPR Properties	18,898	1,391,460
First Industrial Realty Trust, Inc.	34,571	920,626
GEO Group, Inc. (The)	24,113	1,118,120
Healthcare Realty Trust, Inc.	34,325	1,115,562
Highwoods Properties, Inc.	30,207	1,484,070
Hospitality Properties Trust	48,424	1,526,809
Kilroy Realty Corp.	28,822	2,077,490
Lamar Advertising Co., Class A (b)	24,415	1,824,777
LaSalle Hotel Properties	33,328	964,846
Liberty Property Trust	43,331	1,670,410
Life Storage, Inc.	13,704	1,125,372
Mack-Cali Realty Corp.	26,485	713,506
Medical Properties Trust, Inc.	94,607	1,219,484
National Retail Properties, Inc.	43,403	1,893,239
Omega Healthcare Investors, Inc.	57,997	1,913,321
Potlatch Corp.	11,953	546,252
Quality Care Properties, Inc. *	27,800	524,308
Rayonier, Inc.	36,245	1,027,183
Senior Housing Properties Trust	70,025	1,418,006
Tanger Factory Outlet Centers, Inc.	28,376	929,882
Taubman Centers, Inc.	17,839	1,177,731
Uniti Group, Inc. *	41,331	1,068,406
Urban Edge Properties	27,566	724,986
Washington Prime Group, Inc.	54,635	474,778
Weingarten Realty Investors	34,734	1,159,768
		45,399,478

Food & Staples Retailing - 0.6%
Casey's General Stores, Inc. (b)	11,550	1,296,487
Sprouts Farmers Market, Inc. *(b)	37,816	874,306
United Natural Foods, Inc. *	14,911	644,603
		2,815,396

Food Products - 2.9%
Dean Foods Co.	27,278	536,286
Flowers Foods, Inc.	54,192	1,051,867
Hain Celestial Group, Inc. (The) *	30,495	1,134,414
Ingredion, Inc.	21,163	2,548,660
Lamb Weston Holdings, Inc.	40,903	1,720,380
Lancaster Colony Corp.	5,741	739,670
Post Holdings, Inc. *	18,949	1,658,417
Snyder's-Lance, Inc. (b)	25,269	1,018,593
Tootsie Roll Industries, Inc. (b)	5,642	210,741
TreeHouse Foods, Inc. *	16,743	1,417,462
WhiteWave Foods Co. (The) *	52,243	2,933,445
		14,969,935

See notes to Schedule of Investments

Gas Utilities - 2.1%
Atmos Energy Corp.	31,004	2,449,006
National Fuel Gas Co. (b)	25,154	1,499,682
New Jersey Resources Corp.	25,444	1,007,582
ONE Gas, Inc.	15,400	1,041,040
Southwest Gas Holdings, Inc.	14,016	1,162,067
UGI Corp.	50,978	2,518,313
WGL Holdings, Inc.	15,099	1,246,120
		10,923,810

Health Care Equipment & Supplies - 3.6%
ABIOMED, Inc. *	11,936	1,494,387
Align Technology, Inc. *	22,244	2,551,609
Globus Medical, Inc., Class A *	21,203	628,033
Halyard Health, Inc. *	13,758	524,042
Hill-Rom Holdings, Inc.	17,532	1,237,759
LivaNova plc *	12,782	626,446
Masimo Corp. *	13,228	1,233,643
NuVasive, Inc. *	14,916	1,113,927
ResMed, Inc.	41,758	3,005,323
STERIS plc	25,037	1,739,070
Teleflex, Inc.	13,302	2,576,997
West Pharmaceutical Services, Inc.	21,596	1,762,450
		18,493,686

Health Care Providers & Services - 1.8%
HealthSouth Corp.	26,251	1,123,805
LifePoint Health, Inc. *	11,775	771,262
Mednax, Inc. *(b)	27,649	1,918,288
Molina Healthcare, Inc. *	12,558	572,645
Owens & Minor, Inc.	17,993	622,558
Tenet Healthcare Corp. *(b)	24,149	427,679
VCA, Inc. *	23,947	2,191,150
WellCare Health Plans, Inc. *	13,060	1,831,143
		9,458,530

See notes to Schedule of Investments

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. *	53,213	674,741

Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc. (b)	14,409	633,420
Buffalo Wild Wings, Inc. *	5,126	782,997
Cheesecake Factory, Inc. (The)	13,296	842,435
Churchill Downs, Inc.	3,633	577,102
Cracker Barrel Old Country Store, Inc. (b)	7,088	1,128,764
Domino's Pizza, Inc.	14,165	2,610,609
Dunkin' Brands Group, Inc.	27,102	1,481,937
International Speedway Corp., Class A	7,464	275,795
Jack in the Box, Inc.	9,328	948,844
Panera Bread Co., Class A *(b)	6,291	1,647,424
Papa John's International, Inc.	7,801	624,392
Texas Roadhouse, Inc.	19,310	859,874
Wendy's Co. (The)	56,777	772,735
		13,186,328

Household Durables - 1.5%
CalAtlantic Group, Inc. (b)	21,259	796,150
Helen of Troy Ltd. *	7,955	749,361
KB Home (b)	24,515	487,358
NVR, Inc. *	1,015	2,138,483
Tempur Sealy International, Inc. *(b)	13,797	641,009
Toll Brothers, Inc. *	43,582	1,573,746
TRI Pointe Group, Inc. *	46,852	587,524
Tupperware Brands Corp.	14,936	936,786
		7,910,417

Household Products - 0.2%
Energizer Holdings, Inc.	18,257	1,017,828

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	19,033	2,025,301

Insurance - 4.7%
Alleghany Corp. *	4,551	2,797,318
American Financial Group, Inc.	21,546	2,055,919
Aspen Insurance Holdings Ltd.	17,638	918,058
Brown & Brown, Inc.	33,838	1,411,721
CNO Financial Group, Inc.	51,232	1,050,256
Everest Re Group Ltd.	12,053	2,818,112
First American Financial Corp.	32,417	1,273,340
Genworth Financial, Inc., Class A *	146,928	605,343
Hanover Insurance Group, Inc. (The)	12,541	1,129,442

See notes to Schedule of Investments

Kemper Corp.	14,665	585,134
Mercury General Corp.	10,757	656,069
Old Republic International Corp.	72,050	1,475,584
Primerica, Inc.	13,472	1,107,398
Reinsurance Group of America, Inc.	18,965	2,408,176
RenaissanceRe Holdings Ltd.	12,070	1,745,926
WR Berkley Corp.	28,585	2,018,959
		24,056,755

Internet & Direct Marketing Retail - 0.1%
HSN, Inc.	9,731	361,020

Internet Software & Services - 0.6%
j2 Global, Inc.	14,199	1,191,438
LogMeIn, Inc.	15,497	1,510,958
WebMD Health Corp. *(b)	11,175	588,699
		3,291,095

IT Services - 3.8%
Acxiom Corp. *	23,012	655,152
Broadridge Financial Solutions, Inc.	34,866	2,369,145
Computer Sciences Corp.	41,629	2,872,817
Convergys Corp.	27,846	588,943
CoreLogic, Inc. *	24,870	1,012,706
DST Systems, Inc.	9,300	1,139,250
Gartner, Inc. *	24,365	2,631,176
Jack Henry & Associates, Inc.	22,884	2,130,500
Leidos Holdings, Inc.	42,106	2,153,301
MAXIMUS, Inc.	19,106	1,188,393
NeuStar, Inc., Class A *	16,592	550,025
Science Applications International Corp.	12,935	962,364
WEX, Inc. *	11,338	1,173,483
		19,427,255

Leisure Products - 0.6%
Brunswick Corp.	26,391	1,615,129
Polaris Industries, Inc. (b)	17,255	1,445,969
		3,061,098

Life Sciences - Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A *	6,129	1,221,755
Bio-Techne Corp.	10,999	1,118,048
Charles River Laboratories International, Inc. *	13,965	1,256,152
PAREXEL International Corp. *	15,021	947,975
		4,543,930

See notes to Schedule of Investments

Machinery - 4.6%
AGCO Corp.	19,673	1,183,921
Crane Co.	14,820	1,108,981
Donaldson Co., Inc.	38,929	1,772,048
Graco, Inc.	16,509	1,554,157
IDEX Corp.	22,477	2,101,824
ITT, Inc.	26,000	1,066,520
Joy Global, Inc.	29,367	829,618
Kennametal, Inc.	23,640	927,397
Lincoln Electric Holdings, Inc.	18,206	1,581,373
Nordson Corp.	15,776	1,937,924
Oshkosh Corp.	21,994	1,508,568
Terex Corp.	31,218	980,245
Timken Co. (The)	20,579	930,171
Toro Co. (The)	31,897	1,992,287
Trinity Industries, Inc.	44,863	1,191,113
Wabtec Corp. (b)	25,413	1,982,214
Woodward, Inc.	16,300	1,107,096
		23,755,457

Marine - 0.2%
Kirby Corp. *	15,876	1,120,052

Media - 1.3%
AMC Networks, Inc., Class A *	16,583	973,091
Cable One, Inc.	1,383	863,642
Cinemark Holdings, Inc.	31,174	1,382,255
John Wiley & Sons, Inc., Class A	13,483	725,385
Live Nation Entertainment, Inc. *	38,981	1,183,853
Meredith Corp.	11,010	711,246
New York Times Co., (The), Class A	35,932	517,421
Time, Inc.	29,860	577,791
		6,934,684

Metals & Mining - 2.0%
Allegheny Technologies, Inc.	32,063	575,851
Carpenter Technology Corp.	13,773	513,733
Commercial Metals Co.	34,067	651,702
Compass Minerals International, Inc. (b)	9,963	675,990
Reliance Steel & Aluminum Co.	21,477	1,718,589
Royal Gold, Inc.	19,259	1,349,093
Steel Dynamics, Inc.	71,441	2,483,289
United States Steel Corp.	51,378	1,737,090
Worthington Industries, Inc.	12,951	583,961
		10,289,298

See notes to Schedule of Investments

Multi-Utilities - 1.0%
Black Hills Corp.	15,737	1,046,038
MDU Resources Group, Inc.	57,573	1,575,773
NorthWestern Corp.	14,254	836,710
Vectren Corp.	24,444	1,432,663
		4,891,184

Multiline Retail - 0.3%
Big Lots, Inc. (b)	13,136	639,461
Dillard's, Inc., Class A (b)	7,450	389,188
J.C. Penney Co., Inc. *(b)	90,882	559,833
		1,588,482

Oil, Gas & Consumable Fuels - 1.8%
CONSOL Energy, Inc. (b)	52,080	873,903
Energen Corp. *	28,614	1,557,746
Gulfport Energy Corp. *	46,643	801,793
HollyFrontier Corp.	52,283	1,481,700
QEP Resources, Inc. *	70,632	897,733
SM Energy Co.	28,954	695,475
Western Refining, Inc.	23,391	820,322
World Fuel Services Corp.	20,615	747,294
WPX Energy, Inc. *	117,266	1,570,192
		9,446,158

Paper & Forest Products - 0.3%
Domtar Corp.	18,450	673,794
Louisiana-Pacific Corp. *	42,839	1,063,264
		1,737,058

Personal Products - 0.5%
Avon Products, Inc. *	129,114	568,101
Edgewell Personal Care Co. *	16,926	1,237,968
Nu Skin Enterprises, Inc., Class A	14,567	809,051
		2,615,120

Pharmaceuticals - 0.6%
Akorn, Inc. *	25,673	618,206
Catalent, Inc. *	36,773	1,041,411
Endo International plc *	58,495	652,804
Prestige Brands Holdings, Inc. *	15,605	867,014
		3,179,435

Professional Services - 0.6%
CEB, Inc.	9,514	747,800
FTI Consulting, Inc. *	12,144	499,969

See notes to Schedule of Investments

Manpowergroup, Inc.	19,940	2,045,246
		3,293,015

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	13,601	605,517
Jones Lang LaSalle, Inc.	13,338	1,486,520
		2,092,037

Road & Rail - 1.0%
Avis Budget Group, Inc. *	25,349	749,824
Genesee & Wyoming, Inc., Class A *	18,070	1,226,230
Landstar System, Inc.	12,315	1,054,780
Old Dominion Freight Line, Inc.	20,420	1,747,339
Werner Enterprises, Inc.	13,629	357,080
		5,135,253

Semiconductors & Semiconductor Equipment - 2.3%
Cirrus Logic, Inc. *	18,935	1,149,165
Cree, Inc. *	28,714	767,525
Cypress Semiconductor Corp. (b)	96,789	1,331,817
First Solar, Inc. *(b)	23,003	623,381
Integrated Device Technology, Inc. *	39,330	930,941
Microsemi Corp. *	33,991	1,751,556
Monolithic Power Systems, Inc.	11,166	1,028,389
Silicon Laboratories, Inc. *	12,535	921,949
Synaptics, Inc. *(b)	10,621	525,846
Teradyne, Inc.	59,046	1,836,330
Versum Materials, Inc. *	32,036	980,302
		11,847,201

Software - 3.9%
ACI Worldwide, Inc. *	34,575	739,559
ANSYS, Inc. *	25,167	2,689,597
Cadence Design Systems, Inc. *	82,177	2,580,358
CDK Global, Inc.	42,746	2,778,918
Commvault Systems, Inc. *	12,549	637,489
Fair Isaac Corp.	9,156	1,180,666
Fortinet, Inc. *	43,930	1,684,716
Manhattan Associates, Inc. *	20,753	1,080,194
PTC, Inc. *	34,113	1,792,638
Take-Two Interactive Software, Inc. *	29,894	1,771,817
Tyler Technologies, Inc. *	9,879	1,526,898
Ultimate Software Group, Inc. (The) *(b)	8,721	1,702,426
		20,165,276

Specialty Retail - 2.0%

See notes to Schedule of Investments

Aaron's, Inc.	19,159	569,789
American Eagle Outfitters, Inc.	50,398	707,084
Cabela's, Inc. *	15,149	804,563
Chico's FAS, Inc.	38,946	553,033
CST Brands, Inc.	22,312	1,072,984
Dick's Sporting Goods, Inc.	25,922	1,261,365
GameStop Corp., Class A	30,031	677,199
Michaels Cos., Inc. (The) *	31,200	698,568
Murphy USA, Inc. *(b)	10,225	750,719
Office Depot, Inc.	151,762	707,970
Sally Beauty Holdings, Inc. *	42,321	865,041
Urban Outfitters, Inc. *	26,041	618,734
Williams-Sonoma, Inc.	23,824	1,277,443
		10,564,492

Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. *(b)	32,477	485,856
Diebold Nixdorf, Inc. (b)	22,240	682,768
NCR Corp. *	36,730	1,677,826
		2,846,450

Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	14,327	1,286,565
Deckers Outdoor Corp. *	9,415	562,358
Kate Spade & Co. *	37,818	878,512
Skechers U.S.A., Inc., Class A *	39,434	1,082,463
		3,809,898

Thrifts & Mortgage Finance - 0.6%
New York Community Bancorp, Inc.	143,992	2,011,568
Washington Federal, Inc.	26,316	871,060
		2,882,628

See notes to Schedule of Investments

Trading Companies & Distributors - 0.8%
GATX Corp. (b)	11,615	708,050
MSC Industrial Direct Co., Inc., Class A	13,221	1,358,590
NOW, Inc. *	31,682	537,327
Watsco, Inc.	8,950	1,281,461
		3,885,428

Water Utilities - 0.3%
Aqua America, Inc.	52,309	1,681,734

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	28,035	743,208

Total Common Stocks (Cost $397,350,200)		489,903,263

EXCHANGE-TRADED FUNDS - 1.6%
SPDR S&P MidCap 400 ETF Trust	26,000	8,122,920

Total Exchange-Traded Funds (Cost $7,691,404)		8,122,920

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills, 0.573%, 8/17/17 ^	1,000,000	997,072

Total U.S. Treasury Obligations (Cost $997,803)		997,072

TIME DEPOSIT - 3.7%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	19,196,958	19,196,958

Total Time Deposit (Cost $19,196,958)		19,196,958

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	28,518,649	28,518,649

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $28,518,649)		28,518,649

TOTAL INVESTMENTS (Cost $453,755,014) - 105.8%		546,738,862
Other assets and liabilities, net - (5.8%)		(29,798,873)

See notes to Schedule of Investments

NET ASSETS - 100.0%	516,939,989

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini S&P MidCap 400 Index	112	6/17	$19,243,840	$32,830)

Transactions in affiliated companies for the period ended March 31, 2017 were as follows:

Name of Affiliated Company	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Eaton Vance Corp.	34,181	—	(348)	33,833	$1,521,132	$9,571	$9,336	$—	$96,254
TOTALS					$1,521,132	$9,571	$9,336	$—	$96,254

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(a) Represents an investment in an affiliate effective December 31, 2016 due to the issuer's affiliation with the Portfolio's investment adviser.
(b) Security, or portion of security, is on loan. Total value of securities on loan is $27,927,753 as of March 31, 2017.
(c) For fair value measurement disclosure purposes, security is categorized as Level 3.

See notes to Schedule of Investments

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 90.0%

Aerospace & Defense - 1.4%
AAR Corp.	2,738	92,079
Aerojet Rocketdyne Holdings, Inc. *	5,146	111,668
Aerovironment, Inc. *	1,707	47,847
Astronics Corp. *	1,505	47,754
Axon Enterprise, Inc. *	4,509	102,760
Cubic Corp.	2,177	114,946
Curtiss-Wright Corp.	3,741	341,404
DigitalGlobe, Inc. *	5,454	178,618
Ducommun, Inc. *	914	26,314
Engility Holdings, Inc. *	1,480	42,831
Esterline Technologies Corp. *	2,554	219,772
KEYW Holding Corp. (The) *(a)	3,749	35,391
KLX, Inc. *	4,563	203,966
Kratos Defense & Security Solutions, Inc. *	4,839	37,647
Mercury Systems, Inc. *	3,919	153,037
Moog, Inc., Class A *	2,761	185,953
National Presto Industries, Inc.	420	42,924
Sparton Corp. *	882	18,513
Teledyne Technologies, Inc. *	2,890	365,469
Triumph Group, Inc.	4,259	109,669
Vectrus, Inc. *	813	18,171
Wesco Aircraft Holdings, Inc. *	4,699	53,569
		2,550,302

Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. *	4,073	65,372
Atlas Air Worldwide Holdings, Inc. *	1,930	107,018
Echo Global Logistics, Inc. *	2,286	48,806
Forward Air Corp.	2,390	113,692
Hub Group, Inc., Class A *	2,896	134,374
Park-Ohio Holdings Corp.	726	26,100
Radiant Logistics, Inc. *	2,087	10,435
XPO Logistics, Inc. *	8,259	395,524
		901,321

See notes to Schedule of Investments

Airlines - 0.3%
Allegiant Travel Co.	1,141	182,845
Hawaiian Holdings, Inc. *	4,555	211,580
SkyWest, Inc.	4,036	138,233
		532,658

Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. *	6,625	124,418
Cooper Tire & Rubber Co.	4,783	212,126
Cooper-Standard Holding, Inc. *	1,281	142,101
Dana, Inc.	12,877	248,655
Dorman Products, Inc. *	2,290	188,078
Fox Factory Holding Corp. *	1,744	50,053
Gentherm, Inc. *	3,149	123,598
Horizon Global Corp. *	1,398	19,404
LCI Industries	2,050	204,590
Metaldyne Performance Group, Inc.	1,006	22,987
Modine Manufacturing Co. *	4,047	49,373
Motorcar Parts of America, Inc. *	1,400	43,022
Spartan Motors, Inc.	2,591	20,728
Standard Motor Products, Inc.	1,855	91,155
Stoneridge, Inc. *	2,174	39,436
Strattec Security Corp.	311	8,646
Superior Industries International, Inc.	1,957	49,610
Tenneco, Inc.	4,496	280,640
Tower International, Inc.	1,846	50,027
Unique Fabricating, Inc. (a)	514	6,183
Workhorse Group, Inc. *(a)	892	2,346
		1,977,176

Automobiles - 0.0%
Winnebago Industries, Inc.	2,078	60,781

Banks - 10.2%
1st Source Corp.	1,262	59,251
Access National Corp. (a)	561	16,841
ACNB Corp.	464	13,386
Allegiance Bancshares, Inc. *	856	31,843
American National Bankshares, Inc.	705	26,261
Ameris Bancorp	2,940	135,534
Ames National Corp.	756	23,134
Arrow Financial Corp.	1,033	35,019
Atlantic Capital Bancshares, Inc. *	1,350	25,583
Banc of California, Inc. (a)	3,886	80,440
BancFirst Corp.	651	58,525
Banco Latinoamericano de Comercio Exterior S.A.	2,614	72,512

See notes to Schedule of Investments

Bancorp, Inc. (The) *	4,384	22,358
BancorpSouth, Inc.	7,480	226,270
Bank of Marin Bancorp	545	35,071
Bank of NT Butterfield & Son Ltd. (The)	991	31,623
Bank of the Ozarks, Inc.	7,487	389,399
Bankwell Financial Group, Inc.	446	15,338
Banner Corp.	2,593	144,275
Bar Harbor Bankshares	1,146	37,910
Berkshire Hills Bancorp, Inc.	2,803	101,048
Blue Hills Bancorp, Inc.	1,921	34,290
BNC Bancorp	3,505	122,850
Boston Private Financial Holdings, Inc.	7,071	115,964
Bridge Bancorp, Inc.	1,543	54,005
Brookline Bancorp, Inc.	5,406	84,604
Bryn Mawr Bank Corp.	1,427	56,366
C&F Financial Corp.	251	11,621
California First National Bancorp	183	2,965
Camden National Corp.	1,318	58,045
Capital Bank Financial Corp., Class A	2,063	89,534
Capital City Bank Group, Inc.	1,232	26,352
Capstar Financial Holdings, Inc. *	257	4,901
Cardinal Financial Corp.	2,513	75,239
Carolina Financial Corp.	798	23,940
Cascade Bancorp *	3,096	23,870
Cathay General Bancorp	6,414	241,680
CenterState Banks, Inc.	4,005	103,729
Central Pacific Financial Corp.	2,359	72,044
Central Valley Community Bancorp	682	13,981
Century Bancorp, Inc., Class A	277	16,849
Chemical Financial Corp.	5,691	291,095
Chemung Financial Corp.	245	9,678
Citizens & Northern Corp.	1,125	26,190
City Holding Co.	1,174	75,700
CNB Financial Corp.	1,282	30,627
CoBiz Financial, Inc.	2,995	50,316
Codorus Valley Bancorp, Inc.	631	16,349
Columbia Banking System, Inc.	5,015	195,535
Community Bank System, Inc.	3,719	204,471
Community Trust Bancorp, Inc.	1,316	60,207
ConnectOne Bancorp, Inc.	2,307	55,945
County Bancorp, Inc.	375	10,898
CU Bancorp *	1,297	51,426
Customers Bancorp, Inc. *	2,287	72,109
CVB Financial Corp.	8,737	193,000
Eagle Bancorp, Inc. *	2,641	157,668
Enterprise Bancorp, Inc.	790	27,460

See notes to Schedule of Investments

Enterprise Financial Services Corp.	1,698	71,995
Equity Bancshares, Inc., Class A *(a)	420	13,343
Farmers Capital Bank Corp.	578	23,351
Farmers National Banc Corp.	1,937	27,796
FB Financial Corp. *	558	19,731
FCB Financial Holdings, Inc., Class A *	2,587	128,186
Fidelity Southern Corp.	1,497	33,503
Financial Institutions, Inc.	1,134	37,365
First Bancorp	1,553	45,487
First Bancorp, Inc.	691	18,830
First BanCorp. *	9,341	52,777
First Busey Corp.	2,467	72,530
First Business Financial Services, Inc.	708	18,380
First Citizens BancShares, Inc., Class A	655	219,667
First Commonwealth Financial Corp.	7,650	101,439
First Community Bancshares, Inc.	1,464	36,556
First Community Financial Partners, Inc. *	1,059	13,502
First Connecticut Bancorp, Inc.	1,089	27,007
First Financial Bancorp	5,061	138,924
First Financial Bankshares, Inc.	5,513	221,071
First Financial Corp.	780	37,050
First Financial Northwest, Inc.	708	12,510
First Foundation, Inc. *	2,056	31,889
First Internet Bancorp	405	11,948
First Interstate BancSystem, Inc., Class A	1,662	65,898
First Merchants Corp.	3,519	138,367
First Mid-Illinois Bancshares, Inc.	447	15,126
First Midwest Bancorp, Inc.	7,472	176,937
First NBC Bank Holding Co. *(a)	1,338	5,352
First Northwest Bancorp *	864	13,392
First of Long Island Corp. (The)	1,665	45,038
Flushing Financial Corp.	2,270	60,995
FNB Corp.	26,843	399,155
Franklin Financial Network, Inc. *	950	36,812
Fulton Financial Corp.	14,857	265,197
German American Bancorp, Inc.	1,152	54,536
Glacier Bancorp, Inc.	6,584	223,395
Great Southern Bancorp, Inc.	940	47,470
Great Western Bancorp, Inc.	5,101	216,333
Green Bancorp, Inc. *	1,638	29,156
Guaranty Bancorp	1,371	33,384
Hancock Holding Co.	7,087	322,813
Hanmi Financial Corp.	2,465	75,799
HarborOne Bancorp, Inc. *	1,232	23,396
Heartland Financial USA, Inc.	1,961	97,952
Heritage Commerce Corp.	1,714	24,167

See notes to Schedule of Investments

Heritage Financial Corp.	2,334	57,766
Heritage Oaks Bancorp	1,809	24,150
Hilltop Holdings, Inc.	6,480	178,006
Home BancShares, Inc.	10,453	282,963
HomeTrust Bancshares, Inc. *	1,500	35,250
Hope Bancorp, Inc.	11,083	212,461
Horizon Bancorp	1,530	40,117
IBERIABANK Corp.	4,228	334,435
Independent Bank Corp.	1,586	32,830
Independent Bank Corp./Rockland	2,235	145,275
Independent Bank Group, Inc.	819	52,662
International Bancshares Corp.	4,729	167,407
Investors Bancorp, Inc.	25,127	361,326
Lakeland Bancorp, Inc.	3,213	62,975
Lakeland Financial Corp.	1,878	80,979
LCNB Corp.	686	16,361
LegacyTexas Financial Group, Inc.	3,831	152,857
Live Oak Bancshares, Inc. (a)	1,524	32,995
Macatawa Bank Corp.	2,061	20,363
MainSource Financial Group, Inc.	1,757	57,858
MB Financial, Inc.	6,396	273,877
MBT Financial Corp.	1,386	15,731
Mercantile Bank Corp.	1,239	42,622
Merchants Bancshares, Inc.	377	18,360
Middleburg Financial Corp. (a)	366	14,655
Midland States Bancorp, Inc.	287	9,870
MidWestOne Financial Group, Inc.	611	20,951
MutualFirst Financial, Inc.	424	13,377
National Bank Holdings Corp., Class A	2,041	66,332
National Bankshares, Inc. (a)	531	19,939
National Commerce Corp. *	716	26,206
NBT Bancorp, Inc.	3,663	135,787
Nicolet Bankshares, Inc. *	550	26,037
Northrim BanCorp, Inc.	525	15,776
OFG Bancorp	3,440	40,592
Old Line Bancshares, Inc.	652	18,569
Old National Bancorp	11,477	199,126
Old Second Bancorp, Inc.	2,274	25,583
Opus Bank	1,337	26,941
Orrstown Financial Services, Inc.	576	12,874
Pacific Continental Corp.	1,543	37,803
Pacific Mercantile Bancorp *	1,193	9,007
Pacific Premier Bancorp, Inc. *	2,264	87,277
Paragon Commercial Corp. *	74	3,958
Park National Corp.	1,149	120,875
Park Sterling Corp.	3,952	48,649

See notes to Schedule of Investments

Peapack Gladstone Financial Corp.	1,336	39,532
Penns Woods Bancorp, Inc. (a)	415	18,032
People's Utah Bancorp	1,012	26,767
Peoples Bancorp, Inc.	1,418	44,894
Peoples Financial Services Corp.	676	28,257
Pinnacle Financial Partners, Inc.	3,948	262,345
Preferred Bank	1,057	56,719
Premier Financial Bancorp, Inc.	729	15,331
PrivateBancorp, Inc.	6,630	393,623
Prosperity Bancshares, Inc.	5,652	394,001
QCR Holdings, Inc.	901	38,157
Renasant Corp.	3,528	140,026
Republic Bancorp, Inc., Class A	907	31,192
Republic First Bancorp, Inc. *	4,071	33,789
S&T Bancorp, Inc.	2,878	99,579
Sandy Spring Bancorp, Inc.	1,834	75,176
Seacoast Banking Corp. of Florida *	2,308	55,346
ServisFirst Bancshares, Inc. (a)	3,980	144,792
Shore Bancshares, Inc.	977	16,326
Sierra Bancorp	987	27,073
Simmons First National Corp., Class A	2,531	139,585
South State Corp.	2,202	196,749
Southern First Bancshares, Inc. *	447	14,595
Southern National Bancorp of Virginia, Inc.	873	14,780
Southside Bancshares, Inc.	2,220	74,525
Southwest Bancorp, Inc.	1,698	44,403
State Bank Financial Corp.	2,758	72,039
Sterling Bancorp	10,949	259,491
Stock Yards Bancorp, Inc.	1,843	74,918
Stonegate Bank	892	42,004
Suffolk Bancorp	896	36,207
Summit Financial Group, Inc. (a)	649	13,979
Sun Bancorp, Inc.	618	15,079
Texas Capital Bancshares, Inc. *	4,189	349,572
Tompkins Financial Corp.	1,253	100,929
TowneBank	4,827	156,395
TriCo Bancshares	1,576	55,995
TriState Capital Holdings, Inc. *	1,979	46,210
Triumph Bancorp, Inc. *	1,130	29,154
Trustmark Corp.	5,825	185,177
UMB Financial Corp.	3,878	292,052
Umpqua Holdings Corp.	18,656	330,957
Union Bankshares Corp.	3,482	122,497
Union Bankshares, Inc.	303	13,014
United Bankshares, Inc. (a)	5,874	248,176
United Community Banks, Inc.	6,061	167,829

See notes to Schedule of Investments

Univest Corp. of Pennsylvania	1,929	49,961
Valley National Bancorp	21,399	252,508
Veritex Holdings, Inc. *	973	27,361
Washington Trust Bancorp, Inc.	1,232	60,738
WashingtonFirst Bankshares, Inc.	661	18,508
Webster Financial Corp.	7,754	388,010
WesBanco, Inc.	3,468	132,165
West BanCorp., Inc.	1,387	31,832
Westamerica BanCorp.	2,132	119,030
Wintrust Financial Corp.	4,448	307,446
Xenith Bankshares, Inc. *	630	15,983
		18,249,251

Beverages - 0.2%
Boston Beer Company, Inc. (The), Class A *	762	110,224
Coca-Cola Bottling Co. Consolidated (a)	359	73,961
Craft Brew Alliance, Inc. *	855	11,414
MGP Ingredients, Inc. (a)	1,083	58,731
National Beverage Corp. (a)	894	75,570
Primo Water Corp. *	1,645	22,339
		352,239

Biotechnology - 4.3%
Acceleron Pharma, Inc. *	2,367	62,655
Achillion Pharmaceuticals, Inc. *(a)	10,118	42,597
Acorda Therapeutics, Inc. *	3,713	77,973
Adamas Pharmaceuticals, Inc. *	1,301	22,768
Aduro Biotech, Inc. *	2,763	29,702
Advaxis, Inc. *(a)	3,095	25,286
Adverum Biotechnologies, Inc. *	1,509	4,074
Aevi Genomic Medicine, Inc. *	1,299	2,416
Agenus, Inc. *	5,577	21,025
Aimmune Therapeutics, Inc. *(a)	2,048	44,503
Akebia Therapeutics, Inc. *	2,800	25,760
Alder Biopharmaceuticals, Inc. *	4,045	84,136
AMAG Pharmaceuticals, Inc. *	3,012	67,921
Amicus Therapeutics, Inc. *(a)	12,303	87,720
AnaptysBio, Inc. *	420	11,655
Anavex Life Sciences Corp. *(a)	2,544	14,603
Anthera Pharmaceuticals, Inc. *(a)	2,764	1,176
Applied Genetic Technologies Corp. *	989	6,824
Aptevo Therapeutics, Inc. *	1,265	2,606
Ardelyx, Inc. *	2,393	30,271
Arena Pharmaceuticals, Inc. *	19,683	28,737
Argos Therapeutics, Inc. *(a)	831	376
Array BioPharma, Inc. *(a)	14,136	126,376

See notes to Schedule of Investments

Arrowhead Pharmaceuticals, Inc *	4,648	8,599
Asterias Biotherapeutics, Inc. *	815	2,771
Atara Biotherapeutics, Inc. *(a)	1,810	37,196
Athersys, Inc. *	5,933	10,145
Audentes Therapeutics, Inc. *(a)	408	6,952
Avexis, Inc. *	490	37,255
Axovant Sciences Ltd. *	1,904	28,446
Bellicum Pharmaceuticals, Inc. *	1,633	20,151
BioCryst Pharmaceuticals, Inc. *(a)	5,597	47,015
BioSpecifics Technologies Corp. *	326	17,865
BioTime, Inc. *	6,005	20,717
Bluebird Bio, Inc. *(a)	3,409	309,878
Blueprint Medicines Corp. *	2,019	80,740
Cara Therapeutics, Inc. *(a)	1,773	32,605
Celldex Therapeutics, Inc. *(a)	7,600	27,436
Cellular Biomedicine Group, Inc. *	759	8,956
ChemoCentryx, Inc. *	2,120	15,434
Chimerix, Inc. *	3,539	22,579
Cidara Therapeutics, Inc. *(a)	1,075	8,385
Clovis Oncology, Inc. *(a)	3,070	195,467
Coherus Biosciences, Inc. *	2,823	59,706
Concert Pharmaceuticals, Inc. *	1,187	20,250
Corvus Pharmaceuticals, Inc. *	259	5,379
Curis, Inc. *	8,583	23,861
Cytokinetics, Inc. *	2,836	36,443
CytomX Therapeutics, Inc. *	1,591	27,477
CytRx Corp. *(a)	4,998	2,220
Dimension Therapeutics, Inc. *	449	786
Dynavax Technologies Corp. *(a)	3,029	18,023
Eagle Pharmaceuticals, Inc. *(a)	662	54,906
Edge Therapeutics, Inc. *	906	8,254
Editas Medicine, Inc. *(a)	525	11,718
Eiger BioPharmaceuticals, Inc. *	270	3,092
Emergent BioSolutions, Inc. *	2,531	73,500
Enanta Pharmaceuticals, Inc. *	1,235	38,038
Epizyme, Inc. *(a)	3,242	55,600
Esperion Therapeutics, Inc. *	1,013	35,769
Exact Sciences Corp. *(a)	9,129	215,627
Exelixis, Inc. *	19,185	415,739
FibroGen, Inc. *	4,522	111,467
Five Prime Therapeutics, Inc. *	2,330	84,230
Flexion Therapeutics, Inc. *	2,249	60,521
Fortress Biotech, Inc. *(a)	2,656	9,827
Foundation Medicine, Inc. *(a)	920	29,670
Galena Biopharma, Inc. *(a)	714	436
Genomic Health, Inc. *	1,445	45,503

See notes to Schedule of Investments

Geron Corp. *(a)	13,372	30,354
Global Blood Therapeutics, Inc. *	1,703	62,756
GlycoMimetics, Inc. *	798	4,333
Halozyme Therapeutics, Inc. *(a)	9,416	122,031
Heron Therapeutics, Inc. *(a)	3,544	53,160
Idera Pharmaceuticals, Inc. *(a)	7,586	18,737
Ignyta, Inc. *	2,486	21,380
Immune Design Corp. *	874	5,943
ImmunoGen, Inc. *(a)	6,651	25,739
Immunomedics, Inc. *(a)	6,814	44,087
Infinity Pharmaceuticals, Inc. *	4,129	13,337
Inotek Pharmaceuticals Corp. *(a)	1,360	2,720
Inovio Pharmaceuticals, Inc. *(a)	5,391	35,688
Insmed, Inc. *	5,347	93,626
Insys Therapeutics, Inc. *(a)	1,760	18,498
Intellia Therapeutics, Inc. *(a)	544	7,665
Invitae Corp. *	1,773	19,609
Ironwood Pharmaceuticals, Inc. *(a)	11,173	190,611
Jounce Therapeutics, Inc. *	620	13,634
Kadmon Holdings, Inc. *(a)	755	2,733
Karyopharm Therapeutics, Inc. *	1,782	22,881
Keryx Biopharmaceuticals, Inc. *(a)	6,152	37,896
Kite Pharma, Inc. *(a)	3,654	286,802
La Jolla Pharmaceutical Co. *(a)	1,202	35,880
Lexicon Pharmaceuticals, Inc. *(a)	3,233	46,361
Ligand Pharmaceuticals, Inc. *(a)	1,645	174,107
Lion Biotechnologies, Inc. *(a)	4,591	34,203
Loxo Oncology, Inc. *	1,339	56,345
MacroGenics, Inc. *	2,753	51,206
MannKind Corp. *(a)	5,052	7,477
MediciNova, Inc. *(a)	2,314	13,861
Merrimack Pharmaceuticals, Inc. *(a)	10,539	32,460
MiMedx Group, Inc. *(a)	8,019	76,421
Minerva Neurosciences, Inc. *	1,246	10,093
Mirati Therapeutics, Inc. *	893	4,644
Momenta Pharmaceuticals, Inc. *	5,612	74,920
Myovant Sciences Ltd. *	902	10,590
Myriad Genetics, Inc. *(a)	5,830	111,936
NantKwest, Inc. *(a)	1,305	4,633
Natera, Inc. *	2,032	18,024
NewLink Genetics Corp. *(a)	1,605	38,681
Novavax, Inc. *(a)	20,685	26,477
OncoMed Pharmaceuticals, Inc. *	1,833	16,882
Ophthotech Corp. *	2,634	9,640
Organovo Holdings, Inc. *(a)	8,100	25,758
Otonomy, Inc. *	1,873	22,944

See notes to Schedule of Investments

OvaScience, Inc. *(a)	1,811	3,387
PDL BioPharma, Inc.	12,664	28,747
Pfenex, Inc. *	1,259	7,315
PharmAthene, Inc.	4,855	3,940
Portola Pharmaceuticals, Inc. *	4,254	166,714
Progenics Pharmaceuticals, Inc. *(a)	5,871	55,422
Protagonist Therapeutics, Inc. *	514	6,584
Proteostasis Therapeutics, Inc. *	494	3,863
Prothena Corp. plc *	2,999	167,314
PTC Therapeutics, Inc. *	2,612	25,702
Puma Biotechnology, Inc. *(a)	2,382	88,610
Ra Pharmaceuticals, Inc. *	715	15,222
Radius Health, Inc. *(a)	2,725	105,321
REGENXBIO, Inc. *	1,578	30,455
Regulus Therapeutics, Inc. *	2,183	3,602
Repligen Corp. *	2,916	102,643
Retrophin, Inc. *	3,127	57,724
Rigel Pharmaceuticals, Inc. *	7,590	25,123
Sage Therapeutics, Inc. *(a)	2,537	180,305
Sangamo Therapeutics, Inc. *(a)	5,756	29,931
Sarepta Therapeutics, Inc. *(a)	4,290	126,984
Selecta Biosciences, Inc. *	433	6,201
Seres Therapeutics, Inc. *	1,389	15,654
Sorrento Therapeutics, Inc. *(a)	2,189	8,647
Spark Therapeutics, Inc. *(a)	1,651	88,064
Spectrum Pharmaceuticals, Inc. *	6,050	39,325
Stemline Therapeutics, Inc. *	1,313	11,226
Syndax Pharmaceuticals, Inc. *	367	5,035
Synergy Pharmaceuticals, Inc. *(a)	17,067	79,532
Synthetic Biologics, Inc. *	5,897	3,719
Syros Pharmaceuticals, Inc. *	366	5,830
T2 Biosystems, Inc. *(a)	524	2,756
TESARO, Inc. *(a)	2,415	371,596
TG Therapeutics, Inc. *(a)	2,728	31,781
Tokai Pharmaceuticals, Inc. *(a)	500	418
Trevena, Inc. *	3,486	12,794
Trovagene, Inc. *(a)	1,887	2,170
Ultragenyx Pharmaceutical, Inc. *(a)	3,226	218,658
Vanda Pharmaceuticals, Inc. *	2,855	39,970
Veracyte, Inc. *	444	4,076
Versartis, Inc. *	2,359	50,365
Vital Therapies, Inc. *(a)	1,295	5,180
Voyager Therapeutics, Inc. *	521	6,898
vTv Therapeutics, Inc., Class A *	500	3,275
XBiotech, Inc. *(a)	1,362	22,459
Xencor, Inc. *	3,040	72,717

See notes to Schedule of Investments

Zafgen, Inc. *	1,272	5,928
ZIOPHARM Oncology, Inc. *(a)	10,495	66,538
		7,661,277

Building Products - 1.1%
AAON, Inc.	3,489	123,336
Advanced Drainage Systems, Inc.	2,999	65,678
American Woodmark Corp. *	1,194	109,609
Apogee Enterprises, Inc.	2,452	146,164
Armstrong Flooring, Inc. *	1,823	33,580
Builders FirstSource, Inc. *	7,242	107,906
Caesarstone Ltd. *(a)	1,857	67,316
Continental Building Products, Inc. *	2,745	67,252
CSW Industrials, Inc. *	1,123	41,214
Gibraltar Industries, Inc. *	2,724	112,229
Griffon Corp.	2,639	65,051
Insteel Industries, Inc.	1,366	49,367
JELD-WEN Holding, Inc. *	2,150	70,627
Masonite International Corp. *	2,623	207,873
NCI Building Systems, Inc. *	2,120	36,358
Patrick Industries, Inc. *	1,253	88,838
PGT Innovations, Inc. *	3,685	39,614
Ply Gem Holdings, Inc. *	1,862	36,681
Quanex Building Products Corp.	2,614	52,934
Simpson Manufacturing Co., Inc.	3,585	154,478

See notes to Schedule of Investments

Trex Co., Inc. *	2,548	176,806
Universal Forest Products, Inc.	1,712	168,700
		2,021,611

Capital Markets - 1.3%
Arlington Asset Investment Corp., Class A (a)	1,962	27,723
Associated Capital Group, Inc., Class A	520	18,798
B. Riley Financial, Inc.	724	10,860
BGC Partners, Inc., Class A	18,805	213,625
Cohen & Steers, Inc.	1,662	66,430
Cowen Group, Inc., Class A *(a)	2,148	32,113
Diamond Hill Investment Group, Inc.	250	48,638
Evercore Partners, Inc., Class A	3,372	262,679
FBR & Co.	488	8,808
Fifth Street Asset Management, Inc.	520	2,392
Financial Engines, Inc.	4,620	201,201
GAIN Capital Holdings, Inc.	2,074	17,276
GAMCO Investors, Inc., Class A	342	10,120
Greenhill & Co., Inc.	2,260	66,218
Hennessy Advisors, Inc.	337	5,665
Houlihan Lokey, Inc.	1,740	59,943
INTL. FCStone, Inc. *	1,181	44,831
Investment Technology Group, Inc.	2,642	53,501
Janus Capital Group, Inc.	12,476	164,683
KCG Holdings, Inc., Class A *	3,383	60,319
Ladenburg Thalmann Financial Services, Inc. *	8,462	20,986
Manning & Napier, Inc.	1,164	6,635
Medley Management, Inc., Class A	520	4,316
Moelis & Co., Class A	1,958	75,383
OM Asset Management plc	3,127	47,280
Oppenheimer Holdings, Inc., Class A	932	15,937
Piper Jaffray Cos.	1,194	76,237
PJT Partners, Inc., Class A	1,381	48,459
Pzena Investment Management, Inc., Class A	1,231	12,113
Safeguard Scientifics, Inc. *	1,902	24,155
Silvercrest Asset Management Group, Inc., Class A	548	7,288
Stifel Financial Corp. *	5,542	278,153
Value Line, Inc.	91	1,566
Virtu Financial, Inc.	1,963	33,371
Virtus Investment Partners, Inc. (a)	433	45,855
Waddell & Reed Financial, Inc., Class A (a)	6,858	116,586
Westwood Holdings Group, Inc.	603	32,206

See notes to Schedule of Investments

Wins Finance Holdings, Inc. *(a)	110	15,949
WisdomTree Investments, Inc. (a)	9,928	90,146
		2,328,444

Chemicals - 2.5%
A Schulman, Inc.	2,260	71,077
AgroFresh Solutions, Inc. *(a)	1,715	7,495
American Vanguard Corp.	2,506	41,600
Balchem Corp.	2,718	224,018
Calgon Carbon Corp.	4,068	59,393
Chase Corp.	526	50,180
Chemours Co. (The)	15,469	595,556
Chemtura Corp. *	5,503	183,800
Codexis, Inc. *	2,608	12,518
Ferro Corp. *	7,188	109,186
Flotek Industries, Inc. *(a)	4,728	60,471
FutureFuel Corp.	1,874	26,573
GCP Applied Technologies, Inc. *	6,126	200,014
Hawkins, Inc.	749	36,701
HB Fuller Co.	4,330	223,255
Ingevity Corp. *	3,679	223,867
Innophos Holdings, Inc.	1,613	87,054
Innospec, Inc.	2,039	132,025
KMG Chemicals, Inc.	758	34,921
Koppers Holdings, Inc. *	1,585	67,125
Kraton Corp. *	2,418	74,765
Kronos Worldwide, Inc.	1,877	30,839
LSB Industries, Inc. *(a)	1,588	14,895
Minerals Technologies, Inc.	2,994	229,340
Olin Corp.	13,989	459,818
OMNOVA Solutions, Inc. *	3,910	38,709
PolyOne Corp.	7,250	247,153
Quaker Chemical Corp.	1,117	147,064
Rayonier Advanced Materials, Inc. (a)	3,633	48,864
Sensient Technologies Corp.	3,846	304,834
Stepan Co.	1,696	133,662
TerraVia Holdings, Inc. *(a)	6,808	4,932
Trecora Resources *	1,798	19,958
Tredegar Corp.	2,145	37,645
Trinseo S.A.	2,302	154,464
Tronox Ltd., Class A	5,438	100,331
Valhi, Inc.	1,474	4,835
		4,498,937

See notes to Schedule of Investments

Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	4,816	209,978
ACCO Brands Corp. *	8,482	111,538
Advanced Disposal Services, Inc. *	1,936	43,754
Aqua Metals, Inc. *(a)	838	16,375
ARC Document Solutions, Inc. *	3,218	11,102
Brady Corp., Class A	3,952	152,745
Brink's Co. (The)	3,891	207,974
Casella Waste Systems, Inc., Class A *	3,332	47,015
CECO Environmental Corp.	2,281	23,973
CompX International, Inc.	124	1,903
Deluxe Corp.	4,224	304,846
Ennis, Inc.	2,271	38,607
Essendant, Inc.	2,957	44,799
Healthcare Services Group, Inc.	6,081	262,030
Heritage-Crystal Clean, Inc. *	692	9,480
Herman Miller, Inc.	5,172	163,177
HNI Corp.	3,915	180,442
InnerWorkings, Inc. *	2,898	28,864
Interface, Inc.	5,588	106,451
Kimball International, Inc., Class B	2,797	46,151
Knoll, Inc.	4,151	98,835
Matthews International Corp., Class A	2,761	186,782
McGrath RentCorp	2,018	67,744
Mobile Mini, Inc.	3,826	116,693
MSA Safety, Inc.	2,684	189,732
Multi-Color Corp.	1,079	76,609
NL Industries, Inc. *	532	3,431
Quad/Graphics, Inc.	2,476	62,494
SP Plus Corp. *	1,439	48,566
Steelcase, Inc., Class A	7,435	124,536
Team, Inc. *	2,411	65,218
Tetra Tech, Inc.	4,992	203,923
TRC Cos., Inc. *	1,320	23,034
UniFirst Corp.	1,305	184,592
US Ecology, Inc.	1,886	88,359
Viad Corp.	1,568	70,874
VSE Corp.	650	26,520
West Corp.	3,732	91,136
		3,740,282

Communications Equipment - 1.8%
Acacia Communications, Inc. *(a)	408	23,917
ADTRAN, Inc.	4,115	85,386
Aerohive Networks, Inc. *	1,801	7,582
Applied Optoelectronics, Inc. *(a)	1,515	85,067

See notes to Schedule of Investments

Bel Fuse, Inc., Class B	968	24,732
Black Box Corp.	1,186	10,615
CalAmp Corp. *	3,105	52,133
Calix, Inc. *	3,092	22,417
Ciena Corp. *	11,863	280,085
Clearfield, Inc. *	1,022	16,812
Comtech Telecommunications Corp.	1,754	25,854
Digi International, Inc. *	2,313	27,525
EMCORE Corp.	1,917	17,253
Extreme Networks, Inc. *	8,019	60,223
Finisar Corp. *	9,288	253,934
Harmonic, Inc. *(a)	5,980	35,581
Infinera Corp. *(a)	12,137	124,162
InterDigital, Inc.	2,993	258,296
Ixia *	5,542	108,900
KVH Industries, Inc. *	1,491	12,524
Lumentum Holdings, Inc. *	4,364	232,819
NETGEAR, Inc. *	2,797	138,591
NetScout Systems, Inc. *	7,740	293,733
Oclaro, Inc. *	9,485	93,143
Plantronics, Inc.	2,867	155,133
Quantenna Communications, Inc. *	630	13,123
ShoreTel, Inc. *	5,065	31,150
Silicom Ltd.	438	21,756
Sonus Networks, Inc. *	4,404	29,022
Ubiquiti Networks, Inc. *(a)	2,241	112,633
ViaSat, Inc. *	4,340	276,979
Viavi Solutions, Inc. *	20,264	217,230
		3,148,310

Construction & Engineering - 0.9%
Aegion Corp. *	2,830	64,835
Ameresco, Inc., Class A *	1,452	9,511
Argan, Inc.	1,155	76,403
Comfort Systems USA, Inc.	3,203	117,390
Dycom Industries, Inc. *	2,639	245,295
EMCOR Group, Inc.	5,118	322,178
Granite Construction, Inc.	3,413	171,298
Great Lakes Dredge & Dock Corp. *	5,123	20,492
HC2 Holdings, Inc. *	1,766	10,949
IES Holdings, Inc. *	610	11,041
Layne Christensen Co. *	1,411	12,473
MasTec, Inc. *	5,719	229,046
MYR Group, Inc. *	1,170	47,970
NV5 Holdings, Inc. *	620	23,312
Orion Marine Group, Inc. *	2,350	17,555

See notes to Schedule of Investments

Primoris Services Corp.	3,477	80,736
Tutor Perini Corp. *	3,186	101,315
		1,561,799

Construction Materials - 0.3%
Forterra, Inc. *	1,612	31,434
Headwaters, Inc. *	6,283	147,525
Summit Materials, Inc., Class A *	8,957	221,327
United States Lime & Minerals, Inc.	156	12,321
US Concrete, Inc. *(a)	1,160	74,878
		487,485

Consumer Finance - 0.5%
Encore Capital Group, Inc. *	1,856	57,165
Enova International, Inc. *	2,251	33,427
Ezcorp, Inc., Class A *	4,319	35,200
FirstCash, Inc.	4,110	202,006
Green Dot Corp., Class A *	3,541	118,128
LendingClub Corp. *	28,408	155,960
Nelnet, Inc., Class A	1,738	76,229
PRA Group, Inc. *	3,981	131,970
Regional Management Corp. *	935	18,167
World Acceptance Corp. *(a)	581	30,084
		858,336

Containers & Packaging - 0.1%
Greif, Inc.:
Class A	2,211	121,804
Class B	446	29,124
Multi Packaging Solutions International Ltd. *	1,453	26,081
Myers Industries, Inc.	1,882	29,830
UFP Technologies, Inc. *	499	12,924
		219,763

Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,946	123,076
Weyco Group, Inc.	562	15,781
		138,857

See notes to Schedule of Investments

Diversified Consumer Services - 0.9%
American Public Education, Inc. *	1,323	30,297
Ascent Capital Group, Inc., Class A *	1,027	14,512
Bridgepoint Education, Inc. *	1,306	13,935
Bright Horizons Family Solutions, Inc. *	3,794	275,027
Cambium Learning Group, Inc. *	1,013	4,964
Capella Education Co.	953	81,029
Career Education Corp. *	5,930	51,591
Carriage Services, Inc.	1,152	31,242
Chegg, Inc. *	6,601	55,712
Collectors Universe, Inc.	618	16,130
DeVry Education Group, Inc.	5,403	191,536
Grand Canyon Education, Inc. *	3,884	278,133
Houghton Mifflin Harcourt Co. *	10,714	108,747
K12, Inc. *	3,081	59,001
Laureate Education, Inc., Class A *	2,890	41,240
Liberty Tax, Inc.	395	5,629
Regis Corp. *	3,158	37,012
Sotheby's *	4,255	193,517
Strayer Education, Inc.	932	75,017
Weight Watchers International, Inc. *	2,151	33,491
		1,597,762

Diversified Financial Services - 0.1%
FNFV Group *	5,606	74,280
Marlin Business Services Corp.	795	20,471
NewStar Financial, Inc.	2,242	23,720
On Deck Capital, Inc. *	3,739	18,845
PICO Holdings, Inc. *	1,974	27,636
Tiptree, Inc., Class A	2,311	16,870
		181,822

Diversified Telecommunication Services - 0.5%
ATN International, Inc.	816	57,463
Cincinnati Bell, Inc. *	3,530	62,481
Cogent Communications Holdings, Inc.	3,590	154,550
Consolidated Communications Holdings, Inc.	4,291	100,495
FairPoint Communications, Inc. *	1,772	29,415
General Communication, Inc., Class A *	2,256	46,925
Globalstar, Inc. *(a)	29,070	46,512
Hawaiian Telcom Holdco, Inc. *	469	10,745
IDT Corp., Class B	1,313	16,701
Intelsat S.A. *	2,452	10,176
Iridium Communications, Inc. *(a)	6,339	61,171
Lumos Networks Corp. *	1,756	31,081
ORBCOMM, Inc. *	5,583	53,318

See notes to Schedule of Investments

pdvWireless, Inc. *(a)	1,002	21,894
Straight Path Communications, Inc., Class B *(a)	722	25,970
Vonage Holdings Corp. *	16,504	104,305
Winsdtream Holdings, Inc.	14,289	77,875
		911,077

Electric Utilities - 1.0%
ALLETE, Inc.	4,289	290,408
El Paso Electric Co.	3,491	176,296
Genie Energy Ltd., Class B	966	6,994
IDACORP, Inc.	4,266	353,907
MGE Energy, Inc.	3,021	196,365
Otter Tail Corp.	3,144	119,158
PNM Resources, Inc.	6,909	255,633
Portland General Electric Co.	7,563	335,948
Spark Energy, Inc., Class A (a)	264	8,435
		1,743,144

Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	482	9,688
American Superconductor Corp. *	914	6,270
Atkore International Group, Inc. *	1,023	26,885
AZZ, Inc.	2,237	133,102
Babcock & Wilcox Enterprises, Inc. *	3,563	33,279
Encore Wire Corp.	1,601	73,646
Energous Corp. *(a)	1,155	18,018
EnerSys	3,764	297,130
FuelCell Energy, Inc. *(a)	1,721	2,366
Generac Holdings, Inc. *	5,185	193,297
General Cable Corp.	3,773	67,725
LSI Industries, Inc.	1,507	15,206
Plug Power, Inc. *(a)	14,972	20,661
Powell Industries, Inc.	811	27,931
Power Solutions International, Inc. *(a)	402	4,056
Preformed Line Products Co.	222	11,577
Sunrun, Inc. *(a)	4,928	26,611
Thermon Group Holdings, Inc. *	2,669	55,622
TPI Composites, Inc. *(a)	506	9,619
Vicor Corp. *	1,707	27,483
		1,060,172

See notes to Schedule of Investments

Electronic Equipment & Instruments - 2.7%
Agilysys, Inc. *	1,316	12,436
Anixter International, Inc. *	2,505	198,647
AVX Corp.	3,566	58,411
Badger Meter, Inc.	2,234	82,100
Belden, Inc.	3,622	250,606
Benchmark Electronics, Inc. *	4,044	128,599
Coherent, Inc. *	2,040	419,506
Control4 Corp. *	1,699	26,827
CTS Corp.	2,562	54,571
Daktronics, Inc.	2,960	27,972
Electro Scientific Industries, Inc. *	2,143	14,937
ePlus, Inc. *	532	71,847
Fabrinet *	3,011	126,552
FARO Technologies, Inc. *	1,341	47,941
II-VI, Inc. *	5,140	185,297
Insight Enterprises, Inc. *	2,991	122,900
InvenSense, Inc. *	6,369	80,440
Itron, Inc. *	2,889	175,362
Kimball Electronics, Inc. *	2,097	35,544
Knowles Corp. *(a)	7,626	144,513
Littelfuse, Inc.	1,912	305,748
Maxwell Technologies, Inc. *	2,454	14,258
Mesa Laboratories, Inc.	233	28,589
Methode Electronics, Inc.	2,959	134,930
MTS Systems Corp.	1,300	71,565
Novanta, Inc. *	2,626	69,720
OSI Systems, Inc. *	1,512	110,361
Park Electrochemical Corp.	1,804	32,219
PC Connection, Inc.	756	22,521
Plexus Corp. *	2,880	166,464
Radisys Corp. *	2,776	11,104
Rogers Corp. *	1,437	123,395
Sanmina Corp. *	6,346	257,648
ScanSource, Inc. *	2,089	81,993
SYNNEX Corp.	2,525	282,649
Systemax, Inc.	1,000	11,090
Tech Data Corp. *	3,023	283,860
TTM Technologies, Inc. *	6,260	100,974
Universal Display Corp. (a)	3,583	308,496
Vishay Intertechnology, Inc.	11,785	193,863
Vishay Precision Group, Inc. *	1,011	15,974
		4,892,429

Energy Equipment & Services - 1.0%
Archrock, Inc.	6,010	74,524

See notes to Schedule of Investments

Atwood Oceanics, Inc. *	6,489	61,840
Bristow Group, Inc.	2,689	40,900
CARBO Ceramics, Inc. *	1,515	19,756
Dawson Geophysical Co. *	1,572	8,740
Era Group, Inc. *	1,735	23,006
Exterran Corp. *	2,624	82,525
Fairmount Santrol Holdings, Inc. *	7,537	55,246
Forum Energy Technologies, Inc. *	5,186	107,350
Geospace Technologies Corp. *(a)	1,271	20,628
Helix Energy Solutions Group, Inc. *	11,574	89,930
Hornbeck Offshore Services, Inc. *(a)	2,469	10,938
Independence Contract Drilling, Inc. *	2,336	12,871
Keane Group, Inc. *	2,800	40,040
Mammoth Energy Services, Inc. *	734	15,788
Matrix Service Co. *	2,252	37,158
McDermott International, Inc. *	20,879	140,933
Natural Gas Services Group, Inc. *	1,066	27,769
Newpark Resources, Inc. *	6,491	52,577
Oil States International, Inc. *	4,422	146,589
Parker Drilling Co. *	10,148	17,759
PHI, Inc. *	1,085	12,998
Pioneer Energy Services Corp. *	5,200	20,800
RigNet, Inc. *	1,109	23,788
SEACOR Holdings, Inc. *	1,242	85,934
Seadrill Ltd. *(a)	31,866	52,579
Smart Sand, Inc. *(a)	979	15,909
Tesco Corp. *	3,109	25,028
TETRA Technologies, Inc. *	9,415	38,319
Tidewater, Inc. *(a)	3,629	4,173
Unit Corp. *	4,371	105,604
US Silica Holdings, Inc.	6,329	303,729
Willbros Group, Inc. *	3,370	9,234
		1,784,962

Equity Real Estate Investment Trusts (REITs) - 6.6%
Acadia Realty Trust	6,904	207,534
Agree Realty Corp.	2,121	101,723
Alexander's, Inc.	184	79,462
American Assets Trust, Inc.	3,378	141,336
Armada Hoffler Properties, Inc.	2,875	39,934
Ashford Hospitality Prime, Inc.	2,002	21,241
Ashford Hospitality Trust, Inc.	6,276	39,978
Bluerock Residential Growth REIT, Inc.	1,454	17,899
CareTrust REIT, Inc.	5,354	90,054
CatchMark Timber Trust, Inc., Class A	3,052	35,159
CBL & Associates Properties, Inc. (a)	14,580	139,093

See notes to Schedule of Investments

Cedar Realty Trust, Inc.	7,099	35,637
Chatham Lodging Trust	2,956	58,381
Chesapeake Lodging Trust	5,134	123,011
City Office REIT, Inc.	2,250	27,338
Clipper Realty, Inc. *	500	6,410
Colony Starwood Homes	6,106	207,299
Community Healthcare Trust, Inc.	982	23,470
CorEnergy Infrastructure Trust, Inc. (a)	821	27,733
CoreSite Realty Corp.	2,896	260,785
Cousins Properties, Inc.	30,439	251,731
DiamondRock Hospitality Co.	17,345	193,397
DuPont Fabros Technology, Inc.	6,445	319,608
Easterly Government Properties, Inc.	2,527	50,009
EastGroup Properties, Inc.	2,729	200,663
Education Realty Trust, Inc.	6,349	259,357
Farmland Partners, Inc.	1,807	20,184
FelCor Lodging Trust, Inc.	11,057	83,038
First Industrial Realty Trust, Inc.	10,034	267,205
First Potomac Realty Trust	5,123	52,665
Four Corners Property Trust, Inc.	5,219	119,150
Franklin Street Properties Corp.	9,022	109,527
GEO Group, Inc. (The)	6,825	316,475
Getty Realty Corp.	2,321	58,652
Gladstone Commercial Corp.	1,672	34,560
Global Medical REIT, Inc. (a)	1,307	11,868
Global Net Lease, Inc.	5,678	136,726
Government Properties Income Trust (a)	6,056	126,752
Gramercy Property Trust	11,898	312,917
Healthcare Realty Trust, Inc.	9,862	320,515
Hersha Hospitality Trust	3,227	60,635
Hudson Pacific Properties, Inc.	10,281	356,134
Independence Realty Trust, Inc.	4,734	44,358
InfraREIT, Inc. *	3,105	55,890
Investors Real Estate Trust	9,894	58,671
iStar, Inc. *	5,663	66,823
Kite Realty Group Trust	7,142	153,553
LaSalle Hotel Properties	9,219	266,890
Lexington Realty Trust	19,862	198,223
LTC Properties, Inc.	3,256	155,962
Mack-Cali Realty Corp.	7,712	207,761
MedEquities Realty Trust, Inc.	1,787	20,032
Medical Properties Trust, Inc.	24,989	322,108
Monmouth Real Estate Investment Corp.	5,627	80,297
Monogram Residential Trust, Inc.	14,551	145,074
National Health Investors, Inc.	3,219	233,796
National Storage Affiliates Trust	3,517	84,056

See notes to Schedule of Investments

New Senior Investment Group, Inc.	5,949	60,680
NexPoint Residential Trust, Inc.	1,463	35,346
NorthStar Realty Europe Corp.	4,647	53,859
One Liberty Properties, Inc.	1,012	23,640
Parkway, Inc.	3,654	72,678
Pebblebrook Hotel Trust (a)	6,177	180,430
Pennsylvania Real Estate Investment Trust	5,900	89,326
Physicians Realty Trust	12,989	258,092
Potlatch Corp.	3,510	160,407
Preferred Apartment Communities, Inc., Class A (a)	1,715	22,655
PS Business Parks, Inc.	1,703	195,436
QTS Realty Trust, Inc., Class A	4,044	197,145
RAIT Financial Trust	7,053	22,570
Ramco-Gershenson Properties Trust	6,804	95,392
Retail Opportunity Investments Corp.	9,292	195,411
Rexford Industrial Realty, Inc.	5,666	127,598
RLJ Lodging Trust	10,534	247,654
Ryman Hospitality Properties, Inc.	3,753	232,048
Sabra Health Care REIT, Inc.	5,580	155,849
Saul Centers, Inc.	748	46,092
Select Income REIT	5,478	141,278
Seritage Growth Properties REIT, Class A (a)	2,156	93,031
Silver Bay Realty Trust Corp.	2,806	60,245
STAG Industrial, Inc.	6,943	173,714
Summit Hotel Properties, Inc.	7,476	119,467
Sunstone Hotel Investors, Inc.	18,779	287,882
Terreno Realty Corp.	3,903	109,284
Tier REIT, Inc.	3,722	64,614
UMH Properties, Inc.	1,825	27,758
Universal Health Realty Income Trust	985	63,533
Urban Edge Properties	7,754	203,930
Urstadt Biddle Properties, Inc., Class A	2,285	46,980
Washington Prime Group, Inc.	16,051	139,483
Washington Real Estate Investment Trust	6,344	198,440
Whitestone REIT	1,829	25,313
Xenia Hotels & Resorts, Inc.	8,935	152,521
		11,818,520

Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	2,192	83,077
Chefs' Warehouse, Inc. (The) *(a)	1,456	20,238
Ingles Markets, Inc., Class A	1,087	46,904
Natural Grocers by Vitamin Cottage, Inc. *(a)	875	9,091
Performance Food Group Co. *	2,918	69,448
PriceSmart, Inc.	1,730	159,506
Smart & Final Stores, Inc. *(a)	1,874	22,675

See notes to Schedule of Investments

SpartanNash Co.	3,190	111,618
SUPERVALU, Inc. *	22,967	88,653
United Natural Foods, Inc. *	4,285	185,241
Village Super Market, Inc., Class A	640	16,960
Weis Markets, Inc.	747	44,559
		857,970

Food Products - 1.2%
AdvancePierre Foods Holdings, Inc.	1,784	55,607
Alico, Inc.	267	7,049
Amplify Snack Brands, Inc. *(a)	2,278	19,135
B&G Foods, Inc. (a)	5,678	228,540
Cal-Maine Foods, Inc. (a)	2,672	98,330
Calavo Growers, Inc. (a)	1,337	81,022
Darling Ingredients, Inc. *	14,188	206,010
Dean Foods Co.	7,914	155,589
Farmer Bros Co. *	538	19,018
Fresh Del Monte Produce, Inc.	2,793	165,429
Freshpet, Inc. *(a)	1,604	17,644
Inventure Foods, Inc. *	1,177	5,202
J&J Snack Foods Corp.	1,297	175,821
John B Sanfilippo & Son, Inc. (a)	716	52,404
Lancaster Colony Corp.	1,622	208,979
Landec Corp. *	2,282	27,384
Lifeway Foods, Inc. *	385	4,131
Limoneira Co.	753	15,745
Omega Protein Corp.	1,591	31,900
Sanderson Farms, Inc. (a)	1,728	179,436
Seaboard Corp.	23	95,898
Seneca Foods Corp., Class A *	594	21,443
Snyder's-Lance, Inc.	6,955	280,356
Tootsie Roll Industries, Inc. (a)	1,525	56,975
		2,209,047

Gas Utilities - 1.1%
Chesapeake Utilities Corp.	1,240	85,808
Delta Natural Gas Co., Inc.	532	16,146
New Jersey Resources Corp.	7,415	293,634
Northwest Natural Gas Co.	2,346	138,649
ONE Gas, Inc.	4,501	304,268
South Jersey Industries, Inc.	6,899	245,949
Southwest Gas Holdings, Inc.	3,996	331,308
Spire, Inc.	3,863	260,753
WGL Holdings, Inc.	4,261	351,660
		2,028,175

See notes to Schedule of Investments

Health Care Equipment & Supplies - 2.9%
Abaxis, Inc.	1,894	91,859
Accuray, Inc. *	6,420	30,495
Analogic Corp.	1,075	81,593
AngioDynamics, Inc. *	2,155	37,389
Anika Therapeutics, Inc. *	1,142	49,608
AtriCure, Inc. *	2,456	47,032
Atrion Corp.	110	51,502
Avinger, Inc. *(a)	851	1,617
AxoGen, Inc. *	1,880	19,646
Cantel Medical Corp.	3,094	247,829
Cardiovascular Systems, Inc. *	2,478	70,065
Cerus Corp. *	7,927	35,275
ConforMIS, Inc. *(a)	2,786	14,543
CONMED Corp.	2,382	105,785
Corindus Vascular Robotics, Inc. *(a)	1,737	2,275
CryoLife, Inc. *	2,420	40,293
Cutera, Inc. *	1,118	23,143
Endologix, Inc. *(a)	7,000	50,680
Entellus Medical, Inc. *	465	6,417
Exactech, Inc. *	863	21,748
GenMark Diagnostics, Inc. *	3,729	47,806
Glaukos Corp. *(a)	1,302	66,793
Globus Medical, Inc., Class A *	6,051	179,231
Haemonetics Corp. *	4,419	179,279
Halyard Health, Inc. *	4,043	153,998
ICU Medical, Inc. *	1,270	193,929
Inogen, Inc. *	1,409	109,282
Insulet Corp. *	4,982	214,674
Integer Holdings Corp. *	2,583	103,837
Integra LifeSciences Holdings Corp. *	5,222	220,003
Invacare Corp.	2,498	29,726
InVivo Therapeutics Holdings Corp. *(a)	2,050	8,303
iRadimed Corp. *(a)	219	1,949
iRhythm Technologies, Inc. *	583	21,921
IRIDEX Corp. *(a)	588	6,980
K2M Group Holdings, Inc. *	2,005	41,123
LeMaitre Vascular, Inc.	917	22,586
Masimo Corp. *	3,529	329,115
Meridian Bioscience, Inc.	3,556	49,073
Merit Medical Systems, Inc. *	3,534	102,133
Natus Medical, Inc. *	2,809	110,253
Neogen Corp. *	3,146	206,220
Nevro Corp. *	2,074	194,334
Novocure Ltd. *	3,947	31,971
NuVasive, Inc. *	4,280	319,630

See notes to Schedule of Investments

NxStage Medical, Inc. *	5,498	147,511
Obalon Therapeutics, Inc. *(a)	463	4,949
OraSure Technologies, Inc. *	4,811	62,206
Orthofix International NV *	1,448	55,241
Oxford Immunotec Global plc *	1,917	29,694
Penumbra, Inc. *	2,323	193,854
Quidel Corp. *	2,221	50,283
Rockwell Medical, Inc. *	3,471	21,728
RTI Surgical, Inc. *	4,427	17,708
Second Sight Medical Products, Inc. *	912	1,104
Senseonics Holdings, Inc. *	2,167	3,879
Spectranetics Corp. (The) *	3,691	107,500
STAAR Surgical Co. *	3,235	31,703
SurModics, Inc. *	1,145	27,537
Tactile Systems Technology, Inc. *	398	7,542
Tandem Diabetes Care, Inc. *	810	972
TransEnterix, Inc. *(a)	2,569	3,108
Utah Medical Products, Inc.	296	18,441
ViewRay, Inc. *(a)	517	4,400
Wright Medical Group N.V. *	8,911	277,310
Zeltiq Aesthetics, Inc. *	3,062	170,278
		5,209,891

Health Care Providers & Services - 1.7%
AAC Holdings, Inc. *(a)	500	4,265
Aceto Corp.	2,247	35,525
Addus HomeCare Corp. *	471	15,072
Adeptus Health, Inc., Class A *(a)	1,194	2,149
Air Methods Corp. *	2,848	122,464
Almost Family, Inc. *	924	44,906
Amedisys, Inc. *	2,415	123,382
American Renal Associates Holdings, Inc. *(a)	680	11,478
AMN Healthcare Services, Inc. *	4,088	165,973
BioScrip, Inc. *(a)	9,711	16,509
BioTelemetry, Inc. *	2,365	68,467
Capital Senior Living Corp. *	2,506	35,234
Chemed Corp.	1,397	255,218
Civitas Solutions, Inc. *	1,020	18,717
Community Health Systems, Inc. *	9,533	84,558
CorVel Corp. *	664	28,884
Cross Country Healthcare, Inc. *	2,877	41,314
Diplomat Pharmacy, Inc. *(a)	3,949	62,987
Ensign Group, Inc. (The)	3,978	74,786
Fulgent Genetics, Inc. *(a)	310	3,385
Genesis Healthcare, Inc. *(a)	2,829	7,469
HealthEquity, Inc. *	3,727	158,211

See notes to Schedule of Investments

HealthSouth Corp.	7,493	320,775
Kindred Healthcare, Inc.	7,278	60,771
Landauer, Inc.	822	40,072
LHC Group, Inc. *	1,294	69,747
Magellan Health, Inc. *	1,967	135,821
Molina Healthcare, Inc. *	3,737	170,407
National HealthCare Corp.	872	62,174
National Research Corp., Class A	681	13,416
Nobilis Health Corp. *(a)	4,791	8,145
Owens & Minor, Inc.	5,393	186,598
PharMerica Corp. *	2,345	54,873
Providence Service Corp. (The) *	1,065	47,329
Quorum Health Corp. *	2,311	12,572
RadNet, Inc. *	2,930	17,287
Select Medical Holdings Corp. *	9,219	123,074
Surgery Partners, Inc. *	1,289	25,136
Teladoc, Inc. *	2,017	50,425
Tivity Health, Inc. *	2,752	80,083
Triple-S Management Corp., Class B *	2,042	35,878
UnitedHealth Group, Inc.	301	49,350
Universal American Corp. *	3,553	35,423
US Physical Therapy, Inc.	943	61,578
		3,041,887

Health Care Technology - 0.5%
Castlight Health, Inc., Class B *(a)	2,604	9,505
Computer Programs & Systems, Inc. (a)	938	26,264
Cotiviti Holdings, Inc. *	986	41,047
Evolent Health, Inc., Class A *(a)	1,350	30,105
HealthStream, Inc. *	2,005	48,581
HMS Holdings Corp. *	7,279	147,982
Medidata Solutions, Inc. *	4,749	273,970
NantHealth, Inc. *(a)	548	2,718
Omnicell, Inc. *	3,074	124,958
Quality Systems, Inc. *	3,856	58,765
Tabula Rasa HealthCare, Inc. *	404	5,446
Vocera Communications, Inc. *	1,818	45,141
		814,482

Hotels, Restaurants & Leisure - 2.7%
Belmond Ltd., Class A *	7,228	87,459
Biglari Holdings, Inc. *	80	34,558
BJ's Restaurants, Inc. *	1,819	73,488
Bloomin' Brands, Inc.	8,784	173,308
Bob Evans Farms, Inc.	1,625	105,414
Bojangles', Inc. *	640	13,120

See notes to Schedule of Investments

Boyd Gaming Corp. *	7,129	156,909
Buffalo Wild Wings, Inc. *	1,475	225,306
Caesars Acquisition Co., Class A *	4,096	63,078
Caesars Entertainment Corp. *(a)	4,594	43,873
Carrols Restaurant Group, Inc. *	3,096	43,808
Century Casinos, Inc. *	1,662	12,565
Cheesecake Factory, Inc. (The)	3,924	248,625
Churchill Downs, Inc.	1,166	185,219
Chuy's Holdings, Inc. *	1,271	37,876
ClubCorp Holdings, Inc.	5,559	89,222
Cracker Barrel Old Country Store, Inc. (a)	1,658	264,036
Dave & Buster's Entertainment, Inc. *	3,274	200,009
Del Frisco's Restaurant Group, Inc. *	2,117	38,212
Del Taco Restaurants, Inc. *	1,803	23,908
Denny's Corp. *	5,908	73,082
DineEquity, Inc.	1,512	82,283
El Pollo Loco Holdings, Inc. *	1,580	18,881
Eldorado Resorts, Inc. *	2,176	41,181
Empire Resorts, Inc. *	270	6,547
Fiesta Restaurant Group, Inc. *	2,070	50,094
Fogo De Chao, Inc. *(a)	400	6,500
Golden Entertainment, Inc.	803	10,624
Habit Restaurants, Inc., (The), Class A *	887	15,700
ILG, Inc.	9,774	204,863
International Speedway Corp., Class A	2,154	79,590
Intrawest Resorts Holdings, Inc. *	1,551	38,791
Isle of Capri Casinos, Inc. *	1,930	50,875
J. Alexander's Holdings, Inc. *	1,066	10,713
Jack in the Box, Inc.	2,820	286,850
Jamba, Inc. *(a)	1,460	13,213
Kona Grill, Inc. *(a)	652	4,108
La Quinta Holdings, Inc. *	7,327	99,061
Lindblad Expeditions Holdings, Inc. *	1,147	10,277
Luby's, Inc. *	1,516	4,715
Marcus Corp. (The)	1,417	45,486
Marriott Vacations Worldwide Corp.	1,935	193,365
Monarch Casino & Resort, Inc. *	917	27,088
Nathan's Famous, Inc. *	237	14,848
Noodles & Co. *(a)	970	5,577
Papa John's International, Inc.	2,348	187,934
Penn National Gaming, Inc. *	6,959	128,254
Pinnacle Entertainment, Inc. *	4,721	92,154
Planet Fitness, Inc., Class A	2,210	42,587
Potbelly Corp. *	1,684	23,408
Red Lion Hotels Corp. *	1,106	7,797
Red Robin Gourmet Burgers, Inc. *	1,090	63,710
See notes to Schedule of Investments

Red Rock Resorts, Inc., Class A	2,343	51,968
Ruby Tuesday, Inc. *	5,637	15,840
Ruth's Hospitality Group, Inc.	2,721	54,556
Scientific Games Corp., Class A *	4,117	97,367
SeaWorld Entertainment, Inc.	5,276	96,393
Shake Shack, Inc., Class A *(a)	1,224	40,882
Sonic Corp.	3,734	94,694
Speedway Motorsports, Inc.	1,049	19,763
Texas Roadhouse, Inc.	5,724	254,890
Wingstop, Inc.	1,226	34,671
Zoe's Kitchen, Inc. *(a)	1,491	27,583
		4,848,756

Household Durables - 1.2%
AV Homes, Inc. *(a)	824	13,555
Bassett Furniture Industries, Inc.	830	22,327
Beazer Homes USA, Inc. *	2,186	26,516
Cavco Industries, Inc. *	684	79,618
Century Communities, Inc. *	1,175	29,845
CSS Industries, Inc.	772	20,010
Ethan Allen Interiors, Inc.	1,924	58,971
Flexsteel Industries, Inc.	560	28,224
GoPro, Inc., Class A *(a)	8,727	75,925
Green Brick Partners, Inc. *	1,909	18,995
Helen of Troy Ltd. *	2,420	227,964
Hooker Furniture Corp.	834	25,896
Hovnanian Enterprises, Inc., Class A *(a)	9,758	22,151
Installed Building Products, Inc. *	1,696	89,464
iRobot Corp. *(a)	2,319	153,379
KB Home	7,206	143,255
La-Z-Boy, Inc.	3,950	106,650
LGI Homes, Inc. *(a)	1,281	43,439
Libbey, Inc.	1,811	26,404
Lifetime Brands, Inc.	858	17,246
M/I Homes, Inc. *	1,848	45,276
MDC Holdings, Inc.	3,588	107,819
Meritage Homes Corp. *	3,303	121,550
NACCO Industries, Inc., Class A	302	21,080
New Home Co., Inc. (The) *	775	8,106
Taylor Morrison Home Corp., Class A *	3,309	70,548
TopBuild Corp. *	3,328	156,416
TRI Pointe Group, Inc. *	12,863	161,302
UCP, Inc., Class A *	630	6,394
Universal Electronics, Inc. *	1,223	83,775
William Lyon Homes, Class A *(a)	2,065	42,580
ZAGG, Inc. *	2,279	16,409

See notes to Schedule of Investments

		2,071,089

Household Products - 0.3%
Central Garden & Pet Co. *	789	29,248
Central Garden & Pet Co., Class A *	2,606	90,480
HRG Group, Inc. *	10,248	197,992
Oil-Dri Corp. of America	406	15,132
Orchids Paper Products Co. (a)	704	16,896
WD-40 Co.	1,216	132,483
		482,231

Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. *	10,236	27,125
Atlantica Yield plc	5,084	106,561
Dynegy, Inc. *	10,095	79,347
NRG Yield, Inc.:
Class A	2,663	46,309
Class C (a)	5,481	97,014
Ormat Technologies, Inc.	3,359	191,732
Pattern Energy Group, Inc.	5,728	115,305
TerraForm Global, Inc., Class A *	7,121	34,181
TerraForm Power, Inc., Class A *	7,553	93,430

See notes to Schedule of Investments

Vivint Solar, Inc. *(a)	1,800	5,040
		796,044

Industrial Conglomerates - 0.0%(b)
Raven Industries, Inc.	2,917	84,739

Insurance - 2.2%
Ambac Financial Group, Inc. *	3,798	71,630
American Equity Investment Life Holding Co.	7,401	174,886
AMERISAFE, Inc.	1,636	106,176
Argo Group International Holdings Ltd.	2,490	168,822
Atlas Financial Holdings, Inc. *	1,031	14,073
Baldwin & Lyons, Inc., Class B	853	20,856
Blue Capital Reinsurance Holdings Ltd.	460	8,878
Citizens, Inc. *(a)	3,380	25,113
CNO Financial Group, Inc.	15,479	317,319
Crawford & Co., Class B (a)	933	9,358
Donegal Group, Inc., Class A	916	16,140
eHealth, Inc. *	1,593	19,180
EMC Insurance Group, Inc.	745	20,905
Employers Holdings, Inc.	2,669	101,289
Enstar Group Ltd. *	983	188,048
FBL Financial Group, Inc., Class A	766	50,135
Federated National Holding Co.	1,014	17,674
Fidelity & Guaranty Life (a)	987	27,439
Genworth Financial, Inc., Class A *	43,475	179,117
Global Indemnity Ltd. *	810	31,177
Greenlight Capital Re Ltd., Class A *	2,232	49,327
Hallmark Financial Services, Inc. *	1,205	13,315
HCI Group, Inc.	801	36,510
Heritage Insurance Holdings, Inc.	1,906	24,340
Horace Mann Educators Corp.	3,502	143,757
Independence Holding Co.	665	12,369
Infinity Property & Casualty Corp.	885	84,517
Investors Title Co.	111	17,555
James River Group Holdings Ltd.	1,232	52,804
Kemper Corp.	3,426	136,697
Kinsale Capital Group, Inc.	558	17,878
Maiden Holdings Ltd.	5,756	80,584
MBIA, Inc. *	11,363	96,245
National General Holdings Corp.	4,181	99,341
National Western Life Group, Inc., Class A	193	58,703
Navigators Group, Inc. (The)	1,938	105,233
OneBeacon Insurance Group Ltd., Class A	1,823	29,168
Patriot National, Inc. *(a)	731	2,061
Primerica, Inc.	4,060	333,732

See notes to Schedule of Investments

RLI Corp.	3,285	197,166
Safety Insurance Group, Inc.	1,242	87,064
Selective Insurance Group, Inc.	4,910	231,506
State Auto Financial Corp.	1,338	36,728
State National Cos., Inc.	2,290	32,976
Stewart Information Services Corp.	1,974	87,211
Third Point Reinsurance Ltd. *	5,150	62,315
Trupanion, Inc. *(a)	1,277	18,159
United Fire Group, Inc.	1,866	79,809
United Insurance Holdings Corp.	1,490	23,765
Universal Insurance Holdings, Inc.	2,530	61,985
WMIH Corp. *	15,822	22,942
		3,903,977

Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc., Class A *	2,081	21,226
Duluth Holdings, Inc., Class B *	634	13,498
Etsy, Inc. *	9,068	96,393
FTD Cos., Inc. *	1,526	30,734
Gaia, Inc. *	1,050	10,447
HSN, Inc.	2,509	93,084
Lands' End, Inc. *	1,477	31,682
Liberty TripAdvisor Holdings, Inc., Class A *	6,271	88,421
Nutrisystem, Inc.	2,351	130,480
Overstock.com, Inc. *	951	16,357
PetMed Express, Inc.	1,778	35,809
Shutterfly, Inc. *	2,984	144,097
Wayfair, Inc., Class A *(a)	2,724	110,295
		822,523

Internet Software & Services - 1.9%
2U, Inc. *(a)	3,167	125,603
Actua Corp. *	3,133	44,019
Alarm.com Holdings, Inc. *(a)	650	19,981
Amber Road, Inc. *	1,500	11,580
Angie's List, Inc. *	3,417	19,477
Appfolio, Inc., Class A *	450	12,240
Apptio, Inc., Class A *(a)	541	6,346
Autobytel, Inc. *	679	8,508
Bankrate, Inc. *	3,695	35,657
Bazaarvoice, Inc. *	6,399	27,516
Benefitfocus, Inc. *	1,003	28,034
Blucora, Inc. *	3,157	54,616
Box, Inc., Class A *	3,804	62,043
Brightcove, Inc. *	2,425	21,582
Carbonite, Inc. *	1,494	30,328

See notes to Schedule of Investments

Care.com, Inc. *	1,247	15,600
ChannelAdvisor Corp. *	1,855	20,683
Cimpress NV *(a)	2,167	186,774
Cornerstone OnDemand, Inc. *	4,349	169,133
Coupa Software, Inc. *(a)	712	18,085
DHI Group, Inc. *	3,501	13,829
Endurance International Group Holdings, Inc. *	4,524	35,513
Envestnet, Inc. *	3,578	115,569
Five9, Inc. *(a)	2,574	42,368
Global Sources Ltd. *	639	5,272
Gogo, Inc. *(a)	4,336	47,696
GrubHub, Inc. *(a)	6,977	229,474
GTT Communications, Inc. *	2,278	55,469
Hortonworks, Inc. *(a)	3,143	30,833
Instructure, Inc. *(a)	819	19,165
j2 Global, Inc.	3,972	333,290
Limelight Networks, Inc. *	4,616	11,909
Liquidity Services, Inc. *	2,122	16,976
LivePerson, Inc. *	4,955	33,942
LogMeIn, Inc.	4,390	428,025
Marchex, Inc., Class B *	2,943	8,005
Meet Group, Inc. (The) *	3,216	18,942
MINDBODY, Inc., Class A *	1,122	30,799
New Relic, Inc. *(a)	1,711	63,427
NIC, Inc.	5,484	110,777
Numerex Corp., Class A *	1,078	5,142
Q2 Holdings, Inc. *	1,992	69,421
QuinStreet, Inc. *	2,943	11,478
Quotient Technology, Inc. *(a)	5,536	52,869
RealNetworks, Inc. *	1,733	8,388
Reis, Inc.	719	12,870
RetailMeNot, Inc. *	2,759	22,348
Rightside Group Ltd. *	906	8,988
Shutterstock, Inc. *	1,515	62,645
SPS Commerce, Inc. *	1,431	83,699
Stamps.com, Inc. *(a)	1,397	165,335
TechTarget, Inc. *	1,109	10,014
Trade Desk, Inc. (The), Class A *	770	28,682
TrueCar, Inc. *(a)	4,693	72,601
Web.com Group, Inc. *	3,382	65,273
WebMD Health Corp. *	3,224	169,840
Xactly Corp. *	1,779	21,170
XO Group, Inc. *	2,064	35,521
		3,475,369

IT Services - 1.8%

See notes to Schedule of Investments

Acxiom Corp. *	6,698	190,692
ALJ Regional Holdings, Inc. *	1,442	5,364
Blackhawk Network Holdings, Inc. *	4,744	192,606
CACI International, Inc., Class A *	2,102	246,565
Cardtronics plc, Class A *	3,893	181,998
Cass Information Systems, Inc.	943	62,332
Convergys Corp.	7,684	162,517
CSG Systems International, Inc.	2,770	104,734
EPAM Systems, Inc. *	4,164	314,465
EVERTEC, Inc.	5,077	80,724
ExlService Holdings, Inc. *	2,811	133,129
Forrester Research, Inc.	776	30,846
Hackett Group, Inc. (The)	1,931	37,635
Information Services Group, Inc. *	2,421	7,626
ManTech International Corp., Class A	1,948	67,459
MAXIMUS, Inc.	5,415	336,813
MoneyGram International, Inc. *	2,614	43,941
NCI, Inc., Class A *	470	7,074
NeuStar, Inc., Class A *	4,677	155,043
Perficient, Inc. *	2,876	49,927
PFSweb, Inc. *	930	6,073
Planet Payment, Inc. *	3,299	13,130
Science Applications International Corp.	3,654	271,858
ServiceSource International, Inc. *	5,266	20,432
Sykes Enterprises, Inc. *	3,342	98,255
Syntel, Inc.	2,789	46,939
TeleTech Holdings, Inc.	1,255	37,148
Travelport Worldwide Ltd.	9,982	117,488
Unisys Corp. *(a)	3,852	53,735
Virtusa Corp. *	2,155	65,124
		3,141,672

Leisure Products - 0.2%
Acushnet Holdings Corp. *(a)	1,994	34,456
American Outdoor Brands Corp. *(a)	4,733	93,761
Callaway Golf Co.	8,143	90,143
Escalade, Inc.	888	11,455
JAKKS Pacific, Inc. *	1,200	6,600
Johnson Outdoors, Inc., Class A	405	14,782
Malibu Boats, Inc., Class A *	1,378	30,936
Marine Products Corp.	813	8,837
MCBC Holdings, Inc.	550	8,894
Nautilus, Inc. *	2,675	48,819
Sturm Ruger & Co., Inc. (a)	1,603	85,841
		434,524

See notes to Schedule of Investments

Life Sciences - Tools & Services - 0.6%
Accelerate Diagnostics, Inc. *(a)	1,990	48,158
Albany Molecular Research, Inc. *(a)	2,006	28,144
Cambrex Corp. *	2,752	151,498
ChromaDex Corp. *(a)	2,230	5,999
Enzo Biochem, Inc. *	3,092	25,880
Fluidigm Corp. *	2,221	12,637
INC Research Holdings, Inc., Class A *	3,576	163,960
Luminex Corp.	3,221	59,170
Medpace Holdings, Inc. *	688	20,537
NanoString Technologies, Inc. *	1,250	24,838
NeoGenomics, Inc. *	4,132	32,601
Pacific Biosciences of California, Inc. *(a)	6,936	35,859
PAREXEL International Corp. *	4,536	286,267
PRA Health Sciences, Inc. *	2,089	136,265
		1,031,813

Machinery - 3.1%
Actuant Corp., Class A	5,076	133,753
Alamo Group, Inc.	815	62,095
Albany International Corp., Class A	2,473	113,882
Altra Industrial Motion Corp.	2,038	79,380
American Railcar Industries, Inc. (a)	687	28,236
Astec Industries, Inc.	1,672	102,820
Barnes Group, Inc.	4,341	222,867
Blue Bird Corp. *(a)	396	6,791
Briggs & Stratton Corp.	3,442	77,273
Chart Industries, Inc. *	2,641	92,276
CIRCOR International, Inc.	1,323	78,639
Columbus McKinnon Corp.	1,673	41,524
DMC Global, Inc.	1,092	13,541
Douglas Dynamics, Inc.	1,724	52,841
Energy Recovery, Inc. *(a)	2,683	22,323
EnPro Industries, Inc.	1,761	125,313
ESCO Technologies, Inc.	2,195	127,529
ExOne Co. (The) *(a)	889	9,059
Federal Signal Corp.	4,825	66,633
Franklin Electric Co., Inc.	3,978	171,253
FreightCar America, Inc.	1,042	13,056
Gencor Industries, Inc. *	603	9,015
Gerber Scientific, Inc. *(c)	2,334	—
Global Brass & Copper Holdings, Inc.	1,646	56,622
Gorman-Rupp Co. (The)	1,373	43,112
Graham Corp.	863	19,849
Greenbrier Cos., Inc. (The) (a)	2,343	100,983
Hardinge, Inc.	911	10,240

See notes to Schedule of Investments

Harsco Corp. *	6,801	86,713
Hillenbrand, Inc.	5,100	182,835
Hurco Cos., Inc.	529	16,452
Hyster-Yale Materials Handling, Inc.	732	41,277
John Bean Technologies Corp.	2,636	231,836
Joy Global, Inc.	8,517	240,605
Kadant, Inc.	836	49,617
Kennametal, Inc.	6,824	267,705
Lindsay Corp.	826	72,787
Lydall, Inc. *	1,313	70,377
Manitowoc Co., Inc. (The) *	9,911	56,493
Meritor, Inc. *	6,759	115,782
Milacron Holdings Corp. *	1,150	21,401
Miller Industries, Inc.	1,050	27,667
Mueller Industries, Inc.	4,894	167,522
Mueller Water Products, Inc., Class A	13,464	159,144
Navistar International Corp. *(a)	3,937	96,929
NN, Inc.	2,081	52,441
Omega Flex, Inc.	248	11,852
Proto Labs, Inc. *	2,130	108,843
RBC Bearings, Inc. *	1,959	190,199
REV Group, Inc. *	1,080	29,776
Rexnord Corp. *	7,161	165,276
SPX Corp. *	3,239	78,546
SPX FLOW, Inc. *	3,049	105,831
Standex International Corp.	1,097	109,864
Sun Hydraulics Corp.	1,860	67,165
Supreme Industries, Inc., Class A	1,011	20,483
Tennant Co.	1,420	103,163
Titan International, Inc.	3,947	40,812
TriMas Corp. *	3,495	72,521
Wabash National Corp. (a)	5,241	108,436

See notes to Schedule of Investments

Watts Water Technologies, Inc., Class A	2,402	149,765
Woodward, Inc.	4,574	310,666
		5,511,686

Marine - 0.1%
Costamare, Inc.	2,062	13,733
Matson, Inc.	3,737	118,687
Scorpio Bulkers, Inc. *(a)	4,249	39,091
		171,511

Media - 1.5%
AMC Entertainment Holdings, Inc., Class A	4,473	140,676
Central European Media Enterprises Ltd., Class A *	6,603	20,469
Daily Journal Corp. *(a)	88	18,858
Entercom Communications Corp., Class A (a)	2,183	31,217
Entravision Communications Corp., Class A	5,618	34,832
Eros International plc *(a)	2,183	22,485
EW Scripps Co., (The), Class A *	5,142	120,528
Gannett Co., Inc.	10,154	85,090
Global Eagle Entertainment, Inc. *(a)	3,417	10,900
Gray Television, Inc. *	4,872	70,644
Hemisphere Media Group, Inc. *	742	8,718
IMAX Corp. *	5,088	172,992
Liberty Media Corp-Liberty Braves:
Class A *	713	17,069
Class C *	2,452	57,990
Liberty Media Corp-Liberty Formula One:
Class A *	1,783	58,304
Class C *(a)	3,987	136,156
Loral Space & Communications, Inc. *	1,011	39,833
MDC Partners, Inc., Class A	3,992	37,525
Meredith Corp.	3,241	209,369
MSG Networks, Inc., Class A *	5,140	120,019
National CineMedia, Inc.	5,048	63,756
New Media Investment Group, Inc.	3,777	53,671
New York Times Co., (The), Class A	10,749	154,786
Nexstar Media Group, Inc., Class A	3,678	258,012
Radio One, Inc., Class D *	1,923	6,346
Reading International, Inc., Class A *	1,506	23,403
Saga Communications, Inc., Class A	394	20,114
Salem Media Group, Inc.	861	6,414
Scholastic Corp.	2,336	99,443
Sinclair Broadcast Group, Inc., Class A	6,162	249,561
Time, Inc.	8,877	171,770
Townsquare Media, Inc., Class A *	783	9,537
tronc, Inc. *(a)	2,030	28,258

See notes to Schedule of Investments

World Wrestling Entertainment, Inc., Class A	2,817	62,594
		2,621,339

Metals & Mining - 1.2%
AK Steel Holding Corp. *	25,988	186,854
Allegheny Technologies, Inc.	9,377	168,411
Ampco-Pittsburgh Corp.	667	9,371
Carpenter Technology Corp.	3,994	148,976
Century Aluminum Co. *	3,803	48,260
Cliffs Natural Resources, Inc. *	24,151	198,280
Coeur Mining, Inc. *	15,243	123,163
Commercial Metals Co.	9,924	189,846
Ferroglobe plc	5,015	51,805
Ferroglobe Representation & Warranty Insurance Trust *(c)	5,015	—
Gold Resource Corp.	3,896	17,610
Handy & Harman Ltd. *	202	5,494
Haynes International, Inc.	1,062	40,483
Hecla Mining Co.	32,965	174,385
Kaiser Aluminum Corp.	1,529	122,167
Materion Corp.	1,555	52,170
Olympic Steel, Inc.	846	15,702
Ramaco Resources, Inc. *	430	4,158
Real Industry, Inc. *	1,889	5,384
Ryerson Holding Corp. *	965	12,159
Schnitzer Steel Industries, Inc., Class A	2,273	46,938
Stillwater Mining Co. *	10,560	182,371
SunCoke Energy, Inc. *	5,034	45,105
TimkenSteel Corp. *(a)	3,081	58,262
Worthington Industries, Inc.	3,891	175,445
		2,082,799

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AG Mortgage Investment Trust, Inc.	2,395	43,230
Altisource Residential Corp.	4,415	67,329
Anworth Mortgage Asset Corp.	8,089	44,894
Apollo Commercial Real Estate Finance, Inc.	6,880	129,413
Ares Commercial Real Estate Corp.	2,562	34,279
ARMOUR Residential REIT, Inc. (a)	2,869	65,155
Capstead Mortgage Corp.	8,250	86,955
CYS Investments, Inc.	12,204	97,022
Dynex Capital, Inc.	3,496	24,787
Great Ajax Corp.	1,009	13,167
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,511	70,922
Invesco Mortgage Capital, Inc.	9,724	149,944
Ladder Capital Corp.	3,393	48,995
MTGE Investment Corp.	3,949	66,146

See notes to Schedule of Investments

New Residential Investment Corp.	25,012	424,704
New York Mortgage Trust, Inc. (a)	9,264	57,159
Orchid Island Capital, Inc. (a)	2,616	26,134
Owens Realty Mortgage, Inc.	782	13,919
PennyMac Mortgage Investment Trust	5,886	104,476
Redwood Trust, Inc.	6,587	109,410
Resource Capital Corp.	2,766	27,024
Western Asset Mortgage Capital Corp.	3,699	36,139
		1,741,203

Multi-Utilities - 0.4%
Avista Corp.	5,470	213,604
Black Hills Corp.	4,460	296,456
NorthWestern Corp.	4,205	246,834
Unitil Corp.	1,083	48,767
		805,661

Multiline Retail - 0.2%
Big Lots, Inc. (a)	3,849	187,369
Fred's, Inc., Class A (a)	2,753	36,064
Ollie's Bargain Outlet Holdings, Inc. *(a)	1,576	52,796
Sears Holdings Corp. *(a)	877	10,077
Tuesday Morning Corp. *	3,766	14,123
		300,429

Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corp. *	12,335	24,917
Adams Resources & Energy, Inc.	189	7,059
Alon USA Energy, Inc.	2,410	29,378
Ardmore Shipping Corp.	1,617	13,017
Bill Barrett Corp. *	4,332	19,711
California Resources Corp. *(a)	2,470	37,149
Callon Petroleum Co. *	15,572	204,927
Carrizo Oil & Gas, Inc. *	5,220	149,605
Clayton Williams Energy, Inc. *	515	68,021
Clean Energy Fuels Corp. *	5,949	15,170
Cobalt International Energy, Inc. *(a)	31,800	16,962
Contango Oil & Gas Co. *	1,560	11,419
CVR Energy, Inc. (a)	1,233	24,759
Delek US Holdings, Inc.	5,325	129,238
Denbury Resources, Inc. *(a)	30,377	78,373
DHT Holdings, Inc.	7,166	32,032
Dorian LPG Ltd. *	1,932	20,344
Earthstone Energy, Inc. *	101	1,289
Eclipse Resources Corp. *	4,808	12,212
EP Energy Corp., Class A *(a)	3,016	14,326

See notes to Schedule of Investments

Erin Energy Corp. *	1,082	2,597
Evolution Petroleum Corp.	1,370	10,960
EXCO Resources, Inc. *	14,704	9,115
Frontline Ltd.	5,063	34,125
GasLog Ltd.	3,212	49,304
Gener8 Maritime, Inc. *(a)	3,059	17,344
Golar LNG Ltd.	8,182	228,523
Green Plains, Inc.	2,929	72,493
International Seaways, Inc. *	1,354	25,888
Isramco, Inc. *	85	9,958
Jagged Peak Energy, Inc. *	2,625	34,230
Jones Energy, Inc., Class A *(a)	4,823	12,298
Matador Resources Co. *(a)	7,472	177,759
Navios Maritime Acquisition Corp.	7,368	12,673
Nordic American Tankers Ltd. (a)	8,383	68,573
Northern Oil and Gas, Inc. *(a)	3,642	9,469
Oasis Petroleum, Inc. *	19,575	279,139
Overseas Shipholding Group, Inc., Class A *	2,804	10,823
Pacific Ethanol, Inc. *	1,816	12,440
Panhandle Oil and Gas, Inc., Class A	1,238	23,770
Par Pacific Holdings, Inc. *(a)	2,179	35,932
PDC Energy, Inc. *	4,682	291,923
Renewable Energy Group, Inc. *(a)	3,095	32,343
REX American Resources Corp. *	441	39,906
Ring Energy, Inc. *	3,486	37,718
RSP Permian, Inc. *	8,395	347,805
Sanchez Energy Corp. *(a)	5,640	53,805
Scorpio Tankers, Inc.	13,801	61,276
SemGroup Corp., Class A	5,576	200,736
Ship Finance International Ltd. (a)	5,176	76,087
SRC Energy, Inc. *(a)	16,055	135,504
Teekay Corp.	4,124	37,735
Teekay Tankers Ltd., Class A	9,079	18,612
W&T Offshore, Inc. *	3,057	8,468
Western Refining, Inc.	6,969	244,403
Westmoreland Coal Co. *	1,194	17,337

See notes to Schedule of Investments

WildHorse Resource Development Corp. *	1,590	19,780
		3,670,759

Paper & Forest Products - 0.6%
Boise Cascade Co. *	3,372	90,033
Clearwater Paper Corp. *	1,465	82,040
Deltic Timber Corp.	827	64,605
KapStone Paper and Packaging Corp.	7,459	172,303
Louisiana-Pacific Corp. *	12,456	309,158
Neenah Paper, Inc.	1,433	107,045
PH Glatfelter Co.	3,755	81,634
Schweitzer-Mauduit International, Inc.	2,615	108,313
		1,015,131

Personal Products - 0.2%
Avon Products, Inc. *	38,050	167,420
elf Beauty, Inc. *(a)	862	24,826
Inter Parfums, Inc.	1,484	54,240
Lifevantage Corp. *	1,071	5,751
Medifast, Inc.	838	37,182
Natural Health Trends Corp. (a)	608	17,571
Nature's Sunshine Products, Inc.	1,018	10,180
Nutraceutical International Corp.	861	26,820
Revlon, Inc., Class A *	936	26,068
Synutra International, Inc. *(a)	1,867	11,109
USANA Health Sciences, Inc. *	822	47,347
		428,514

Pharmaceuticals - 1.7%
AcelRx Pharmaceuticals, Inc. *	2,758	8,688
Aclaris Therapeutics, Inc. *(a)	702	20,934
Aerie Pharmaceuticals, Inc. *	2,390	108,386
Agile Therapeutics, Inc. *	803	2,574
Amphastar Pharmaceuticals, Inc. *	3,073	44,558
Ampio Pharmaceuticals, Inc. *(a)	3,423	2,738
ANI Pharmaceuticals, Inc. *(a)	616	30,498
Aratana Therapeutics, Inc. *(a)	2,189	11,602
Axsome Therapeutics, Inc. *	866	3,377
Bio-Path Holdings, Inc. *(a)	6,471	5,352
Catalent, Inc. *	8,604	243,665
Cempra, Inc. *	3,855	14,456
Clearside Biomedical, Inc. *	578	4,589
Collegium Pharmaceutical, Inc. *	1,055	10,613
Corcept Therapeutics, Inc. *	5,820	63,787
Depomed, Inc. *	5,272	66,164
Dermira, Inc. *	2,406	82,069

See notes to Schedule of Investments

Durect Corp. *	8,677	9,111
Egalet Corp. *(a)	1,726	8,803
Endocyte, Inc. *(a)	2,665	6,849
Flex Pharma, Inc. *	474	2,086
Heska Corp. *	439	46,086
Horizon Pharma plc *	13,933	205,930
Impax Laboratories, Inc. *	6,324	79,999
Innoviva, Inc. *(a)	6,571	90,877
Intersect ENT, Inc. *	1,988	34,094
Intra-Cellular Therapies, Inc. *(a)	2,964	48,165
Lannett Co., Inc. *(a)	2,393	53,484
Lipocine, Inc. *(a)	1,290	5,031
Medicines Co. (The) *(a)	5,815	284,353
MyoKardia, Inc. *	877	11,533
Nektar Therapeutics *	12,082	283,564
Neos Therapeutics, Inc. *(a)	1,071	7,711
Novan, Inc. *	415	2,648
Ocular Therapeutix, Inc. *(a)	1,006	9,336
Omeros Corp. *(a)	3,039	45,950
Pacira Pharmaceuticals, Inc. *	3,147	143,503
Paratek Pharmaceuticals, Inc. *(a)	1,582	30,453
Phibro Animal Health Corp., Class A	1,619	45,494
Prestige Brands Holdings, Inc. *	4,596	255,354
Reata Pharmaceuticals, Inc., Class A *	443	10,034
Revance Therapeutics, Inc. *(a)	1,427	29,682
SciClone Pharmaceuticals, Inc. *	3,828	37,514
Sucampo Pharmaceuticals, Inc., Class A *(a)	1,939	21,329
Supernus Pharmaceuticals, Inc. *	4,051	126,796
Teligent, Inc. *	2,576	20,119
Tetraphase Pharmaceuticals, Inc. *	2,696	24,776
TherapeuticsMD, Inc. *(a)	12,961	93,319
Theravance Biopharma, Inc. *(a)	3,407	125,446
Titan Pharmaceuticals, Inc. *(a)	1,466	4,838
WaVe Life Sciences Ltd. *(a)	576	15,840
Zogenix, Inc. *(a)	1,914	20,767
		2,964,924

Professional Services - 1.3%
Acacia Research Corp. *	4,242	24,392
Advisory Board Co. (The) *	3,538	165,578
Barrett Business Services, Inc.	606	33,100
CBIZ, Inc. *	3,612	48,943
CEB, Inc.	2,776	218,194
Cogint, Inc. *(a)	1,183	5,501
CRA International, Inc.	707	24,978
Exponent, Inc.	2,209	131,546

See notes to Schedule of Investments

Franklin Covey Co. *	1,007	20,341
FTI Consulting, Inc. *	3,585	147,595
GP Strategies Corp. *	1,007	25,477
Heidrick & Struggles International, Inc.	1,525	40,184
Hill International, Inc. *	2,159	8,960
Huron Consulting Group, Inc. *	1,867	78,601
ICF International, Inc. *	1,507	62,239
Insperity, Inc.	1,356	120,209
Kelly Services, Inc., Class A	2,314	50,584
Kforce, Inc.	1,903	45,196
Korn/Ferry International	4,949	155,844
Mistras Group, Inc. *	1,338	28,606
Navigant Consulting, Inc. *	3,723	85,108
On Assignment, Inc. *	4,393	213,192
Resources Connection, Inc.	2,400	40,200
RPX Corp. *	4,188	50,256
TriNet Group, Inc. *	3,638	105,138
TrueBlue, Inc. *	3,417	93,455
WageWorks, Inc. *	3,153	227,962
		2,251,379

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	4,028	179,327
Altisource Portfolio Solutions S.A. *(a)	900	33,120
Consolidated-Tomoka Land Co.	377	20,185
Forestar Group, Inc. *	3,495	47,707
FRP Holdings, Inc. *	453	18,120
Griffin Industrial Realty, Inc.	55	1,702
HFF, Inc., Class A	2,937	81,267
Kennedy-Wilson Holdings, Inc.	7,125	158,175
Marcus & Millichap, Inc. *	1,049	25,784
RE/MAX Holdings, Inc., Class A	1,383	82,219
RMR Group, Inc. (The), Class A	543	26,878
St Joe Co. (The) *	4,238	72,258
Stratus Properties, Inc.	485	13,289
Tejon Ranch Co. *	1,147	25,108
Trinity Place Holdings, Inc. *(a)	1,859	13,589
		798,728

See notes to Schedule of Investments

Road & Rail - 0.4%
ArcBest Corp.	2,213	57,538
Celadon Group, Inc.	1,805	11,823
Covenant Transportation Group, Inc., Class A *	905	17,014
Heartland Express, Inc.	3,887	77,934
Knight Transportation, Inc.	5,783	181,297
Marten Transport Ltd.	2,020	47,369
PAM Transportation Services, Inc. *	289	4,708
Roadrunner Transportation Systems, Inc. *	2,171	14,915
Saia, Inc. *	2,126	94,182
Swift Transportation Co. *	6,452	132,524
Universal Truckload Services, Inc.	475	6,816
USA Truck, Inc. *	561	4,123
Werner Enterprises, Inc.	3,859	101,106
YRC Worldwide, Inc. *	2,802	30,850
		782,199

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Energy Industries, Inc. *	3,412	233,927
Advanced Micro Devices, Inc. *	63,079	917,799
Alpha & Omega Semiconductor Ltd. *	1,207	20,748
Ambarella, Inc. *(a)	2,765	151,273
Amkor Technology, Inc. *	8,647	100,219
Axcelis Technologies, Inc. *	2,416	45,421
Brooks Automation, Inc.	5,690	127,456
Cabot Microelectronics Corp.	1,908	146,172
Cavium, Inc. *	5,446	390,260
CEVA, Inc. *	1,590	56,445
Cirrus Logic, Inc. *	5,413	328,515
Cohu, Inc.	2,037	37,603
Diodes, Inc. *	3,290	79,125
DSP Group, Inc. *	1,705	20,460
Entegris, Inc. *	12,216	285,854
Exar Corp. *	3,348	43,558
FormFactor, Inc. *	5,937	70,353
GigPeak, Inc. *	3,618	11,143
Ichor Holdings Ltd. *	565	11,204
Impinj, Inc. *(a)	433	13,107
Inphi Corp. *(a)	3,470	169,405
Integrated Device Technology, Inc. *	11,642	275,566
IXYS Corp.	2,094	30,468
Kopin Corp. *	6,180	25,338
Lattice Semiconductor Corp. *	10,361	71,698
MACOM Technology Solutions Holdings, Inc. *	2,697	130,265
MaxLinear, Inc., Class A *	4,823	135,285
Microsemi Corp. *	9,627	496,079

See notes to Schedule of Investments

MKS Instruments, Inc.	4,598	316,113
Monolithic Power Systems, Inc.	3,364	309,824
Nanometrics, Inc. *	2,115	64,423
NeoPhotonics Corp. *	2,662	23,985
NVE Corp.	408	33,778
PDF Solutions, Inc. *	2,083	47,118
Photronics, Inc. *	5,437	58,176
Power Integrations, Inc.	2,369	155,762
Rambus, Inc. *	8,912	117,104
Rudolph Technologies, Inc. *	2,334	52,282
Semtech Corp. *	5,583	188,705
Sigma Designs, Inc. *	2,732	17,075
Silicon Laboratories, Inc. *	3,566	262,279
Synaptics, Inc. *(a)	2,966	146,847
Ultra Clean Holdings, Inc. *	2,708	45,684
Ultratech, Inc. *	1,685	49,910
Veeco Instruments, Inc. *	3,117	93,042
Xcerra Corp. *	4,282	38,067
Xperi Corp.	4,254	144,423
		6,589,343

Software - 3.3%
8x8, Inc. *	7,620	116,205
A10 Networks, Inc. *	3,806	34,825
ACI Worldwide, Inc. *	9,965	213,151
American Software, Inc., Class A	1,795	18,453
Aspen Technology, Inc. *	6,579	387,635
Barracuda Networks, Inc. *	1,715	39,634
Blackbaud, Inc.	4,077	312,584
Blackline, Inc. *(a)	864	25,713
Bottomline Technologies de, Inc. *	3,347	79,157
BroadSoft, Inc. *(a)	2,540	102,108
Callidus Software, Inc. *	4,803	102,544
Commvault Systems, Inc. *	3,343	169,824
Digimarc Corp. *(a)	751	20,277
Ebix, Inc. (a)	2,069	126,726
Ellie Mae, Inc. *	2,831	283,864
EnerNOC, Inc. *	2,044	12,264
Everbridge, Inc. *	665	13,652
Exa Corp. *	1,081	13,729
Fair Isaac Corp.	2,646	341,202
Gigamon, Inc. *	2,807	99,789
Globant S.A. *(a)	2,220	80,808
Glu Mobile, Inc. *(a)	9,287	21,081
Guidance Software, Inc. *	1,234	7,281
HubSpot, Inc. *	2,493	150,951

See notes to Schedule of Investments

Imperva, Inc. *	2,476	101,640
Jive Software, Inc. *	3,414	14,680
Majesco *(a)	457	2,358
MicroStrategy, Inc., Class A *	820	153,996
Mitek Systems, Inc. *	2,294	15,255
MobileIron, Inc. *	3,001	13,054
Model N, Inc. *	1,727	18,047
Monotype Imaging Holdings, Inc.	3,293	66,189
Park City Group, Inc. *	855	10,559
Paycom Software, Inc. *(a)	3,801	218,596
Paylocity Holding Corp. *(a)	1,861	71,890
Pegasystems, Inc.	3,115	136,593
Progress Software Corp.	4,326	125,670
Proofpoint, Inc. *	3,526	262,193
PROS Holdings, Inc. *	1,967	47,582
QAD, Inc., Class A	789	21,974
Qualys, Inc. *	2,349	89,027
Rapid7, Inc. *	1,550	23,219
RealPage, Inc. *	4,668	162,913
RingCentral, Inc., Class A *	5,062	143,255
Rosetta Stone, Inc. *	1,504	14,664
Rubicon Project, Inc. (The) *	2,901	17,087
Sapiens International Corp. NV	2,130	27,434
SecureWorks Corp., Class A *(a)	472	4,484
Silver Spring Networks, Inc. *	3,137	35,417
Synchronoss Technologies, Inc. *	3,566	87,010
Take-Two Interactive Software, Inc. *	8,199	485,955
Telenav, Inc. *	2,354	20,362
TiVo Corp.	10,113	189,619
Varonis Systems, Inc. *	834	26,521
VASCO Data Security International, Inc. *	2,265	30,578
Verint Systems, Inc. *	5,365	232,707
VirnetX Holding Corp. *(a)	3,778	8,689
Workiva, Inc. *	1,712	26,793
Zendesk, Inc. *	7,012	196,616
Zix Corp. *	5,001	24,055
		5,900,138

Specialty Retail - 2.0%
Aaron's, Inc.	5,678	168,864
Abercrombie & Fitch Co., Class A (a)	5,881	70,160
America's Car-Mart, Inc. *	726	26,463
American Eagle Outfitters, Inc.	14,393	201,934
Asbury Automotive Group, Inc. *	1,726	103,733
Ascena Retail Group, Inc. *(a)	14,943	63,657
At Home Group, Inc. *(a)	671	10,172

See notes to Schedule of Investments

Barnes & Noble Education, Inc. *	3,122	29,940
Barnes & Noble, Inc.	4,926	45,566
Big 5 Sporting Goods Corp. (a)	1,497	22,605
Boot Barn Holdings, Inc. *	922	9,119
Buckle, Inc. (The) (a)	2,185	40,641
Build-A-Bear Workshop, Inc. *	1,105	9,779
Caleres, Inc.	3,700	97,754
Camping World Holdings, Inc., Class A	981	31,627
Cato Corp., (The), Class A	2,030	44,579
Chico's FAS, Inc.	11,271	160,048
Children's Place, Inc. (The)	1,618	194,241
Citi Trends, Inc.	1,298	22,066
Conn's, Inc. *(a)	2,111	18,471
Container Store Group, Inc. (The) *	1,542	6,523
Destination XL Group, Inc. *	3,868	11,024
DSW, Inc., Class A	5,812	120,192
Express, Inc. *	6,091	55,489
Finish Line, Inc., (The), Class A	3,610	51,370
Five Below, Inc. *	4,627	200,395
Francesca's Holdings Corp. *	3,266	50,133
Genesco, Inc. *	1,774	98,368
GNC Holdings, Inc., Class A (a)	5,928	43,630
Group 1 Automotive, Inc.	1,795	132,974
Guess?, Inc. (a)	4,778	53,275
Haverty Furniture Cos., Inc.	1,689	41,127
Hibbett Sports, Inc. *	1,921	56,669
Kirkland's, Inc. *	1,302	16,145
Lithia Motors, Inc., Class A	2,051	175,668
Lumber Liquidators Holdings, Inc. *(a)	2,090	43,869
MarineMax, Inc. *	2,047	44,318
Monro Muffler Brake, Inc.	2,712	141,295
Office Depot, Inc.	43,596	203,375
Party City Holdco, Inc. *(a)	1,941	27,271
Pier 1 Imports, Inc.	6,957	49,812
Rent-A-Center, Inc. (a)	4,092	36,296
RH *(a)	3,342	154,601
Sears Hometown and Outlet Stores, Inc. *(a)	877	3,420
Select Comfort Corp. *(a)	3,651	90,508
Shoe Carnival, Inc.	1,156	28,403
Sonic Automotive, Inc., Class A	2,180	43,709
Sportsman's Warehouse Holdings, Inc. *	2,022	9,665
Stage Stores, Inc. (a)	2,464	6,382
Stein Mart, Inc. (a)	2,386	7,182
Tailored Brands, Inc. (a)	4,129	61,687
Tile Shop Holdings, Inc. (a)	2,538	48,857
Tilly's, Inc., Class A	827	7,460

See notes to Schedule of Investments

Vitamin Shoppe, Inc. *	1,983	39,957
West Marine, Inc. *	1,507	14,377
Winmark Corp.	223	25,199
Zumiez, Inc. *	1,698	31,073
		3,603,117

Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. *(a)	9,267	138,634
Avid Technology, Inc. *	2,494	11,622
CPI Card Group, Inc.	1,394	5,855
Cray, Inc. *	3,150	68,985
Diebold Nixdorf, Inc. (a)	5,911	181,468
Eastman Kodak Co. *	1,582	18,193
Electronics For Imaging, Inc. *	4,061	198,299
Immersion Corp. *	2,323	20,117
Nimble Storage, Inc. *(a)	4,906	61,325
Pure Storage, Inc., Class A *	5,887	57,869
Stratasys Ltd. *	3,930	80,526
Super Micro Computer, Inc. *	3,338	84,618
USA Technologies, Inc. *(a)	2,793	11,870
		939,381

Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	2,329	136,829
Crocs, Inc. *	5,941	42,003
Culp, Inc.	785	24,492
Deckers Outdoor Corp. *	2,802	167,364
Delta Apparel, Inc. *	555	9,785
Fossil Group, Inc. *(a)	3,623	63,221
G-III Apparel Group Ltd. *(a)	3,714	81,299
Iconix Brand Group, Inc. *	3,684	27,704
Movado Group, Inc.	1,238	30,888
Oxford Industries, Inc.	1,312	75,125
Perry Ellis International, Inc. *	933	20,041
Sequential Brands Group, Inc. *(a)	2,800	10,892
Steven Madden Ltd. *	5,319	205,047
Superior Uniform Group, Inc.	573	10,658
Unifi, Inc. *	1,199	34,040
Vera Bradley, Inc. *(a)	1,814	16,888
Vince Holding Corp. *(a)	1,135	1,759
Wolverine World Wide, Inc.	8,370	208,999
		1,167,034

Thrifts & Mortgage Finance - 2.1%
Astoria Financial Corp.	7,952	163,096
Bank Mutual Corp.	3,599	33,831

See notes to Schedule of Investments

BankFinancial Corp.	1,183	17,177
Bear State Financial, Inc.	1,029	9,673
Beneficial Bancorp, Inc.	5,863	93,808
BofI Holding, Inc. *(a)	5,179	135,327
BSB Bancorp, Inc. *	625	17,656
Capitol Federal Financial, Inc.	11,014	161,135
Charter Financial Corp.	1,280	25,178
Clifton Bancorp, Inc.	1,706	27,620
Dime Community Bancshares, Inc.	2,402	48,761
ESSA Bancorp, Inc.	636	9,273
Essent Group Ltd. *	6,451	233,333
EverBank Financial Corp.	8,895	173,275
Federal Agricultural Mortgage Corp., Class C	669	38,514
First Defiance Financial Corp.	799	39,558
Flagstar Bancorp, Inc. *	1,712	48,261
Greene County Bancorp, Inc. (a)	235	5,487
Hingham Institution for Savings	102	18,039
Home Bancorp, Inc. (a)	448	15,120
HomeStreet, Inc. *	1,967	54,978
Impac Mortgage Holdings, Inc. *(a)	665	8,286
Kearny Financial Corp.	7,369	110,903
LendingTree, Inc. *	549	68,817
Meridian Bancorp, Inc.	3,759	68,790
Meta Financial Group, Inc.	641	56,728
MGIC Investment Corp. *	29,481	298,643
Nationstar Mortgage Holdings, Inc. *(a)	2,532	39,904
NMI Holdings, Inc., Class A *	4,529	51,631
Northfield Bancorp, Inc.	3,620	65,232
Northwest Bancshares, Inc.	8,299	139,755
OceanFirst Financial Corp.	2,167	61,055
Ocwen Financial Corp. *(a)	8,291	45,352
Oritani Financial Corp.	3,007	51,119
PennyMac Financial Services, Inc., Class A *	1,102	18,789
PHH Corp. *	4,575	58,240
Provident Bancorp, Inc. *	344	7,207
Provident Financial Holdings, Inc.	514	9,586
Provident Financial Services, Inc.	5,275	136,359
Radian Group, Inc.	18,152	326,010
SI Financial Group, Inc.	867	12,181
Southern Missouri Bancorp, Inc.	455	16,162
Territorial Bancorp, Inc.	665	20,728
TrustCo Bank Corp.	7,825	61,426
United Community Financial Corp.	3,416	28,489
United Financial Bancorp, Inc.	3,817	64,927
Walker & Dunlop, Inc. *	2,377	99,097
Walter Investment Management Corp. *(a)	1,580	1,706

See notes to Schedule of Investments

Washington Federal, Inc.	7,854	259,967
Waterstone Financial, Inc.	2,330	42,522
Western New England Bancorp, Inc.	2,115	22,208
WSFS Financial Corp.	2,397	110,142
		3,731,061

Tobacco - 0.2%
Alliance One International, Inc. *	650	8,353
Turning Point Brands, Inc. *	464	7,238
Universal Corp.	2,076	146,877
Vector Group Ltd. (a)	8,016	166,733
		329,201

Trading Companies & Distributors - 1.1%
Aircastle Ltd.	3,721	89,788
Applied Industrial Technologies, Inc.	3,137	194,024
Beacon Roofing Supply, Inc. *	5,165	253,911
BMC Stock Holdings, Inc. *	4,759	107,553
CAI International, Inc. *	1,481	23,311
DXP Enterprises, Inc. *	1,272	48,171
Foundation Building Materials, Inc. *	1,140	18,206
GATX Corp. (a)	3,533	215,372
GMS, Inc. *	554	19,412
H&E Equipment Services, Inc.	2,409	59,069
Kaman Corp.	2,318	111,565
Lawson Products, Inc. *	447	10,035
MRC Global, Inc. *	8,098	148,436
Neff Corp., Class A *	900	17,505
NOW, Inc. *	9,243	156,761
Rush Enterprises, Inc.:
Class A *	2,296	75,952
Class B *	513	15,995
SiteOne Landscape Supply, Inc. *	907	43,908
Textainer Group Holdings Ltd.	1,837	28,106
Titan Machinery, Inc. *	1,521	23,332
Triton International Ltd.	3,126	80,620
Univar, Inc. *	3,713	113,841
Veritiv Corp. *	629	32,582
Willis Lease Finance Corp. *	332	7,420
		1,894,875

Water Utilities - 0.3%
American States Water Co.	3,156	139,811
AquaVenture Holdings Ltd. *	599	10,225
Artesian Resources Corp., Class A	490	15,954
California Water Service Group	4,151	148,813

See notes to Schedule of Investments

Connecticut Water Service, Inc.	883	46,931
Consolidated Water Co. Ltd.	1,137	13,246
Global Water Resources, Inc.	641	5,577
Middlesex Water Co.	1,246	46,040
SJW Group	1,344	64,808
York Water Co. (The)	992	34,770
		526,175

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. *	2,827	36,723
NII Holdings, Inc. *	4,172	5,424
Shenandoah Telecommunications Co.	3,732	104,682
Spok Holdings, Inc.	1,597	30,343
		177,172

Total Common Stocks (Cost $120,471,150)		160,536,665

EXCHANGE-TRADED FUNDS - 3.0%
iShares Russell 2000 ETF	39,500	5,430,460

Total Exchange-Traded Funds (Cost $4,649,870)		5,430,460

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.6%
U.S. Treasury Bills, 0.573%, 8/17/17 ^	1,000,000	997,072

See notes to Schedule of Investments

Total U.S. Treasury Obligations (Cost $997,804)		997,072

TIME DEPOSIT - 6.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	11,651,875	11,651,875

Total Time Deposit (Cost $11,651,875)		11,651,875

	SHARES	VALUE ($)
RIGHTS - 0.0% (b)

Biotechnology - 0.0% (b)
Chelsea Therapeutics International Ltd. CVR *	5,785	686
Dyax Corp. CVR *	11,242	12,479
Tobira Therapeutics, Inc. CVR *	690	9,480
		22,645

Pharmaceuticals - 0.0% (b)
Forest Laboratories, Inc. CVR *(c)	1,024	—
Omthera Pharmaceutical, Inc. CVR *	508	305
		305

Total Rights (Cost $21,959)		22,950

WARRANT - 0.0% (b)

Biotechnology - 0.0% (b)
Asterias Biotherapeutics, Inc. (expiring 9/15/17) *(a)	163	70

Total Warrant (Cost $93)		70

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	15,723,928	15,723,928

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $15,723,928)		15,723,928

TOTAL INVESTMENTS (Cost $153,516,679) - 108.9%		194,363,020
Other assets and liabilities, net - (8.9%)		(15,940,977)
NET ASSETS - 100.0%		178,422,043

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
Mini Russell 2000 Index	180	6/17	$12,459,600	$189,710

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $15,298,395 as of March 31, 2017.
(b) Amount is less than 0.05%.
(c) For fair value measurement disclosure purposes, security is categorized as Level 3.

Abbreviations:
CVR:	Contingent Value Rights

See notes to Schedule of Investments

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.7%

Australia - 7.4%
AGL Energy Ltd.	6,879	138,564
Alumina Ltd. (a)	24,958	34,148
Amcor Ltd.	11,722	134,831
AMP Ltd.	30,156	119,301
APA Group	11,361	77,758
Aristocrat Leisure Ltd.	5,521	75,784
ASX Ltd.	1,973	76,089
Aurizon Holdings Ltd.	20,921	83,892
AusNet Services	18,034	23,215
Australia & New Zealand Banking Group Ltd.	29,630	719,436
Bank of Queensland Ltd.	3,884	36,055
Bendigo & Adelaide Bank Ltd.	4,706	43,600
BGP Holdings plc * (d)	77,172	—
BHP Billiton Ltd.	32,509	591,214
Boral Ltd.	10,917	48,670
Brambles Ltd.	16,054	114,649
Caltex Australia Ltd.	2,659	59,912
Challenger Ltd.	5,824	55,820
CIMIC Group Ltd.	1,008	27,658
Coca-Cola Amatil Ltd.	5,839	48,274
Cochlear Ltd.	583	60,225
Commonwealth Bank of Australia	17,696	1,160,416
Computershare Ltd.	4,753	51,047
Crown Resorts Ltd.	3,713	33,495
CSL Ltd.	4,618	442,154
Dexus Property Group	9,869	73,658
Domino's Pizza Enterprises Ltd. (a)	625	27,747
DUET Group	24,806	52,864
Flight Centre Travel Group Ltd. (a)	565	12,463
Fortescue Metals Group Ltd.	15,873	75,606
Goodman Group	18,131	107,197
GPT Group (The)	18,331	72,144
Harvey Norman Holdings Ltd. (a)	5,671	19,615
Healthscope Ltd.	17,690	30,670
Incitec Pivot Ltd.	17,202	49,386
Insurance Australia Group Ltd.	24,790	114,545
Lend Lease Group	5,640	67,079
Macquarie Group Ltd.	3,100	213,580

See notes to Schedule of Investments

Medibank Pvt Ltd.	28,079	60,479
Mirvac Group	37,741	63,141
National Australia Bank Ltd.	26,893	684,759
Newcrest Mining Ltd.	7,815	133,210
Oil Search Ltd.	13,972	77,034
Orica Ltd.	3,807	51,171
Origin Energy Ltd. *	17,875	96,153
Qantas Airways Ltd.	4,855	14,428
QBE Insurance Group Ltd.	13,981	137,640
Ramsay Health Care Ltd.	1,442	76,977
REA Group Ltd. (a)	537	24,352
Rio Tinto Ltd.	4,756	219,596
Santos Ltd. *	16,283	47,252
Scentre Group	53,893	176,679
Seek Ltd.	3,336	40,559
Sonic Healthcare Ltd.	4,020	67,916
South32 Ltd.	54,280	114,431
Stockland	24,388	86,481
Suncorp Group Ltd.	13,117	132,370
Sydney Airport (a)	11,138	57,592
TABCORP Holdings Ltd.	8,477	30,762
Tatts Group Ltd.	14,932	50,527
Telstra Corp. Ltd.	43,312	154,119
TPG Telecom Ltd. (a)	3,460	18,421
Transurban Group	23,430	208,853
Treasury Wine Estates Ltd.	7,525	70,296
Vicinity Centres	34,307	74,207
Vocus Group Ltd. (a)	5,138	16,954
Wesfarmers Ltd.	11,398	392,409
Westfield Corp.	19,982	135,549
Westpac Banking Corp.	33,870	905,423
Woodside Petroleum Ltd.	7,674	188,000
Woolworths Ltd.	12,943	262,044
		10,042,545

Austria - 0.2%
Andritz AG	742	37,110
Erste Group Bank AG	3,045	99,151
OMV AG	1,501	59,153
Raiffeisen Bank International AG *	1,194	26,927

See notes to Schedule of Investments

Voestalpine AG	1,159	45,581
		267,922

Belgium - 1.1%
Ageas	1,987	77,594
Anheuser-Busch InBev SA/NV	7,712	845,044
Colruyt SA	686	33,690
Groupe Bruxelles Lambert SA	822	74,599
KBC Groep NV	2,539	168,318
Proximus	1,550	48,572
Solvay SA	755	92,118
Telenet Group Holding NV *	537	31,922
UCB SA	1,289	99,985
Umicore SA	970	55,240
		1,527,082

Denmark - 1.6%
AP Moeller - Maersk A/S:
Class A	38	61,241
Class B	66	109,318
Carlsberg A/S, Class B	1,090	100,653
Chr Hansen Holding A/S (a)	1,008	64,661
Coloplast A/S, Class B	1,211	94,574
Danske Bank A/S	6,970	237,648
DONG Energy A/S (b)	851	32,771
DSV A/S	1,937	100,188
Genmab A/S *	579	111,417
ISS A/S	1,703	64,381
Novo Nordisk A/S, Class B	19,905	683,516
Novozymes A/S, Class B	2,351	93,146
Pandora A/S	1,125	124,513
TDC A/S	8,279	42,639
Tryg A/S	1,180	21,395
Vestas Wind Systems A/S	2,242	182,365
William Demant Holding A/S *	1,220	25,494
		2,149,920

Finland - 0.9%
Elisa Oyj	1,450	51,259
Fortum Oyj	4,528	71,669
Kone Oyj, Class B	3,413	149,928
Metso Oyj (a)	1,149	34,770
Neste Oyj	1,307	51,107
Nokia Oyj	59,068	317,481
Nokian Renkaat Oyj	1,167	48,708
Orion Oyj, Class B	1,045	54,512

See notes to Schedule of Investments

Sampo Oyj, Class A	4,524	214,667
Stora Enso Oyj, Class R	5,616	66,405
UPM-Kymmene Oyj (a)	5,441	127,750
Wartsila Oyj Abp	1,508	80,622
		1,268,878

France - 9.3%
Accor SA	1,729	71,916
Aeroports de Paris	302	37,311
Air Liquide SA	3,935	449,293
Alstom SA *	1,563	46,662
Arkema SA	692	68,121
Atos SE	898	110,975
AXA SA	19,630	507,156
BNP Paribas SA	11,037	734,446
Bollore SA	8,863	34,306
Bouygues SA	2,111	85,801
Bureau Veritas SA	2,703	56,975
Capgemini SA	1,655	152,766
Carrefour SA	5,741	135,264
Casino Guichard-Perrachon SA	577	32,239
Christian Dior SE	555	128,831
Cie de Saint-Gobain	5,606	287,626
Cie Generale des Etablissements Michelin	1,844	224,079
CNP Assurances	1,750	35,587
Credit Agricole SA	11,374	153,739
Danone SA	5,975	406,449
Dassault Aviation SA	23	29,209
Dassault Systemes SE	1,309	113,218
Edenred	2,118	49,990
Eiffage SA	600	46,956
Electricite de France SA (a)	2,649	22,258
Engie	14,790	209,006
Essilor International SA	2,096	254,478
Eurazeo SA	413	27,171
Eutelsat Communications S.A.	1,779	39,649
Fonciere Des Regions	345	28,763
Gecina SA	419	56,812
Groupe Eurotunnel SE	4,766	47,907
Hermes International	269	127,340
Icade SA	377	27,578
Iliad SA	269	60,076
Imerys SA	365	30,956
Ingenico Group	559	52,723
JC Decaux SA	757	26,588
Kering	766	197,984

See notes to Schedule of Investments

Klepierre	2,243	87,142
L'Oreal SA	2,549	490,268
Lagardere SCA	1,203	35,387
Legrand SA	2,703	162,714
LVMH Moet Hennessy Louis Vuitton SE	2,826	621,133
Natixis SA	9,571	58,921
Orange SA	20,255	314,470
Pernod-Ricard SA	2,149	254,056
Peugeot SA *	4,946	99,402
Publicis Groupe SA	1,932	134,893
Remy Cointreau SA	223	21,816
Renault SA	1,945	168,966
Rexel SA	3,081	55,820
Safran SA	3,165	236,216
Sanofi SA	11,989	1,083,748
Schneider Electric SE	5,702	418,918
SCOR SE	1,663	62,850
SEB SA	228	31,846
SFR Group SA *	892	28,013
Societe BIC SA	293	36,504
Societe Generale SA	7,766	393,467
Sodexo SA	933	109,624
Suez	3,330	52,554
Thales SA	1,075	103,841
Total SA	22,803	1,152,997
Unibail-Rodamco SE	1,149	267,913
Valeo SA	2,412	160,450
Veolia Environnement SA	4,847	90,890
Vinci SA	5,124	406,890
Vivendi SA	10,418	202,095
Wendel SA	285	36,089
Zodiac Aerospace	2,069	51,718
		12,639,815

Germany - 9.0%
adidas AG	1,905	362,392
Allianz SE	4,625	857,688
Axel Springer SE	440	24,288
BASF SE	9,760	966,373
Bayer AG	8,370	964,336
Bayerische Motoren Werke AG	3,351	305,751
Bayerische Motoren Werke AG, PFC Shares	555	43,656
Beiersdorf AG	1,027	97,184
Brenntag AG	1,575	88,274
Commerzbank AG *	10,853	98,332
Continental AG	1,113	244,025

See notes to Schedule of Investments

Covestro AG (b)	722	55,622
Daimler AG	9,746	719,250
Deutsche Bank AG *	13,961	240,004
Deutsche Boerse AG *	1,953	178,990
Deutsche Lufthansa AG	2,376	38,546
Deutsche Post AG	9,820	336,075
Deutsche Telekom AG	33,138	580,665
Deutsche Wohnen AG	3,440	113,284
E.ON SE	20,254	161,021
Evonik Industries AG	1,650	53,781
Fraport AG Frankfurt Airport Services Worldwide	424	29,980
Fresenius Medical Care AG & Co. KGaA	2,173	183,231
Fresenius SE & Co. KGaA	4,147	333,236
Fuchs Petrolub SE, PFC Shares	708	34,515
GEA Group AG	1,864	79,189
Hannover Rueck SE	614	70,752
HeidelbergCement AG	1,506	141,034
Henkel AG & Co. KGaA	1,059	117,769
Henkel AG & Co. KGaA, PFC Shares	1,803	231,100
Hochtief AG	211	34,869
Hugo Boss AG	681	49,661
Infineon Technologies AG	11,462	234,596
Innogy SE *(b)	1,405	52,951
K+S AG (a)	1,951	45,349
Lanxess AG	933	62,588
Linde AG	1,880	313,247
MAN SE	359	37,005
Merck KGAA	1,308	149,051
Metro AG	1,817	58,058
Muenchener Rueckversicherungs-Gesellschaft AG	1,630	319,076
OSRAM Licht AG	907	56,879
Porsche Automobil Holding SE, PFC Shares	1,561	85,056
ProSiebenSat.1 Media AG	2,358	104,414
RTL Group SA *	394	31,701
RWE AG *	4,989	82,678
SAP SE	10,177	998,445
Schaeffler AG, PFC Shares	1,692	29,723
Siemens AG	7,996	1,095,229
Symrise AG	1,257	83,592
Telefonica Deutschland Holding AG	7,582	37,590
ThyssenKrupp AG	3,750	91,866
TUI AG	5,085	70,418
United Internet AG	1,254	55,467
Volkswagen AG	330	49,305
Vonovia SE	4,716	166,153
Zalando SE *(b)	881	35,608

See notes to Schedule of Investments

		12,180,918

Hong Kong - 3.4%
AIA Group Ltd.	125,366	791,305
ASM Pacific Technology Ltd.	2,474	33,649
Bank of East Asia Ltd. (The)	12,310	50,931
BOC Hong Kong Holdings Ltd.	37,456	153,095
Cathay Pacific Airways Ltd. *(a)	12,032	17,467
Cheung Kong Infrastructure Holdings Ltd.	6,756	53,056
Cheung Kong Property Holdings Ltd.	27,247	183,803
CK Hutchison Holdings Ltd.	27,347	336,694
CLP Holdings Ltd.	16,622	174,007
First Pacific Co. Ltd.	21,797	15,843
Galaxy Entertainment Group Ltd.	23,913	130,975
Genting Singapore plc	61,654	44,960
Hang Lung Group Ltd.	8,939	38,128
Hang Lung Properties Ltd.	22,926	59,600
Hang Seng Bank Ltd.	7,740	157,017
Henderson Land Development Co. Ltd.	11,125	68,982
HK Electric Investments & HK Electric Investments Ltd. (a)(b)	27,027	24,944
HKT Trust & HKT Ltd.	27,020	34,977
Hong Kong & China Gas Co. Ltd.	77,233	154,520
Hong Kong Exchanges & Clearing Ltd.	12,606	318,099
Hongkong Land Holdings Ltd.	11,994	92,177
Hysan Development Co. Ltd.	6,398	29,027
Jardine Matheson Holdings Ltd.	2,519	161,820
Kerry Properties Ltd.	6,621	22,966
Li & Fung Ltd. (a)	60,061	26,057
Link	22,689	159,021
Melco Crown Entertainment Ltd. ADR	1,940	35,968
MGM China Holdings Ltd.	9,686	20,198
MTR Corp. Ltd.	14,981	84,169
New World Development Co. Ltd.	57,431	70,765
NWS Holdings Ltd.	15,628	28,533
PCCW Ltd.	42,738	25,212
Power Assets Holdings Ltd.	14,042	121,124
Sands China Ltd.	24,683	114,420
Shangri-La Asia Ltd.	12,775	18,603
Sino Land Co. Ltd.	31,433	55,122
SJM Holdings Ltd.	20,186	16,429
Sun Hung Kai Properties Ltd.	14,652	215,388
Swire Pacific Ltd., Class A	5,537	55,344
Swire Properties Ltd.	11,929	38,232
Techtronic Industries Co. Ltd.	14,025	56,777
WH Group Ltd. (b)	81,549	70,321
Wharf Holdings Ltd. (The)	13,906	119,509
See notes to Schedule of Investments

Wheelock & Co. Ltd.	8,286	65,545
Wynn Macau Ltd. (a)	15,891	32,366
Yue Yuen Industrial Holdings Ltd.	7,565	29,728
		4,606,873

Ireland - 1.1%
Bank of Ireland *	280,475	70,162
CRH plc	8,398	295,938
DCC plc	904	79,581
Experian plc	9,697	197,831
James Hardie Industries plc (a)	4,543	71,377
Kerry Group plc, Class A	1,614	126,898
Paddy Power Betfair plc	811	87,211
Ryanair Holdings plc *	1,686	26,121
Shire plc	9,456	550,974
		1,506,093

Israel - 0.7%
Azrieli Group Ltd.	432	22,956
Bank Hapoalim BM	10,868	66,232
Bank Leumi Le-Israel BM *	14,751	65,122
Bezeq The Israeli Telecommunication Corp. Ltd.	21,147	37,979
Check Point Software Technologies Ltd. *	1,301	133,561
Elbit Systems Ltd.	237	27,109
Frutarom Industries Ltd.	387	21,629
Israel Chemicals Ltd.	5,200	22,052
Mizrahi Tefahot Bank Ltd.	1,418	24,035
Mobileye NV *	1,788	109,783
Nice Ltd.	610	41,411
Taro Pharmaceutical Industries Ltd. *(a)	152	17,726
Teva Pharmaceutical Industries Ltd.	9,308	304,392
		893,987

Italy - 1.7%
Assicurazioni Generali SpA	11,841	187,871
Atlantia SpA	4,209	108,576
Enel SpA	77,181	363,172
Eni SpA	25,749	421,596
Ferrari NV	1,252	93,313
Intesa Sanpaolo SpA	9,507	24,181
Intesa Sanpaolo SpA, Milano Stock Exchange	128,425	349,329
Leonardo SpA *	4,126	58,509
Luxottica Group SpA	1,726	95,252
Mediobanca SpA	5,772	52,042
Poste Italiane SpA (b)	5,326	35,476
Prysmian SpA	1,988	52,557

See notes to Schedule of Investments

Saipem SpA *	61,845	28,090
Snam SpA	24,984	107,979
Telecom Italia SpA *	103,232	92,928
Telecom Italia SpA - RSP	61,458	44,869
Terna Rete Elettrica Nazionale SpA	15,370	76,196
UniCredit SpA *	5,353	82,518
UnipolSai Assicurazioni SpA	11,540	25,491
		2,299,945

Japan - 23.1%
ABC-Mart, Inc.	336	19,693
Acom Co. Ltd. *(a)	4,068	16,283
AEON Co. Ltd.	6,667	97,622
AEON Financial Service Co. Ltd. (a)	1,135	21,431
AEON Mall Co. Ltd.	1,161	18,318
Air Water, Inc.	1,519	28,086
Aisin Seiki Co. Ltd.	1,952	96,140
Ajinomoto Co., Inc.	5,499	108,807
Alfresa Holdings Corp.	1,916	33,308
Alps Electric Co. Ltd.	1,919	54,413
Amada Holdings Co. Ltd.	3,469	39,710
ANA Holdings, Inc.	11,831	36,185
Aozora Bank Ltd.	12,060	44,522
Asahi Glass Co. Ltd.	10,284	83,440
Asahi Group Holdings Ltd.	3,915	148,239
Asahi Kasei Corp.	12,870	125,050
Asics Corp.	1,631	26,242
Astellas Pharma, Inc.	21,801	287,532
Bandai Namco Holdings, Inc.	2,037	61,060
Bank of Kyoto Ltd. (The) (a)	3,093	22,576
Benesse Holdings, Inc.	678	21,223
Bridgestone Corp.	6,584	267,265
Brother Industries Ltd.	2,405	50,294
Calbee, Inc. (a)	818	27,940
Canon, Inc.	11,600	362,252
Casio Computer Co. Ltd. (a)	2,331	32,499
Central Japan Railway Co.	1,459	238,313
Chiba Bank Ltd. (The) (a)	7,141	45,950
Chubu Electric Power Co., Inc.	6,569	88,241
Chugai Pharmaceutical Co. Ltd.	2,282	78,554
Chugoku Bank Ltd. (The) (a)	1,735	25,322
Chugoku Electric Power Co., Inc. (The) (a)	2,837	31,476
Concordia Financial Group Ltd.	11,931	55,313
Credit Saison Co. Ltd.	1,512	27,097
CYBERDYNE, Inc. *(a)	1,053	15,132
Dai Nippon Printing Co. Ltd.	5,411	58,554

See notes to Schedule of Investments

Dai-ichi Life Holdings, Inc.	10,913	195,336
Daicel Corp.	2,854	34,463
Daiichi Sankyo Co. Ltd.	6,100	137,623
Daikin Industries Ltd.	2,373	239,289
Daito Trust Construction Co. Ltd.	716	98,448
Daiwa House Industry Co. Ltd.	5,732	164,760
Daiwa House Residential Investment Corp.	13	33,854
Daiwa Securities Group, Inc.	16,944	103,383
DeNA Co., Ltd.	1,068	21,742
Denso Corp.	4,822	212,757
Dentsu, Inc.	2,205	120,088
Don Quijote Holdings Co. Ltd.	1,209	42,081
East Japan Railway Co.	3,350	292,527
Eisai Co. Ltd.	2,551	132,479
Electric Power Development Co. Ltd. (a)	1,493	35,084
FamilyMart UNY Holdings Co. Ltd.	833	49,703
FANUC Corp.	1,962	403,920
Fast Retailing Co. Ltd.	536	168,670
Fuji Electric Co. Ltd.	5,708	33,992
Fuji Heavy Industries Ltd.	6,228	228,432
FUJIFILM Holdings Corp.	4,427	173,529
Fujitsu Ltd.	18,994	116,592
Fukuoka Financial Group, Inc. (a)	7,889	34,268
Hachijuni Bank Ltd. (The) (a)	4,168	23,518
Hakuhodo DY Holdings, Inc.	2,178	25,907
Hamamatsu Photonics KK	1,451	41,880
Hankyu Hanshin Holdings, Inc.	2,462	80,337
Hikari Tsushin, Inc.	219	21,383
Hino Motors Ltd.	2,636	31,959
Hirose Electric Co. Ltd.	326	45,164
Hiroshima Bank Ltd. (The)	5,100	21,691
Hisamitsu Pharmaceutical Co., Inc.	630	36,069
Hitachi Chemical Co. Ltd.	1,062	29,501
Hitachi Construction Machinery Co. Ltd.	1,096	27,424
Hitachi High-Technologies Corp.	702	28,676
Hitachi Ltd.	48,924	265,645
Hitachi Metals Ltd.	2,186	30,748
Hokuriku Electric Power Co. (a)	1,715	16,683
Honda Motor Co. Ltd.	17,201	519,282
Hoshizaki Corp.	516	40,786
HOYA Corp.	4,023	194,354
Hulic Co. Ltd.	3,040	28,695
Idemitsu Kosan Co. Ltd.	897	31,224
IHI Corp. *	14,982	47,391
Iida Group Holdings Co. Ltd.	1,500	23,083
INPEX Corp.	9,691	95,563

See notes to Schedule of Investments

Isetan Mitsukoshi Holdings Ltd.	3,424	37,634
Isuzu Motors Ltd.	6,055	80,194
ITOCHU Corp. (a)	15,148	215,652
J Front Retailing Co. Ltd.	2,460	36,541
Japan Airlines Co. Ltd.	1,220	38,735
Japan Airport Terminal Co. Ltd. (a)	473	16,501
Japan Exchange Group, Inc.	5,318	75,857
Japan Post Bank Co. Ltd.	4,129	51,265
Japan Post Holdings Co. Ltd.	4,588	57,695
Japan Prime Realty Investment Corp.	8	31,035
Japan Real Estate Investment Corp.	13	69,010
Japan Retail Fund Investment Corp.	25	49,068
Japan Tobacco, Inc.	11,134	362,384
JFE Holdings, Inc.	5,325	91,588
JGC Corp.	2,113	36,799
JSR Corp.	1,959	33,146
JTEKT Corp.	2,275	35,392
JX Holdings, Inc. (a)	21,627	106,482
Kajima Corp.	9,163	59,936
Kakaku.com, Inc. (a)	1,455	19,863
Kamigumi Co. Ltd.	2,377	20,600
Kaneka Corp.	2,854	21,346
Kansai Electric Power Co., Inc. (The)	7,178	88,323
Kansai Paint Co. Ltd.	2,223	47,442
Kao Corp.	5,601	307,588
Kawasaki Heavy Industries Ltd.	14,479	43,985
KDDI Corp.	18,567	488,327
Keihan Holdings Co. Ltd.	5,192	31,806
Keikyu Corp. (a)	4,779	52,573
Keio Corp. (a)	5,898	46,856
Keisei Electric Railway Co. Ltd.	1,406	32,726
Keyence Corp.	900	361,055
Kikkoman Corp. (a)	1,501	44,860
Kintetsu Group Holdings Co. Ltd.	18,467	66,764
Kirin Holdings Co. Ltd.	8,326	157,497
Kobe Steel Ltd. *	3,157	28,888
Koito Manufacturing Co. Ltd.	1,147	59,780
Komatsu Ltd.	9,346	244,802
Konami Corp. (a)	951	40,393
Konica Minolta, Inc.	4,612	41,368
Kose Corp.	308	27,991
Kubota Corp.	10,711	161,452
Kuraray Co. Ltd.	3,618	55,039
Kurita Water Industries Ltd.	1,032	25,060
Kyocera Corp.	3,248	181,457
Kyowa Hakko Kirin Co. Ltd.	2,644	42,013

See notes to Schedule of Investments

Kyushu Electric Power Co., Inc. (a)	4,351	46,495
Kyushu Financial Group, Inc.	3,543	21,700
Lawson, Inc.	364	24,750
LINE Corp. *(a)	439	16,921
Lion Corp.	2,422	43,649
LIXIL Group Corp.	2,713	68,953
M3, Inc.	1,979	49,322
Mabuchi Motor Co. Ltd.	499	28,168
Makita Corp.	2,284	80,104
Marubeni Corp.	16,833	103,976
Marui Group Co. Ltd. (a)	2,130	29,024
Maruichi Steel Tube Ltd.	575	16,409
Mazda Motor Corp.	5,810	83,867
McDonald’s Holdings Company (Japan), Ltd. (a)	677	19,771
Mebuki Financial Group, Inc.	9,500	37,962
Medipal Holdings Corp.	1,745	27,418
MEIJI Holdings Co. Ltd.	1,167	97,380
MINEBEA MITSUMI, Inc.	3,459	46,248
Miraca Holdings, Inc.	583	26,769
MISUMI Group, Inc.	2,780	50,469
Mitsubishi Chemical Holdings Corp.	13,822	107,313
Mitsubishi Corp.	15,290	331,374
Mitsubishi Electric Corp.	19,560	281,826
Mitsubishi Estate Co. Ltd.	12,668	230,895
Mitsubishi Gas Chemical Co., Inc.	1,848	38,491
Mitsubishi Heavy Industries Ltd.	32,440	130,531
Mitsubishi Logistics Corp. (a)	1,165	16,083
Mitsubishi Materials Corp.	1,139	34,572
Mitsubishi Motors Corp.	6,788	40,720
Mitsubishi Tanabe Pharma Corp. (a)	2,289	47,792
Mitsubishi UFJ Financial Group, Inc.	132,376	833,858
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,566	22,818
Mitsui & Co. Ltd. *	17,275	250,868
Mitsui Chemicals, Inc.	9,378	46,461
Mitsui Fudosan Co. Ltd.	9,031	192,828
Mitsui OSK Lines Ltd.	11,684	36,719
Mixi, Inc.	472	22,831
Mizuho Financial Group, Inc.	244,114	448,090
MS&AD Insurance Group Holdings, Inc.	5,128	163,791
Murata Manufacturing Co. Ltd.	1,938	276,098
Nabtesco Corp.	1,148	30,549
Nagoya Railroad Co. Ltd. (a)	9,377	42,287
NEC Corp. (a)	26,557	64,110
Nexon Co. Ltd.	1,775	28,226
NGK Insulators Ltd.	2,671	60,596
NGK Spark Plug Co. Ltd.	1,823	41,804

See notes to Schedule of Investments

NH Foods Ltd.	1,767	47,470
Nidec Corp.	2,414	230,548
Nikon Corp.	3,474	50,484
Nintendo Co. Ltd.	1,147	266,149
Nippon Building Fund, Inc.	14	76,746
Nippon Electric Glass Co. Ltd.	4,312	26,121
Nippon Express Co. Ltd.	8,466	43,577
Nippon Paint Holdings Co. Ltd.	1,658	57,909
Nippon Prologis REIT, Inc.	15	32,515
Nippon Steel & Sumitomo Metal Corp.	8,176	188,893
Nippon Telegraph & Telephone Corp.	7,002	299,359
Nippon Yusen KK *	16,471	34,774
Nissan Chemical Industries Ltd.	1,247	36,378
Nissan Motor Co. Ltd.	24,443	235,689
Nisshin Seifun Group, Inc.	2,017	30,154
Nissin Foods Holdings Co. Ltd.	598	33,222
Nitori Holdings Co. Ltd.	816	103,631
Nitto Denko Corp.	1,670	129,191
NOK Corp.	970	22,657
Nomura Holdings, Inc.	36,757	227,538
Nomura Real Estate Holdings, Inc.	1,270	20,267
Nomura Real Estate Master Fund, Inc.	40	62,212
Nomura Research Institute Ltd.	1,300	47,924
NSK Ltd.	4,496	64,407
NTT Data Corp.	1,286	61,068
NTT DoCoMo, Inc.	14,024	327,492
Obayashi Corp.	6,620	62,074
Obic Co. Ltd.	660	31,531
Odakyu Electric Railway Co. Ltd. (a)	3,005	58,605
Oji Holdings Corp.	8,273	38,799
Olympus Corp.	2,969	114,593
Omron Corp.	1,963	86,252
Ono Pharmaceutical Co. Ltd.	4,205	87,202
Oracle Corp. Japan	389	22,301
Oriental Land Co. Ltd. (a)	2,224	127,847
ORIX Corp.	13,402	198,920
Osaka Gas Co. Ltd.	19,117	72,893
Otsuka Corp.	532	28,906
Otsuka Holdings Co. Ltd.	3,952	178,869
Panasonic Corp.	22,347	252,906
Park24 Co. Ltd.	1,041	27,351
Pola Orbis Holdings, Inc.	932	22,519
Rakuten, Inc.	9,485	95,302
Recruit Holdings Co. Ltd.	3,719	190,210
Resona Holdings, Inc.	22,511	121,016
Ricoh Co. Ltd.	6,835	56,382

See notes to Schedule of Investments

Rinnai Corp.	346	27,563
Rohm Co. Ltd.	907	60,383
Ryohin Keikaku Co. Ltd. (a)	243	53,418
Sankyo Co. Ltd.	456	15,274
Santen Pharmaceutical Co. Ltd.	3,800	55,196
SBI Holdings, Inc. (a)	2,175	30,391
Secom Co. Ltd.	2,125	152,697
Sega Sammy Holdings, Inc.	1,900	25,555
Seibu Holdings, Inc.	1,744	28,849
Seiko Epson Corp.	2,852	60,174
Sekisui Chemical Co. Ltd.	4,164	70,197
Sekisui House Ltd.	6,150	101,406
Seven & I Holdings Co. Ltd.	8,126	319,219
Seven Bank Ltd. (a)	6,071	19,881
Sharp Corp. *(a)	15,242	64,117
Shimadzu Corp.	2,414	38,418
Shimamura Co. Ltd.	225	29,827
Shimano, Inc.	750	109,851
Shimizu Corp.	5,627	50,530
Shin-Etsu Chemical Co. Ltd.	3,936	342,114
Shinsei Bank Ltd. (a)	18,227	33,586
Shionogi & Co. Ltd.	3,021	156,390
Shiseido Co. Ltd.	3,874	101,966
Shizuoka Bank Ltd. (The)	5,425	44,240
Showa Shell Sekiyu KK	1,921	19,495
SMC Corp.	579	171,653
SoftBank Group Corp.	10,122	717,803
Sohgo Security Services Co. Ltd.	728	27,269
Sompo Holdings, Inc.	3,599	132,222
Sony Corp.	12,780	431,305
Sony Financial Holdings, Inc. (a)	1,774	28,490
Stanley Electric Co. Ltd.	1,534	43,856
Start Today Co. Ltd.	1,807	40,158
Sumitomo Chemical Co. Ltd.	16,034	89,808
Sumitomo Corp.	12,025	162,228
Sumitomo Dainippon Pharma Co. Ltd. (a)	1,622	26,840
Sumitomo Electric Industries Ltd.	7,690	127,834
Sumitomo Heavy Industries Ltd.	5,639	39,424
Sumitomo Metal Mining Co. Ltd.	5,040	72,078
Sumitomo Mitsui Financial Group, Inc. (a)	14,197	516,753
Sumitomo Mitsui Trust Holdings, Inc. (a)	3,382	117,193
Sumitomo Realty & Development Co. Ltd.	3,640	94,540
Sumitomo Rubber Industries Ltd.	1,743	29,739
Sundrug Co. Ltd.	752	25,301
Suntory Beverage & Food Ltd.	1,417	59,861
Suruga Bank Ltd.	1,775	37,465

See notes to Schedule of Investments

Suzuken Co. Ltd.	790	25,960
Suzuki Motor Corp.	3,478	144,454
Sysmex Corp.	1,593	96,920
T&D Holdings, Inc.	5,906	85,605
Taiheiyo Cement Corp.	12,314	41,322
Taisei Corp.	10,747	78,594
Taisho Pharmaceutical Holdings Co. Ltd.	367	29,882
Taiyo Nippon Sanso Corp. (a)	1,324	15,498
Takashimaya Co. Ltd.	5,081	44,537
Takeda Pharmaceutical Co. Ltd.	7,200	338,955
TDK Corp.	1,255	79,686
Teijin Ltd.	1,907	36,009
Terumo Corp. (a)	3,459	120,245
THK Co. Ltd.	1,228	30,978
Tobu Railway Co. Ltd.	9,869	50,124
Toho Co. Ltd.	1,156	30,683
Toho Gas Co. Ltd. (a)	3,863	27,399
Tohoku Electric Power Co., Inc.	4,614	62,676
Tokio Marine Holdings, Inc.	6,900	291,624
Tokyo Electric Power Co. Holdings, Inc. *	14,746	57,801
Tokyo Electron Ltd.	1,588	173,848
Tokyo Gas Co. Ltd.	19,813	90,488
Tokyo Tatemono Co. Ltd.	2,101	27,778
Tokyu Corp.	10,830	76,949
Tokyu Fudosan Holdings Corp.	5,227	28,451
TonenGeneral Sekiyu KK *	2,985	37,428
Toppan Printing Co. Ltd.	7,348	75,105
Toray Industries, Inc. (a)	14,862	132,273
Toshiba Corp. *(a)	40,748	87,833
TOTO Ltd. (a)	1,443	54,588
Toyo Seikan Group Holdings Ltd.	1,665	27,094
Toyo Suisan Kaisha Ltd.	904	33,726
Toyoda Gosei Co. Ltd.	662	16,884
Toyota Industries Corp.	1,661	82,627
Toyota Motor Corp.	27,430	1,488,841
Toyota Tsusho Corp.	2,165	65,714
Trend Micro, Inc.	1,144	50,920
Tsuruha Holdings, Inc.	372	34,503
Unicharm Corp.	4,114	98,870
United Urban Investment Corp.	29	44,581
USS Co. Ltd.	2,235	37,433
West Japan Railway Co.	1,678	109,428
Yahoo Japan Corp.	14,517	67,307
Yakult Honsha Co. Ltd. (a)	896	49,867
Yamada Denki Co. Ltd. (a)	6,405	32,019
Yamaguchi Financial Group, Inc. (a)	2,021	21,923

See notes to Schedule of Investments

Yamaha Corp.	1,709	47,279
Yamaha Motor Co. Ltd.	2,854	68,715
Yamato Holdings Co. Ltd.	3,564	74,681
Yamazaki Baking Co. Ltd.	1,347	27,734
Yaskawa Electric Corp.	2,583	52,017
Yokogawa Electric Corp.	2,328	36,714
Yokohama Rubber Co. Ltd. (The)	1,123	22,010
		31,237,709

Luxembourg - 0.3%
ArcelorMittal *	18,618	155,759
Eurofins Scientific SE	110	47,837
Millicom International Cellular SA SDR	674	37,583
SES SA FDR	3,714	86,347
Tenaris SA	4,814	83,245
		410,771

Netherlands - 5.5%
ABN AMRO Group NV (b)	2,854	69,205
Aegon NV	18,607	94,781
AerCap Holdings NV *	1,616	74,288
Airbus SE	5,865	447,275
Akzo Nobel NV	2,506	207,456
Altice NV:
Class A *	3,767	85,205
Class B *	1,113	25,140
ASML Holding NV	3,728	494,679
Boskalis Westminster NV	896	30,870
CNH Industrial NV	10,421	100,303
EXOR NV	1,097	56,724
Fiat Chrysler Automobiles NV *	9,199	100,502
Gemalto NV	817	45,577
Heineken Holding NV	1,027	81,574
Heineken NV	2,332	198,449
ING Groep NV	39,253	592,888
Koninklijke Ahold Delhaize NV	12,969	277,145
Koninklijke DSM NV	1,849	125,046
Koninklijke KPN NV	34,831	104,717
Koninklijke Philips NV	9,600	308,393
Koninklijke Vopak NV	716	31,183
NN Group NV	3,190	103,602
NXP Semiconductors NV *	2,976	308,016
QIAGEN NV *	2,172	63,051
Randstad Holding NV (a)	1,212	69,869
Royal Dutch Shell plc:
Class A	43,787	1,154,150

See notes to Schedule of Investments

Class B	39,046	1,073,351
STMicroelectronics NV	6,498	99,989
Unilever NV (CVA)	16,488	819,138
Wolters Kluwer NV	3,078	127,744
		7,370,310

New Zealand - 0.2%
Auckland International Airport Ltd.	9,712	45,987
Contact Energy Ltd.	7,295	25,867
Fletcher Building Ltd.	7,060	41,128
Mercury NZ Ltd.	7,020	15,501
Meridian Energy Ltd.	13,065	25,638
Ryman Healthcare Ltd.	3,823	22,528
Spark New Zealand Ltd.	18,656	45,732
		222,381

Norway - 0.6%
DNB ASA	9,892	157,071
Gjensidige Forsikring ASA	2,039	31,062
Marine Harvest ASA *	3,900	59,492
Norsk Hydro ASA	13,711	79,904
Orkla ASA	8,311	74,451
Schibsted ASA:
Class A	770	19,821
Class B	908	20,805
Statoil ASA	11,378	195,571
Telenor ASA	7,654	127,328
Yara International ASA	1,797	69,216
		834,721

Portugal - 0.1%
Banco Espirito Santo SA * (d)	34,023	—
EDP - Energias de Portugal SA	23,611	79,832
Galp Energia SGPS SA	5,073	76,944
Jeronimo Martins SGPS SA	2,566	45,853
		202,629

Singapore - 1.3%
Ascendas Real Estate Investment Trust	24,231	43,635
CapitaLand Commercial Trust	21,099	23,296
CapitaLand Ltd. (a)	26,148	67,870
CapitaLand Mall Trust	25,281	35,594
City Developments Ltd.	4,171	30,396
ComfortDelGro Corp. Ltd.	21,978	40,230
DBS Group Holdings Ltd.	17,948	248,614
Global Logistic Properties Ltd.	27,165	53,982

See notes to Schedule of Investments

Golden Agri-Resources Ltd.	71,989	19,825
Hutchison Port Holdings Trust	53,290	22,119
Jardine Cycle & Carriage Ltd.	1,007	31,541
Keppel Corp. Ltd.	14,828	73,550
Oversea-Chinese Banking Corp. Ltd.	31,836	221,133
SATS Ltd.	6,826	23,813
SembCorp Industries Ltd.	10,024	22,780
Singapore Airlines Ltd.	5,505	39,627
Singapore Exchange Ltd.	8,194	45,103
Singapore Press Holdings Ltd. (a)	16,319	41,412
Singapore Technologies Engineering Ltd.	15,918	42,442
Singapore Telecommunications Ltd.	80,691	226,123
StarHub Ltd. (a)	6,178	12,719
Suntec Real Estate Investment Trust	24,465	31,317
United Overseas Bank Ltd.	13,114	207,139
UOL Group Ltd.	4,870	24,260
Wilmar International Ltd.	19,586	49,426
Yangzijiang Shipbuilding Holdings Ltd.	19,561	15,792
		1,693,738

Spain - 3.3%
Abertis Infraestructuras SA	6,563	105,649
ACS Actividades de Construccion y Servicios SA	1,911	64,960
Aena SA (b)	688	108,745
Amadeus IT Group SA, Class A	4,441	225,019
Banco Bilbao Vizcaya Argentaria SA	66,588	516,900
Banco de Sabadell SA	53,915	98,787
Banco Popular Espanol SA *	34,232	33,195
Banco Santander SA	154,223	944,046
Bankia SA	46,971	53,467
Bankinter SA	6,873	57,631
CaixaBank SA	33,360	143,431
Distribuidora Internacional de Alimentacion SA (a)	6,346	36,681
Enagas SA	2,312	59,981
Endesa SA	3,238	75,994
Ferrovial SA	4,936	98,658
Gas Natural SDG SA	3,571	78,111
Grifols SA	3,041	74,611
Iberdrola SA	54,737	391,090
Industria de Diseno Textil SA	11,041	388,826
International Consolidated Airlines Group SA	8,585	56,706
Mapfre SA	10,989	37,638
Red Electrica Corp. SA	5,599	107,357
Repsol SA	11,126	172,374
Telefonica SA	47,136	527,609
Zardoya Otis SA	1,918	17,711

See notes to Schedule of Investments

		4,475,177

Sweden - 2.8%
Alfa Laval AB	2,993	56,411
Assa Abloy AB, Class B	10,145	208,558
Atlas Copco AB:
A Shares	6,797	239,588
B Shares	3,978	126,364
Boliden AB	2,788	82,986
Electrolux AB, Series B	2,452	68,072
Getinge AB, Class B	2,040	35,768
Hennes & Mauritz AB, Class B	9,610	245,255
Hexagon AB, Class B	2,635	105,755
Husqvarna AB, Class B	4,245	37,219
ICA Gruppen AB (a)	820	27,968
Industrivarden AB, Class C	1,673	36,203
Investor AB, Class B	4,610	193,836
Kinnevik AB, Class B	2,400	63,975
L E Lundbergforetagen AB, B Shares	384	26,026
Lundin Petroleum AB *	1,894	38,441
Nordea Bank AB	30,745	350,765
Sandvik AB	12,404	185,278
Securitas AB, Class B	3,192	49,831
Skandinaviska Enskilda Banken AB, Class A	15,375	170,849
Skanska AB, Class B	3,467	81,597
SKF AB, Class B (a)	4,058	80,249
Svenska Cellulosa AB SCA, Class B	6,187	199,384
Svenska Handelsbanken AB, Class A (a)	15,446	211,673
Swedbank AB, Class A (a)	9,166	212,087
Swedish Match AB	1,924	62,528
Tele2 AB, Class B	3,663	34,963
Telefonaktiebolaget LM Ericsson, Class B (a)	31,068	207,421
Telia Co. AB	26,489	111,051
Volvo AB, Class B (a)	15,606	230,220
		3,780,321

Switzerland - 9.1%
ABB Ltd.	19,055	445,992
Actelion Ltd. *	981	276,382
Adecco Group AG	1,645	116,802
Aryzta AG *	889	28,545
Baloise Holding AG	509	69,943
Barry Callebaut AG	22	28,765
Chocoladefabriken Lindt & Sprungli AG:
Participation Certificate	10	56,663
Registered Shares	1	66,338

See notes to Schedule of Investments

Cie Financiere Richemont SA	5,283	417,686
Coca-Cola HBC AG *	1,844	47,605
Credit Suisse Group AG *	20,096	299,001
Dufry AG *	466	70,953
EMS-Chemie Holding AG	83	48,338
Galenica AG	39	41,116
Geberit AG	424	182,706
Givaudan SA	93	167,497
Glencore plc *	123,849	485,928
Julius Baer Group Ltd. *	2,281	113,950
Kuehne + Nagel International AG	550	77,662
LafargeHolcim Ltd. *	4,607	271,810
Lonza Group AG *	539	101,882
Nestle SA	31,779	2,439,093
Novartis AG	22,877	1,698,789
Pargesa Holding SA	354	25,021
Partners Group Holding AG	176	94,585
Roche Holding AG	7,198	1,840,770
Schindler Holding AG:
Participation Certificate	412	79,696
Registered Shares	208	39,463
SGS SA	55	117,294
Sika AG	26	155,941
Sonova Holding AG	543	75,322
Swatch Group AG (The):
Bearer Shares	314	112,421
Registered Shares	505	35,166
Swiss Life Holding AG *	327	105,445
Swiss Prime Site AG *	715	62,954
Swiss Re AG	3,280	294,597
Swisscom AG	264	121,694
Syngenta AG *	937	413,817
UBS Group AG *	37,024	591,814
Wolseley plc	2,554	160,804
Zurich Insurance Group AG	1,523	406,428
		12,286,678

United Kingdom - 15.0%
3i Group plc	9,917	93,111
Aberdeen Asset Management plc	9,406	31,213
Admiral Group plc	2,156	53,721
Anglo American plc *	14,193	216,855
Antofagasta plc	4,020	41,971
Ashtead Group plc	5,074	105,028
Associated British Foods plc	3,632	118,642
AstraZeneca plc	12,800	787,034

See notes to Schedule of Investments

Auto Trader Group plc (b)	10,206	50,090
Aviva plc	41,077	274,109
Babcock International Group plc	2,570	28,397
BAE Systems plc	32,128	258,572
Barclays plc	171,216	483,305
Barratt Developments plc	10,219	70,000
Berkeley Group Holdings plc	1,339	53,841
BHP Billiton plc	21,378	329,733
BP plc	193,294	1,112,623
British American Tobacco plc	19,221	1,275,237
British Land Co. plc (The)	9,969	76,204
BT Group plc	85,414	341,068
Bunzl plc	3,418	99,346
Burberry Group plc	4,537	97,912
Capita plc	6,795	48,058
Carnival plc	1,941	111,254
Centrica plc	55,318	150,630
Cobham plc *(a)	17,413	29,031
Coca-Cola European Partners plc:
New York shares	1,165	43,909
Foreign shares	2,212	82,623
Compass Group plc	16,629	313,959
Croda International plc	1,338	59,764
Diageo plc	25,486	729,796
Direct Line Insurance Group plc	14,019	60,994
Dixons Carphone plc	9,979	39,745
easyJet plc	1,619	20,815
Fresnillo plc	2,253	43,898
G4S plc	15,819	60,304
GKN plc	17,476	79,599
GlaxoSmithKline plc	49,343	1,025,986
Hammerson plc	8,073	57,725
Hargreaves Lansdown plc	2,659	43,313
Hikma Pharmaceuticals plc (a)	1,464	36,365
HSBC Holdings plc	203,814	1,662,480
IMI plc	2,772	41,472
Imperial Brands plc	9,704	470,291
Inmarsat plc	4,598	48,986
InterContinental Hotels Group plc	1,913	93,697
Intertek Group plc	1,645	80,971
Intu Properties plc (a)	9,597	33,576
Investec plc	6,644	45,305
ITV plc	36,997	101,563
J Sainsbury plc	16,600	54,982
Johnson Matthey plc	1,973	76,122
Kingfisher plc	22,775	93,186

See notes to Schedule of Investments

Land Securities Group plc	8,061	107,060
Legal & General Group plc	60,249	186,557
Lloyds Banking Group plc	650,206	540,764
London Stock Exchange Group plc	3,198	127,231
Marks & Spencer Group plc	16,551	69,909
Mediclinic International plc	3,758	33,565
Meggitt plc	7,904	44,115
Merlin Entertainments plc (b)	7,236	43,496
Mondi plc	3,744	90,460
National Grid plc	38,106	483,462
Next plc	1,416	76,601
Old Mutual plc	50,252	126,468
Pearson plc	8,377	71,429
Persimmon plc	3,137	82,304
Petrofac Ltd.	2,645	30,553
Provident Financial plc	1,505	56,549
Prudential plc	27,100	572,442
Randgold Resources Ltd.	955	83,448
Reckitt Benckiser Group plc	6,400	584,267
RELX NV	10,069	186,796
RELX plc	11,031	215,967
Rio Tinto plc	12,522	504,232
Rolls-Royce Holdings plc *	18,612	175,829
Royal Bank of Scotland Group plc *	35,902	108,864
Royal Mail plc	9,176	48,872
RSA Insurance Group plc	10,388	76,288
Sage Group plc (The)	11,005	86,933
Schroders plc	1,382	52,449
Segro plc	8,386	47,946
Severn Trent plc	2,400	71,590
Sky plc *	10,516	128,609
Smith & Nephew plc	10,355	157,663
Smiths Group plc	4,028	81,843
SSE plc	10,199	188,489
St James's Place plc	5,368	71,453
Standard Chartered plc *	33,232	317,862
Standard Life plc	20,139	89,545
Tate & Lyle plc	4,755	45,565
Taylor Wimpey plc	33,286	80,512
Tesco plc *	82,740	192,566
Travis Perkins plc	2,548	48,338
Unilever plc	12,991	640,810
United Utilities Group plc	6,952	86,559
Vodafone Group plc	269,329	701,867
Weir Group plc (The)	2,181	52,464
Whitbread plc	1,862	92,392

See notes to Schedule of Investments

William Hill plc	8,854	32,289
WM Morrison Supermarkets plc	22,618	68,064

See notes to Schedule of Investments

Worldpay Group plc (b)	18,219	67,360
WPP plc	12,993	284,795
		20,253,902

Total Common Stocks (Cost $116,087,554)		132,152,315

PREFERRED STOCK - 0.2%

Germany - 0.2%
Volkswagen AG, 0.12%	1,878	273,776

Total Preferred Stocks (Cost $296,299)		273,776

EXCHANGE-TRADED FUNDS - 1.2%
iShares MSCI EAFE ETF	25,474	1,586,775

Total Exchange-Traded Funds (Cost $1,458,707)		1,586,775

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	269,362	269,362

Total Time Deposit (Cost $269,362)		269,362

	SHARES	VALUE ($)
RIGHTS - 0.0% (c)

Germany - 0.0% (c)
Deutsche Bank AG *	13,961	33,362

Total Rights (Cost $0)		33,362

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	4,423,415	4,423,415

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $4,423,415)		4,423,415

TOTAL INVESTMENTS (Cost $122,535,337) - 102.6%		138,739,005
Other assets and liabilities, net - (2.6%)		(3,549,991)

See notes to Schedule of Investments

NET ASSETS - 100.0%	135,189,014

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $4,198,814 as of March 31, 2017.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $646,589, which represents 0.5% of the net assets of the Portfolio as of March 31, 2017.

(c) Amount is less than 0.05%.
(d) For fair value measurement disclosure purposes, security is categorized as Level 3.

Abbreviations:
ADR:	American Depositary Receipts
CVA:	Certificaten Van Aandelen
FDR:	Fiduciary Depositary Receipts
PFC Shares:	Preference Shares
SDR:	Swedish Depositary Receipts

See notes to Schedule of Investments

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Financials	20.8%
Industrials	14.1%
Consumer Discretionary	12.1%
Consumer Staples	11.3%
Health Care	10.6%
Materials	7.8%
Information Technology	5.6%
Energy	4.9%
Telecommunication Services	4.4%
Real Estate	3.7%
Utilities	3.3%
Exchange-Traded Funds	1.2%
Time Deposit	0.2%
Total	100.0%

*	Does not include Short Term Investment of Cash Collateral For Securities Loaned.

See notes to Schedule of Investments

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 94.0%

Equity Exchange-Traded Funds - 47.7%
Financial Select Sector SPDR Fund	36,000	854,280
Health Care Select Sector SPDR Fund	12,000	892,320
iShares Core S&P Mid-Cap ETF	26,500	4,537,330
iShares Russell 2000 ETF (a)	29,000	3,986,920
iShares S&P 500 Growth ETF	55,000	7,233,600
iShares S&P 500 Value ETF	59,000	6,138,360
iShares S&P Mid-Cap 400 Growth ETF	6,000	1,145,460
iShares S&P Mid-Cap 400 Value ETF	4,000	593,800
Technology Select Sector SPDR Fund	17,000	906,270
Vanguard FTSE Developed Markets ETF	273,000	10,728,900
Vanguard FTSE Emerging Markets ETF	30,000	1,191,600
Vanguard REIT ETF	27,000	2,229,930
Vanguard S&P 500 ETF	65,000	14,062,750
		54,501,520

Fixed-Income Exchange-Traded Funds - 46.3%
iShares Core U.S. Aggregate Bond ETF	243,000	26,363,070
SPDR Bloomberg Barclays High Yield Bond ETF (a)	15,500	572,415
Vanguard Total Bond Market ETF	320,000	25,945,600
		52,881,085

Total Exchange-Traded Funds (Cost $101,681,000)		107,382,605

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 5.8%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	6,622,529	6,622,529

Total Time Deposit (Cost $6,622,529)		6,622,529

See notes to Schedule of Investments

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	1,252,193	1,252,193

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $1,252,193)		1,252,193

TOTAL INVESTMENTS (Cost $109,555,722) - 100.9%		115,257,327
Other assets and liabilities, net - (0.9%)		(1,006,258)
NET ASSETS - 100.0%		114,251,069

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini S&P 500 Index	33	6/17	$3,892,680	$3,160)
E-Mini S&P MidCap 400 Index	6	6/17	1,030,920	5,276
Mini MSCI EAFE Index	20	6/17	1,782,000	48,584
Mini Russell 2000 Index	18	6/17	1,245,960	20,010
Total Long				$70,710

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security, or portion of security, is on loan. Total value of securities on loan is $1,226,320 as of March 31, 2017.

See notes to Schedule of Investments

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 94.6%

Equity Exchange-Traded Funds - 63.0%
Financial Select Sector SPDR Fund	26,000	616,980
Health Care Select Sector SPDR Fund	10,000	743,600
iShares Core S&P Mid-Cap ETF	30,000	5,136,600
iShares Russell 2000 ETF (a)	28,000	3,849,440
iShares S&P 500 Growth ETF (a)	54,000	7,102,080
iShares S&P 500 Value ETF	60,000	6,242,400
iShares S&P Mid-Cap 400 Growth ETF	5,000	954,550
iShares S&P Mid-Cap 400 Value ETF	3,000	445,350
Technology Select Sector SPDR Fund (a)	13,000	693,030
Vanguard FTSE Developed Markets ETF	269,000	10,571,700
Vanguard FTSE Emerging Markets ETF	22,000	873,840
Vanguard REIT ETF	30,000	2,477,700
Vanguard S&P 500 ETF	64,000	13,846,400
		53,553,670

Fixed-Income Exchange-Traded Funds - 31.6%
iShares Core U.S. Aggregate Bond ETF	158,000	17,141,420
SPDR Bloomberg Barclays High Yield Bond ETF (a)	12,000	443,160
Vanguard Total Bond Market ETF	114,000	9,243,120
		26,827,700

Total Exchange-Traded Funds (Cost $74,863,254)		80,381,370

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 5.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	4,424,797	4,424,797

Total Time Deposit (Cost $4,424,797)		4,424,797

See notes to Schedule of Investments

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	2,268,775	2,268,775

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $2,268,775)		2,268,775

TOTAL INVESTMENTS (Cost $81,556,826) - 102.5%		87,074,942
Other assets and liabilities, net - (2.5%)		(2,106,863)
NET ASSETS - 100.0%		84,968,079

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini S&P 500 Index	22	6/17	$2,595,120	$2,107)
E-Mini S&P MidCap 400 Index	5	6/17	859,100	4,397
Mini MSCI EAFE Index	13	6/17	1,158,300	31,710
Mini Russell 2000 Index	12	6/17	830,640	13,340
Total Long				$47,340

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security, or portion of security, is on loan. Total value of securities on loan is $2,222,646 as of March 31, 2017.

See notes to Schedule of Investments

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 94.2%

Equity Exchange-Traded Funds - 77.6%
Financial Select Sector SPDR Fund	43,000	1,020,390
Health Care Select Sector SPDR Fund	16,000	1,189,760
iShares Core S&P Mid-Cap ETF (a)	64,000	10,958,080
iShares Russell 2000 ETF (a)	55,000	7,561,400
iShares S&P 500 Growth ETF	108,000	14,204,160
iShares S&P 500 Value ETF	123,000	12,796,920
iShares S&P Mid-Cap 400 Growth ETF	7,000	1,336,370
iShares S&P Mid-Cap 400 Value ETF	5,000	742,250
Technology Select Sector SPDR Fund	20,000	1,066,200
Vanguard FTSE Developed Markets ETF	534,000	20,986,200
Vanguard FTSE Emerging Markets ETF	36,000	1,429,920
Vanguard REIT ETF	67,000	5,533,530
Vanguard S&P 500 ETF	128,000	27,692,800
		106,517,980

Fixed-Income Exchange-Traded Funds - 16.6%
iShares Core U.S. Aggregate Bond ETF	204,000	22,131,960
SPDR Bloomberg Barclays High Yield Bond ETF	18,000	664,739
		22,796,699

Total Exchange-Traded Funds (Cost $117,157,806)		129,314,679

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 5.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	7,554,516	7,554,516

Total Time Deposit (Cost $7,554,516)		7,554,516

See notes to Schedule of Investments

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	5,043,839	5,043,839

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $5,043,839)		5,043,839

TOTAL INVESTMENTS (Cost $129,756,161) - 103.4%		141,913,034
Other assets and liabilities, net - (3.4%)		(4,667,567)
NET ASSETS - 100.0%		137,245,467

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini S&P 500 Index	35	6/17	$4,128,600	($3,439)
E-Mini S&P MidCap 400 Index	6	6/17	1,030,920	5,276
Mini MSCI EAFE Index	19	6/17	1,692,900	46,440
Mini Russell 2000 Index	21	6/17	1,453,620	23,433
Total Long				$71,710

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security, or portion of security, is on loan. Total value of securities on loan is $4,944,205 as of March 31, 2017.

See notes to Schedule of Investments

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.6%

Airlines - 0.3%
American Airlines Group, Inc.	9,066	383,492

Automobiles - 0.6%
Tesla, Inc. *	2,680	745,844

Beverages - 0.4%
Monster Beverage Corp. *	10,266	473,981

Biotechnology - 8.0%
Alexion Pharmaceuticals, Inc. *	4,027	488,233
Amgen, Inc.	13,243	2,172,779
Biogen, Inc. *	3,900	1,066,338
BioMarin Pharmaceutical, Inc. *	3,072	269,660
Celgene Corp. *	13,990	1,740,776
Gilead Sciences, Inc.	23,504	1,596,392
Incyte Corp. *	3,376	451,270
Regeneron Pharmaceuticals, Inc. *	1,873	725,806
Shire plc ADR	1,460	254,376
Vertex Pharmaceuticals, Inc. *	4,449	486,498
		9,252,128

Commercial Services & Supplies - 0.2%
Cintas Corp.	1,881	238,022

Communications Equipment - 2.6%
Cisco Systems, Inc.	89,974	3,041,121

Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	7,898	1,324,415
Walgreens Boots Alliance, Inc.	19,436	1,614,160
		2,938,575

Food Products - 2.7%
Kraft Heinz Co. (The)	21,866	1,985,652

See notes to Schedule of Investments

Mondelez International, Inc., Class A	27,452	1,182,632
		3,168,284

Health Care Equipment & Supplies - 1.1%
DENTSPLY SIRONA, Inc.	4,134	258,127
Hologic, Inc. *	4,987	212,197
IDEXX Laboratories, Inc. *	1,583	244,747
Intuitive Surgical, Inc. *	691	529,631
		1,244,702

Health Care Providers & Services - 0.8%
Express Scripts Holding Co. *	10,892	717,892
Henry Schein, Inc. *	1,448	246,116
		964,008

Health Care Technology - 0.3%
Cerner Corp. *	5,929	348,922

Hotels, Restaurants & Leisure - 2.1%
Marriott International, Inc., Class A	6,897	649,560
Norwegian Cruise Line Holdings Ltd. *	4,006	203,224
Starbucks Corp.	26,207	1,530,227
		2,383,011

Internet & Direct Marketing Retail - 10.2%
Amazon.com, Inc. *	8,581	7,607,400
Ctrip.com International Ltd. ADR *	7,518	369,510
Expedia, Inc.	2,462	310,631
JD.com, Inc. ADR *	16,446	511,635
Liberty Interactive Corp. QVC Group, Class A *	7,868	157,517
Liberty Ventures, Series A *	1,430	63,606
Netflix, Inc. *	7,740	1,144,049
Priceline Group, Inc. (The) *	884	1,573,494
TripAdvisor, Inc. *(a)	2,346	101,253
		11,839,095

Internet Software & Services - 16.0%
Akamai Technologies, Inc. *	3,099	185,010
Alphabet, Inc.:
Class A *	5,343	4,529,795
Class C *	6,239	5,175,625
Baidu, Inc. ADR *	4,949	853,801
eBay, Inc. *	19,547	656,193
Facebook, Inc., Class A *	42,351	6,015,960
NetEase, Inc. ADR	1,349	383,116
Yahoo!, Inc. *	17,092	793,240

See notes to Schedule of Investments

		18,592,740

IT Services - 2.8%
Automatic Data Processing, Inc.	8,087	828,028
Cognizant Technology Solutions Corp., Class A *	10,899	648,708
Fiserv, Inc. *	3,858	444,866
Paychex, Inc.	6,474	381,319
PayPal Holdings, Inc. *	21,673	932,372
		3,235,293

Leisure Products - 0.3%
Hasbro, Inc.	2,237	223,297
Mattel, Inc.	6,008	153,865
		377,162

Life Sciences - Tools & Services - 0.4%
Illumina, Inc. *	2,633	449,295

Machinery - 0.4%
PACCAR, Inc.	6,295	423,024

Media - 6.6%
Charter Communications, Inc., Class A *	4,835	1,582,592
Comcast Corp., Class A	85,105	3,199,097
Discovery Communications, Inc.:
Class A *(a)	2,656	77,263
Class C *	4,307	121,931
DISH Network Corp., Class A *	4,080	259,039
Liberty Global plc:
Class A *	4,557	163,460
Class C *	11,341	397,389
Liberty Global plc LiLAC:
Class A *	950	21,128
Class C *	2,175	50,112
Sirius XM Holdings, Inc. (a)	84,789	436,663
Twenty-First Century Fox, Inc.:
Class A	18,923	612,916
Class B	14,339	455,693
Viacom, Inc., Class B	6,248	291,282
		7,668,565

See notes to Schedule of Investments

Multiline Retail - 0.3%
Dollar Tree, Inc. *	4,232	332,043

Pharmaceuticals - 0.3%
Mylan NV *	9,606	374,538

Professional Services - 0.2%
Verisk Analytics, Inc. *	3,034	246,179

Road & Rail - 0.8%
CSX Corp.	16,660	775,523
JB Hunt Transport Services, Inc.	2,010	184,397
		959,920

Semiconductors & Semiconductor Equipment - 10.5%
Analog Devices, Inc.	5,521	452,446
Applied Materials, Inc.	19,418	755,360
Broadcom Ltd.	7,212	1,579,140
Intel Corp.	84,957	3,064,399
KLA-Tencor Corp.	2,802	266,386
Lam Research Corp.	2,928	375,838
Maxim Integrated Products, Inc.	5,018	225,609
Microchip Technology, Inc.	3,892	287,152
Micron Technology, Inc. *	19,830	573,087
NVIDIA Corp.	10,187	1,109,670
QUALCOMM, Inc.	26,560	1,522,950
Skyworks Solutions, Inc.	3,357	328,919
Texas Instruments, Inc.	17,915	1,443,232
Xilinx, Inc.	4,478	259,232
		12,243,420

Software - 11.6%
Activision Blizzard, Inc.	13,520	674,107
Adobe Systems, Inc. *	8,885	1,156,205
Autodesk, Inc. *	3,964	342,767
CA, Inc.	7,523	238,630
Check Point Software Technologies Ltd. *	3,084	316,604
Citrix Systems, Inc. *	2,796	233,158
Electronic Arts, Inc. *	5,543	496,209
Intuit, Inc.	4,595	532,974
Microsoft Corp.	138,958	9,151,774
Symantec Corp.	11,054	339,137
		13,481,565

Specialty Retail - 1.2%
O'Reilly Automotive, Inc. *	1,648	444,696

See notes to Schedule of Investments

Ross Stores, Inc.	7,091	467,084
Tractor Supply Co.	2,355	162,425
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,105	315,179
		1,389,384

Technology Hardware, Storage & Peripherals - 12.2%
Apple, Inc.	94,299	13,546,994
Seagate Technology plc	5,268	241,959
Western Digital Corp.	5,180	427,506
		14,216,459

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,202	267,903

Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc. *	14,863	960,001
Vodafone Group plc ADR	7,710	203,776
		1,163,777

Total Common Stocks (Cost $52,789,055)		112,442,452

EXCHANGE-TRADED FUNDS - 2.2%
Powershares QQQ Trust, Series 1	19,000	2,515,220

Total Exchange-Traded Funds (Cost $2,050,085)		2,515,220

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills, 0.573%, 8/17/17 ^	300,000	299,121

Total U.S. Treasury Obligations (Cost $299,341)		299,121

TIME DEPOSIT - 0.8%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	893,908	893,908

Total Time Deposit (Cost $893,908)		893,908

See notes to Schedule of Investments

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	641,980	641,980

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $641,980)		641,980

TOTAL INVESTMENTS (Cost $56,674,369) - 100.3%		116,792,681
Other assets and liabilities, net - (0.3%)		(384,077)
NET ASSETS - 100.0%		116,408,604

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini NASDAQ 100 Index	14	6/17	$1,522,780	$16,190

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $608,991 as of March 31, 2017.

Abbreviations:
ADR:	American Depositary Receipts

See notes to Schedule of Investments

Calvert Variable Products, Inc. (the “Corporation”) was organized as a Maryland corporation on January 24, 1984, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Corporation operates nine (9) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the portfolio holdings for the nine (9) funds listed below (each, a “Portfolio” and collectively, the “Portfolios”):

•    Calvert VP S&P 500 Index Portfolio (“VP S&P 500 Index”);

•    Calvert VP Investment Grade Bond Index Portfolio (“VP Investment Grade Bond Index”);

•    Calvert VP S&P MidCap 400 Index Portfolio (“VP S&P MidCap 400 Index”);

•    Calvert VP Russell 2000 Small Cap Index Portfolio (“VP Russell 2000 Small Cap Index”);

•    Calvert VP EAFE International Index Portfolio (“VP EAFE International Index”);

•    Calvert VP Volatility Managed Moderate Portfolio (“VP Volatility Managed Moderate”);

•    Calvert VP Volatility Managed Moderate Growth Portfolio (“VP Volatility Managed Moderate Growth”);

•    Calvert VP Volatility Managed Growth Portfolio (“VP Volatility Managed Growth”); and

•    Calvert VP Nasdaq 100 Index Portfolio (“VP Nasdaq 100 Index”).
NOTE A - Valuation
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following tables summarize the market value of each Portfolio's holdings as of March 31, 2017, based on the inputs used to value them:

VP S&P 500 INDEX
	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks*	$468,185,315	$—	$—	$468,185,315
Exchange-Traded Funds	5,657,760	—	—	5,657,760
Rights	—	773	—	773
U.S. Treasury Obligations	—	1,495,608	—	1,495,608
Time Deposit	—	12,872,779	—	12,872,779
Short Term Investment of Cash Collateral For Securities Loaned	2,497,000	—	—	2,497,000
TOTAL	$476,340,075	$14,369,160	$—	$490,709,235
Futures Contracts**	($88,990)	$—	$—	($88,990)

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
** The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2017.

VP INVESTMENT GRADE BOND INDEX
	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$638,837	$—	$638,837
Commercial Mortgage-Backed Securities	—	1,756,189	—	1,756,189
Corporate Bonds	—	46,481,555	—	46,481,555
Floating Rate Loans	—	—	2,553	2,553
Municipal Obligations	—	1,010,470	—	1,010,470
Sovereign Government Bonds	—	1,016,831	—	1,016,831
U.S. Government Agencies and Instrumentalities	—	9,836,099	—	9,836,099
U.S. Government Agency Mortgage-Backed Securities	—	42,921,143	—	42,921,143
U.S. Treasury Obligations	—	59,935,650	—	59,935,650
Time Deposit	—	1,386,844	—	1,386,844
Short Term Investment of Cash Collateral For Securities Loaned	518,513	—	—	518,513
TOTAL	$518,513	$164,983,618	$2,553^	$165,504,684

^ Level 3 securities represent less than 0.05% of net assets.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2017.

VP S&P MIDCAP 400 INDEX
	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks*	$489,903,263	$—	$0	$489,903,263
Exchange-Traded Funds	8,122,920	—	—	8,122,920
U.S. Treasury Obligations	—	997,072	—	997,072
Time Deposit	—	19,196,958	—	19,196,958
Short Term Investment of Cash Collateral For Securities Loaned	28,518,649	—	—	28,518,649
TOTAL	$526,544,832	$20,194,030	$0^	$546,738,862
Futures Contracts**	($32,830)	$—	$—	($32,830)

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
** The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities are valued at $0 and represent less than 0.05% of net assets.

There were no transfers between Level 1 and Level 2 during the period March 31, 2017.

VP RUSSELL 2000 SMALL CAP INDEX
	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks*	$160,536,665	$—	$0	$160,536,665
Exchange-Traded Funds	5,430,460	—	—	5,430,460
U.S. Treasury Obligations	—	997,072	—	997,072
Time Deposit	—	11,651,875	—	11,651,875
Rights	—	22,950	0	22,950
Warrant	70	—	—	70
Short Term Investment of Cash Collateral For Securities Loaned	15,723,928	—	—	15,723,928
TOTAL	$181,691,123	$12,671,897	$0^	$194,363,020
Futures Contracts**	$189,710	$—	$—	$189,710

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
** The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities are valued at $0 and represent less than 0.05% of net assets.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2017.

VP EAFE INTERNATIONAL INDEX
	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks
Germany	$178,990	$12,001,928	$—	$12,180,918
Hong Kong	104,594	4,502,279	—	4,606,873
Ireland	126,898	1,379,195	—	1,506,093
Israel	261,070	632,917	—	893,987
Netherlands	1,201,442	6,168,868	—	7,370,310
New Zealand	15,501	206,880	—	222,381
Switzerland	276,382	12,010,296	—	12,286,678
United Kingdom	91,967	20,161,935	—	20,253,902
Other Countries*	—	72,831,173	0	72,831,173
Total Common Stocks	2,256,844	129,895,471	** 0	132,152,315
Preferred Stocks*	—	273,776	** —	273,776
Exchange-Traded Funds	1,586,775	—	—	1,586,775
Time Deposit	—	269,362	—	269,362
Rights	33,362	—	—	33,362
Short Term Investment of Cash Collateral For Securities Loaned	4,423,415	—	—	4,423,415
TOTAL	$8,300,396	$130,438,609	$0^	$138,739,005

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
** Includes certain securities trading primarily outside the U.S. where the value was adjusted as a result of significant market movements following the close of local trading.
^ Level 3 securities are valued at $0 and represent less than 0.05% of net assets.

On March 31, 2017, price movements exceeded specified parameters for certain securities that trade primarily outside the U.S. and the third party fair value pricing service quantitatively fair valued the affected securities. As a result, $1,035,447 transferred out of Level 1 into Level 2. In addition, price movements that exceeded specified parameters at December 31, 2016 did not exceed specified parameters at March 31, 2017. As a result, $1,130,313 transferred out of Level 2 into Level 1. The amounts of these transfers were determined based on the fair value of the securities at the end of the period.

VP VOLATILITY MANAGED MODERATE
	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Funds	$107,382,605	$—	$—	$107,382,605
Time Deposit	—	6,622,529	—	6,622,529
Short Term Investment of Cash Collateral For Securities Loaned	1,252,193	—	—	1,252,193
TOTAL	$108,634,798	$6,622,529	$—	$115,257,327
Asset Derivative - Futures Contracts*	$73,870	$—	$—	$73,870
Liability Derivative – Futures Contracts*	$(3,160)	$—	$—	$(3,160)

* The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2017.

VP VOLATILITY MANAGED MODERATE GROWTH
	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Funds	$80,381,370	$—	$—	$80,381,370
Time Deposit	—	4,424,797	—	4,424,797
Short Term Investment of Cash Collateral For Securities Loaned	2,268,775	—	—	2,268,775
TOTAL	$82,650,145	$4,424,797	$—	$87,074,942
Asset Derivative - Futures Contracts*	$49,447	$—	$—	$49,447
Liability Derivative – Futures Contracts*	$(2,107)	$—	$—	$(2,107)

* The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2017.

VP VOLATILITY MANAGED GROWTH
	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Funds	$129,314,679	$—	$—	$129,314,679
Time Deposit	—	7,554,516	—	7,554,516
Short Term Investment of Cash Collateral For Securities Loaned	5,043,839	—	—	5,043,839
TOTAL	$134,358,518	$7,554,516	$—	$141,913,034
Asset Derivative - Futures Contracts*	$75,149	$—	$—	$75,149
Liability Derivative – Futures Contracts*	$(3,439)	$—	$—	$(3,439)

* The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the period ended March 31, 2017.

VP NASDAQ 100 INDEX
	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks*	$112,442,452	$—	$—	$112,442,452
Exchange-Traded Funds	2,515,220	—	—	2,515,220
U.S. Treasury Obligations	—	299,121	—	299,121
Time Deposit	—	893,908	—	893,908
Short Term Investment of Cash Collateral For Securities Loaned	641,980	—	—	641,980
TOTAL	$115,599,652	$1,193,029	$—	$116,792,681
Futures Contracts**	$16,190	$—	$—	$16,190

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
** The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2017.
NOTE B – Futures Contracts
During the period ended March 31, 2017, futures contracts were used to provide equity market exposure for uncommitted cash balances and, in the case of the VP Volatility Managed Portfolios, to adjust the Portfolio's overall equity exposure in an effort to stabilize portfolio volatility around a target level. The Portfolios’ futures contracts at period end are presented in the Schedules of Investments.

The volume of outstanding contracts has varied throughout the period ended March 31, 2017 with an average notional cost of contracts as in the following table:

	Average Notional Cost of Contracts
	Long	Short
VP S&P 500 Index	$10,016,245	$-
VP S&P MidCap 400 Index	11,473,017	-
VP Russell 2000 Small Cap Index	11,782,135	-
VP Volatility Managed Moderate	7,723,258	-
VP Volatility Managed Moderate Growth	5,290,477	-
VP Volatility Managed Growth	7,842,134	-
VP NASDAQ 100 Index	1,779,151	-
NOTE C – Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Portfolios at March 31, 2017, as determined on a federal income tax basis, were as follows:

	VP S&P 500 INDEX	VP INVESTMENT GRADE BOND INDEX	VP S&P MIDCAP 400 INDEX	VP RUSSELL 2000 SMALL CAP INDEX	VP EAFE INTERNATIONAL INDEX
Unrealized appreciation	$172,508,251	$4,443,183	$107,408,599	$55,527,294	$27,913,195
Unrealized (depreciation)	(10,805,258)	(1,161,241)	(14,255,226)	(14,324,062)	(14,106,294)
Net unrealized appreciation (depreciation)	$161,702,993	$3,281,942	$93,153,373	$41,203,232	$13,806,901

Federal income tax cost of investments	$329,006,242	$162,222,742	$453,585,489	$153,159,788	$124,932,104

	VP VOLATILITY MANAGED MODERATE	VP VOLATILITY MANAGED MODERATE GROWTH	VP VOLATILITY MANAGED GROWTH	VP NASDAQ 100 INDEX
Unrealized appreciation	$6,453,500	$5,829,451	$12,396,232	$61,096,620
Unrealized (depreciation)	(1,007,883)	(363,701)	(319,420)	(993,033)
Net unrealized appreciation (depreciation)	$5,445,617	$5,465,750	$12,076,812	$60,103,587

Federal income tax cost of investments	$109,811,710	$81,609,192	$129,836,222	$56,689,094

For information on each Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to each Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Products, Inc.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    May 22, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    May 22, 2017